Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q1PH

Statements of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income Fund
21
Franklin Federal Limited-Term Tax-Free Income Fund 42
Franklin Florida Tax-Free Income Fund 53
Franklin Georgia Tax-Free Income Fund 57
Franklin High Yield Tax-Free Income Fund 62
Franklin Kentucky Tax-Free Income Fund 101
Franklin Louisiana Tax-Free Income Fund 104
Franklin Maryland Tax-Free Income Fund 108
Franklin Massachusetts Tax-Free Income Fund 112
Franklin Michigan Tax-Free Income Fund 116
Franklin Minnesota Tax-Free Income Fund 123
Franklin Missouri Tax-Free Income Fund 131
Franklin Municipal Green Bond Fund 137
Franklin New Jersey Tax-Free Income Fund 140
Franklin North Carolina Tax-Free Income Fund 145
Franklin Ohio Tax-Free Income Fund 150
Franklin Oregon Tax-Free Income Fund 159
Franklin Pennsylvania Tax-Free Income Fund 166
Franklin Virginia Tax-Free Income Fund 174
Notes to Statements of Investments 179

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Alabama Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Alabama 96.2%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,278,360
Alabama Federal Aid Highway Finance Authority , Revenue , 2017 A , Refunding ,
5% , 6/01/37 ...................................................... 4,130,000 5,161,309
Alabama Highway Finance Corp. , Rebuild Alabama Act Gasoline/Diesel Tax , Revenue ,
2020 A , 5% , 8/01/40 ................................................ 1,000,000 1,300,891
Alabama Public School and College Authority ,
Revenue, 2020 A, Refunding, 5%, 11/01/33 .............................. 1,000,000 1,344,683
Revenue, 2020 A, Refunding, 4%, 11/01/40 .............................. 2,000,000 2,444,172
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,575,173
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,911,913
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,312,904
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 392,279
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 423,581
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 519,807
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 424,394
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 604,518
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 651,815
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 477,206
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 3,022,606
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 837,367
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,965,712
a
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 2,000,000 2,489,698
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,714,490
Calhoun County Board of Education , Special Tax , 2016 , BAM Insured , 5% , 2/01/46 ..
6,000,000 6,936,423
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 3,060,872
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
7,500,000 8,982,112
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
10,000,000 11,816,968
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,991,815
Water, Revenue, 2015, 5%, 11/01/35 ................................... 4,000,000 4,676,236
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
3,500,000 4,085,006
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 3,047,844
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,970,105
City of Phenix City , GO , 2014 A , Pre-Refunded , 5% , 8/01/43 ...................
3,000,000 3,315,592
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 2,109,680
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 3,545,159
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,446,928
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,209,475
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,054,803
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 ..............
2,000,000 2,263,122
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,152,513
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,595,732

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/45 .................................................... $ 10,000,000 $ 11,692,365
Homewood Educational Building Authority , Samford University , Revenue , 2019 A ,
Refunding , 4% , 12/01/49 ............................................ 2,500,000 2,818,847
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ............... 3,000,000 3,451,582
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 6,099,367
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,691,581
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,797,059
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,504,202
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,614,925
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,105,550
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,314,856
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,921,247
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,000,000 3,067,972
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 2,000,000 2,379,434
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,440,581
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,942
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,911,858
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,727,669
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 6,094,986
University of Alabama (The) ,
Revenue, 2013 D-2, 5%, 10/01/37 ..................................... 7,520,000 8,273,367
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 6,137,645
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 3,018,705
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,466,165
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013 B, Pre-Refunded, 5%, 1/01/43 ............................ 3,745,000 4,034,735
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 12,203,556
Revenue, Senior Lien, 2016 A, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,629,419
241,806,878
Illinois 0.1%
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
280,000 355,215
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 279,982
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,000,000 1,299,007
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 500,000 599,148
2,178,137
U.S. Territories 1.2%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,221,237

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 500,000 $ 539,897
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,079,838
1,619,735
Total U.S. Territories .................................................................... 2,840,972
Total Municipal Bonds (Cost $228,891,247) .....................................
247,181,202
a a a a
a
Total Investments (Cost $228,891,247) 98.4% ...................................
$247,181,202
Other Assets, less Liabilities 1.6% .............................................
4,064,855
Net Assets 100.0% ...........................................................
$251,246,057
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the value of this security was
$1,054,803, representing 0.4% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Arizona Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Arizona 95.6%
Arizona Board of Regents ,
Revenue, 2020 A, 5%, 7/01/35 ........................................ $ 1,000,000 $ 1,320,078
Arizona State University, Revenue, 2021 C, Refunding, 5%, 7/01/43 ............ 400,000 527,381
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/44 ............ 1,050,000 1,269,451
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/45 ............ 510,000 614,985
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/46 ............ 315,000 379,385
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/51 ............ 6,250,000 7,482,530
University of Arizona (The), COP, 2012 C, Pre-Refunded, 5%, 6/01/31 .......... 7,025,000 7,369,463
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011 A, Pre-Refunded, 5%, 7/01/36 ............ 10,000,000 10,039,782
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,379,726
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,436,459
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 17,148,400
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 10,865,233
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,251,704
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,385,126
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,249,423
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,818,918
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,879,073
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 1,024,814
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 3,217,594
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,242,324
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 2,002,101
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,225,228
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 8,051,802
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,762,059
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 1,221,654
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 1,266,532
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 1,120,354
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 3,412,922
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,961,092
a
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 374,391
a
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 468,604
a
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 955,079
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 11,595,000 13,422,069
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 4,061,580
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,918,848
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,609,834
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,509,621
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,784,203

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2014, 5%, 8/01/44 ......................................... $ 4,145,000 $ 4,696,951
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,395,338
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,826,346
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,826,346
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,385,007
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,896,598
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,868,204
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,675,386
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,184,506
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,298,049
City of Glendale ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/29 ............ 1,000,000 1,309,873
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/30 ............ 1,030,000 1,374,609
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.25%,
7/01/31 ........................................................ 1,000,000 1,004,138
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.5%,
7/01/41 ........................................................ 1,500,000 1,506,509
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 717,282
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,901,132
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 775,725
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 7,135,000 8,420,916
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,309,340
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,521,007
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,266,236
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,593,773
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,679,456
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,215,759
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,600,297
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 12,652,665
Utility System, Revenue, 2020, Refunding, 4%, 7/01/34 ..................... 2,500,000 3,072,732
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 18,192,865
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 23,606,833
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,550,313
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 6,140,405
Excise Tax, Revenue, 2015 A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,609,025
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/39 ...................... 1,200,000 1,461,760
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 3,550,000 4,263,369
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 3,002,242
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,789,112
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 10,021,046
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,718,938
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,978,946

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ $ 2,000,000 $ 2,588,311
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,646,163
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,412,021
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,520,657
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,249,865
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,807,570
Water System, Revenue, Junior Lien, 2014 A, Pre-Refunded, 5%, 7/01/39 ....... 10,000,000 11,460,044
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,962,413
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,489,526
a
Water System, Revenue, Junior Lien, 2021 A, 5%, 7/01/45 ................... 3,000,000 3,963,314
City of Tempe , Revenue , 2011 A , Pre-Refunded , 5% , 7/01/31 ..................
2,325,000 2,334,249
City of Tucson ,
Water System, Revenue, 2011, Pre-Refunded, 5%, 7/01/32 .................. 5,000,000 5,019,891
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 788,943
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 605,022
Water System, Revenue, 2020, 3%, 7/01/39 .............................. 1,150,000 1,267,167
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 13,686,679
County of Pima ,
Sewer System, COP, 2020 B, 5%, 7/01/29 ............................... 1,210,000 1,590,434
Sewer System, COP, 2020 B, 5%, 7/01/30 ............................... 1,000,000 1,337,631
Sewer System, COP, 2020 B, 5%, 7/01/31 ............................... 1,100,000 1,464,769
Glendale Industrial Development Authority ,
Midwestern University, Revenue, 2007, Refunding, 5%, 5/15/31 ............... 3,455,000 3,572,327
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,713,540
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,507,207
Glendale Municipal Property Corp. , Revenue , Refunding , 5% , 7/01/38 ............
18,530,000 19,721,784
Golder Ranch Fire District , GO , 2021 , 4% , 7/01/45 ..........................
1,155,000 1,365,692
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,187,504
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,357,834
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,566,565
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 720,470
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,000,000 2,379,718
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 10,050,297
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,591,615
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,375,458
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,491,165
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,438,811
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,942,276
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,190,433
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Refunding, 5%, 12/15/47 ........ 3,840,000 4,302,682
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 12/15/32 1,765,000 2,021,233
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 6/15/37 2,240,000 2,538,773
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 5,033,547
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,550,630

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the County of Yavapai (The), (continued)
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ $ 1,510,000 $ 1,762,382
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,702,092
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,463,473
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 117,306
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 102,443
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 110,867
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 89,534
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 97,075
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 135,164
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 124,134
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 484,235
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 386,141
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 645,925
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,222,493
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 11,054,145
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,906,122
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 3,860,000 4,354,889
Christian Care Obligated Group, Revenue, 2016 C, Refunding, 5%, 1/01/40 ...... 9,740,000 10,932,764
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 16,177,135
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,935,893
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,193,347
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,171,764
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,252,818
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,100,953
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 5,064,252
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,967,637
HonorHealth Obligated Group, Revenue, 2021 A, 4%, 9/01/51 ................ 3,275,000 3,840,187
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,715,600
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,257,571
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,675,800
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,975,970
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,326,250
b
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,280,814
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011 A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,436,686
a
Maricopa County Special Health Care District , GO , 2021 D , 5% , 7/01/34 .......... 5,845,000 7,835,398
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,583,986
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,230,318
Maricopa County Unified School District No. 48 Scottsdale ,
GO, 2021 D, 3%, 7/01/35 ............................................ 5,625,000 6,370,059
GO, 2021 D, 3%, 7/01/37 ............................................ 1,350,000 1,519,437
Maricopa County Unified School District No. 69 Paradise Valley ,
GO, 2020 Second, 4%, 7/01/32 ....................................... 250,000 304,107
GO, 2020 Second, 4%, 7/01/38 ....................................... 1,060,000 1,274,593
GO, 2020 Second, 4%, 7/01/39 ....................................... 900,000 1,079,721

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Unified School District No. 69 Paradise Valley, (continued)
GO, 2021 E, 3%, 7/01/38 ............................................ $ 700,000 $ 785,833
GO, 2021 E, 3%, 7/01/39 ............................................ 800,000 892,167
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 590,508
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,412,436
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,404,491
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,392,323
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,194,927
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,219,645
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,592,153
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,212,448
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 5,093,215
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,131,933
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,137,541
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,751,724
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,932,146
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,261,217
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,419,333
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,918,674
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 3,039,532
Pinal County Community College District ,
GO, 2021, Refunding, 3%, 7/01/35 ..................................... 750,000 840,179
GO, 2021, Refunding, 3%, 7/01/36 ..................................... 695,000 776,130
Revenue, 2017, BAM Insured, 5%, 7/01/34 .............................. 1,065,000 1,268,832
Pinal County Electric District No. 3 ,
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/33 ........................... 1,500,000 1,506,270
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/41 ........................... 6,800,000 6,828,421
Revenue, 2016, Refunding, 5%, 7/01/35 ................................. 1,195,000 1,422,410
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,712,583
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,778,269
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,436,092
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,107,998
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,943,151
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,407,208
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,295,822
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 7,048,409
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,123,140
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,563,115
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,507,746
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,585,771
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,106,304
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,168,835
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,812,876

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Town of Queen Creek, (continued)
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ $ 8,740,000 $ 10,368,751
University Medical Center Corp. ,
Banner-University Medical Center Tucson Campus LLC, Revenue, 2011, Pre-
Refunded, 6%, 7/01/39 ............................................ 5,000,000 5,023,628
Banner-University Medical Center Tucson Campus LLC, Revenue, 2013, Pre-
Refunded, 5.625%, 7/01/36 ......................................... 5,000,000 5,565,109
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,813,647
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,318,056
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,280,754
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,158,658
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,530,518
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 13,332,254
Revenue, 2021 A, Refunding, 5%, 6/01/40 ............................... 2,230,000 2,956,649
Revenue, 2021 A, Refunding, 5%, 6/01/41 ............................... 2,000,000 2,644,174
Revenue, 2021 A, Refunding, 5%, 6/01/42 ............................... 1,800,000 2,372,699
Revenue, 2021 A, Refunding, 5%, 6/01/43 ............................... 3,000,000 3,945,652
1,004,346,922
U.S. Territories 3.1%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 7,239,567
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,911,740
13,151,307
Puerto Rico 1.8%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,995,240
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 817,843
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 910,897
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,263,394
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 3,296,382
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,504,423
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,485,416
19,273,595
Total U.S. Territories .................................................................... 32,424,902
Total Municipal Bonds (Cost $957,185,030) .....................................
1,036,771,824
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
Short Term Investments 1.1%
a a
Principal
Amount
a
Value
Municipal Bonds 1.1%
Arizona 1.1%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.01% , 1/01/46 ............... $ 8,135,000 $ 8,135,000
c
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 3,000,000 3,000,000
11,135,000
Total Municipal Bonds (Cost $11,135,000) ......................................
11,135,000
Total Short Term Investments (Cost $11,135,000 ) ................................
11,135,000
a
Total Investments (Cost $968,320,030) 99.8% ...................................
$1,047,906,824
Other Assets, less Liabilities 0.2% .............................................
2,581,049
Net Assets 100.0% ...........................................................
$1,050,487,873
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Colorado Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.2%
Colorado 98.1%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 8,865,986
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 6,057,282
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 385,914
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 657,014
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,776,809
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,501,603
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,389,249
Arapahoe County School District No. 5 Cherry Creek ,
GO, 2021, 5%, 12/15/35 ............................................. 2,250,000 3,028,910
GO, 2021, 5%, 12/15/36 ............................................. 2,965,000 3,979,180
GO, 2021, 5%, 12/15/37 ............................................. 1,000,000 1,338,263
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 17,118,678
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,213,986
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,645,621
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,295,360
Revenue, Pre-Refunded, 5%, 3/01/44 .................................. 5,135,000 5,571,662
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,665,431
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,453,444
Revenue, 2016 B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,209,964
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,174,914
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 5,055,917
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,744,185
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 12,258,649
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,781,779
a,b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 1,440,000 1,586,397
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,354,565
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,750,636
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,518,681
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,189,488
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,372,712
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,974,674
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,897,915
Revenue, 2021 A, 4%, 8/01/33 ........................................ 1,250,000 1,566,305
Revenue, 2021 A, 4%, 8/01/34 ........................................ 1,000,000 1,243,693
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,531,748
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,271,229
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,534,641
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,871,224
City of Aurora ,
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/41 ................... 3,000,000 3,581,704
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/46 ................... 5,000,000 5,930,831
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,425,398
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,675,166
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,523,041
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 3,106,836

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs, (continued)
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ $ 6,000,000 $ 7,289,362
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,206,159
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,864,251
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
4,000,000 4,735,868
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 16,814,701
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,805,983
COP, 2021, 4%, 12/01/45 ............................................ 1,000,000 1,189,533
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,778,884
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,463,795
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,295,657
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 175,000 199,009
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 168,680
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 411,488
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 606,083
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 6,811,253
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 856,414
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,809,225
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 435,856
Windsor Charter Academy, Revenue, 2020, Refunding, 4%, 9/01/50 ............ 2,400,000 2,797,364
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016 A, Refunding, 4%,
11/15/41 ....................................................... 3,000,000 3,347,210
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 5%,
11/15/37 ....................................................... 5,000,000 6,422,274
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,856,855
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 996,140
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 824,088
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 973,729
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 843,637
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,466,371
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,684,160
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,867,178
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,765,146
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,499,038
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,664,601
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,690,907
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 8,048,034
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,858,361
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,507,574
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,622,585
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,106,226

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... $ 4,000,000 $ 4,434,870
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,723,677
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,247,528
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,452,876
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,754,667
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 7,082,373
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 1,190,161
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 13,221,881
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,354,769
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,252,529
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,126,264
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,943,491
Colorado Higher Education , COP , 2020 , 4% , 9/01/39 .........................
4,010,000 4,914,613
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,069,135
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,067,952
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,737,292
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,256,556
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,957,167
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 117,367
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 3,055,307
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,734,987
Colorado Water Resources & Power Development Authority , Revenue , 2013 A , AGMC
Insured , 5% , 9/01/38 ............................................... 1,210,000 1,276,137
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,179,485
County of Pueblo , COP , 2012 , Pre-Refunded , AGMC Insured , 5% , 9/15/42 ........
10,000,000 10,630,960
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,145,181
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,448,463
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,589,685
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 14,938,195
GO, 2021, 4%, 12/01/45 ............................................. 5,000,000 6,059,262
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 11,333,878
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,351,768
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 10,061,860
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,288,299
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,794,618
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 4,205,157

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ $ 350,000 $ 362,918
c,d
E-470 Public Highway Authority , Revenue , 2021 B , Refunding , Mandatory Put , 0.357% ,
9/01/24 ......................................................... 4,000,000 4,001,192
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,614,005
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,751,580
Revenue, 2020 A, AGMC Insured, 4%, 12/01/49 ........................... 7,200,000 8,426,582
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
1,000,000 1,192,536
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 614,735
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,030,647
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,315,792
Little Thompson Water District , Revenue , 2020 , 4% , 12/01/50 ..................
1,200,000 1,448,110
Meridian Metropolitan District , GO , 2011 A , Pre-Refunded , 5% , 12/01/41 ..........
5,000,000 5,117,688
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,690,723
Morgan County Quality Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/50
1,200,000 1,407,778
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,160,942
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,716,189
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,457,476
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,865,971
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 8,031,274
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,499,094
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 8,042,259
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 569,975
Platte River Power Authority , Revenue , II , Pre-Refunded , 5% , 6/01/37 ............
5,000,000 5,242,587
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 15,454,770
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,876,528
Pueblo Urban Renewal Authority ,
Revenue, 2011 B, Pre-Refunded, 5.25%, 12/01/28 ......................... 1,000,000 1,025,543
Revenue, 2011 B, Pre-Refunded, 5.5%, 12/01/31 .......................... 1,010,000 1,037,053
Revenue, 2011 B, Pre-Refunded, 5.25%, 12/01/38 ......................... 3,615,000 3,707,339
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 669,055
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,204,263
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 898,972
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 833,506
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 11,972,623
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 13,061,983
Sales Tax, Revenue, 2021 B, Refunding, 5%, 11/01/29 ...................... 5,000,000 6,626,228
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,177,375
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,185,379
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
500,000 542,352
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,591,956
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,398,977
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,108,422
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,834,258
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,203,139

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
State of Colorado, (continued)
COP, 2020, Refunding, 4%, 6/15/40 .................................... $ 1,315,000 $ 1,579,204
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,522,341
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,334,140
COP, 2020 R, 4%, 3/15/45 ........................................... 7,000,000 8,243,506
University of Colorado, COP, 2013 A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,435,899
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,347,134
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 550,477
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,397,277
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,322,179
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/31 ................ 1,800,000 1,975,173
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 2,024,553
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 3,045,059
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,650,857
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,126,101
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,115,869
University of Colorado ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/38 ............................ 5,655,000 6,690,450
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,158,113
Revenue, 2019 B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,251,866
Revenue, 2019 B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,113,617
Upper Eagle Regional Water Authority , Revenue , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 2,500,000 2,992,607
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 446,561
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 557,412
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,331,409
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,109,094
Weld County School District No. Re-5J , GO , 2021 , 4% , 12/01/45 ................
5,000,000 6,093,708
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 777,046
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 610,351
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , 5% , 12/01/36 ........
5,000,000 5,114,305
749,544,855
U.S. Territories 1.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,831,855
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,295,753
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,079,838
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,973,103

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 1,485,000 $ 1,611,722
5,960,416
Total U.S. Territories .................................................................... 7,792,271
Total Municipal Bonds (Cost $698,141,429) .....................................
757,337,126
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Colorado 0.3%
e
City & County of Denver , COP , 2008 A-2 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 0.01% , 12/01/29 ............................... 600,000 600,000
e
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 12/01/35 ................ 1,500,000 1,500,000
2,100,000
Total Municipal Bonds (Cost $2,100,000) .......................................
2,100,000
Total Short Term Investments (Cost $2,100,000 ) .................................
2,100,000
a
Total Investments (Cost $700,241,429) 99.5% ...................................
$759,437,126
Other Assets, less Liabilities 0.5% .............................................
4,340,645
Net Assets 100.0% ...........................................................
$763,777,771
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the value of this security was
$1,586,397, representing 0.2% of net assets.
c
The maturity date shown represents the mandatory put date.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Connecticut Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Connecticut 96.4%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 211,820
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 123,401
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 122,983
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 555,491
City of Bridgeport , GO , 2012 A , Pre-Refunded , 5% , 2/15/32 ....................
7,800,000 8,067,864
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,181,538
City of New Haven , GO , 2002 C , NATL Insured , ETM, 5% , 11/01/22 .............
25,000 25,086
City of Stamford ,
GO, 2021 A, Refunding, 2%, 8/15/34 ................................... 2,205,000 2,290,150
Water Pollution Control System & Facility, Revenue, 2013 A, 5.25%, 8/15/43 ..... 1,000,000 1,103,285
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,413,764
Connecticut Housing Finance Authority ,
Revenue, 10, 5%, 6/15/28 ........................................... 420,000 420,399
Revenue, 13, 5%, 6/15/40 ........................................... 1,500,000 1,501,425
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 5,264,735
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 2,094,203
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 1,013,938
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 1,000,000 1,014,431
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013 A , 5% , 1/01/38 ..
3,000,000 3,203,495
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 422,384
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 377,950
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 583,513
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 727,159
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 381,401
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 458,580
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,031,848
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,550,648
Connecticut State University System, Revenue, N, Pre-Refunded, 5%, 11/01/29 ... 5,060,000 5,647,179
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,709,894
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,604,619
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,141,537
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 7,157,141
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,342,443
Sacred Heart University, Inc., Revenue, 2012 H, Pre-Refunded, AGMC Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,411,408
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,221,200
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,391,661
Stamford Hospital Obligated Group (The), Revenue, J, 5%, 7/01/42 ............ 5,000,000 5,186,588
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/41 ................. 2,430,000 2,637,218
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 2,373,948
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,993,073
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,907,402
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,428,700
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,758,383
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,185,695
a
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 2,500,564
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012 A ,
5% , 1/01/42 ...................................................... 5,000,000 5,123,038
Metropolitan District (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/36 ............................ 5,000,000 5,204,631
Revenue, 2014 A, 5%, 11/01/42 ....................................... 5,000,000 5,638,073

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/39 .......................... $ 1,500,000 $ 1,724,393
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,856,596
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 2,059,243
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 6,048,133
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,700,678
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 724,245
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,513,183
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,199,782
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,235,667
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 650,376
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,197,237
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,000,000 1,211,123
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,716,618
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,816,368
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,162,060
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,675,932
Clean Water Fund - State Revolving Fund, Revenue, 2019 A, 4%, 2/01/37 ....... 1,500,000 1,800,635
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 410,990
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 274,801
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 338,833
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 325,636
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,168,776
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,319,487
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 359,897
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 357,905
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 356,326
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,350,475
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 7,201,076
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,237,057
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,208,453
Revenue, 2020 A, 5%, 2/15/39 ........................................ 1,000,000 1,279,066
Revenue, 2020 A, 5%, 2/15/40 ........................................ 1,000,000 1,276,625
Revenue, 2020 A, 5%, 2/15/41 ........................................ 995,000 1,267,327
194,730,885
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 1,142,510
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 240,084
U.S. Territories 2.0%
Puerto Rico 2.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,256,891

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... $ 1,480,000 $ 1,748,618
4,005,509
Total U.S. Territories .................................................................... 4,005,509
Total Municipal Bonds (Cost $188,730,587) .....................................
200,118,988
a a a a
a
Total Investments (Cost $188,730,587) 99.1% ...................................
$200,118,988
Other Assets, less Liabilities 0.9% .............................................
1,809,651
Net Assets 100.0% ...........................................................
$201,928,639
a
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 2,515,000 $ 68,395,676
Total Management Investment Companies (Cost $68,628,312) ....................
68,395,676
Principal
Amount
a a a a
Commercial Mortgage-Backed Securities 0.2%
Thrifts & Mortgage Finance 0.2%
Washington State Housing Finance Commission , 2021-1 , A , 3.5% , 12/20/35 .......
$ 7,000,000 8,148,216
Total Commercial Mortgage-Backed Securities (Cost $7,941,220) .................
8,148,216
Municipal Bonds 97.7%
Alabama 1.6%
Alabama Public School and College Authority , Revenue , 2014 B , Refunding , 5% ,
1/01/27 ......................................................... 25,000,000 28,548,550
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 633,173
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 626,253
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 556,553
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/39 .................................................... 2,250,000 2,661,962
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,856,127
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,921,490
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,460,339
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,589,174
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,732,768
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 4,019,882
59,606,271
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 2,061,227
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,563,602
3,624,829
Arizona 3.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 12,433,872
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,194,926
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,388,019
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 752,280
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 786,796
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,244,067
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,378,934

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... $ 1,250,000 $ 1,542,125
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,292,371
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,311,912
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... 600,000 710,496
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 648,356
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 970,250
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 773,989
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,286,734
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,295,322
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 3,015,557
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,397,004
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,432,364
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,915,730
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 11,654,003
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,630,067
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 684,756
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 547,585
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 674,432
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 1,088,088
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,275,658
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,272,475
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 1,015,267
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,709,032
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 7,855,193
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,054,261
Revenue, 2015, Pre-Refunded, 5%, 7/01/27 .............................. 2,000,000 2,372,882
Revenue, 2015, Pre-Refunded, 5%, 7/01/28 .............................. 3,325,000 3,944,917
113,549,720
Arkansas 0.7%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,992,721
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,880,099
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,590,420
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,578,302
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,259,520
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,256,547

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
$ 5,000,000 $ 5,217,060
24,774,669
California 6.6%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,242,337
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,870,379
b,c
California Infrastructure & Economic Development Bank , Revenue , 2018 B , Mandatory
Put , 0.4% , ( SIFMA Municipal Swap Index + 0.35% ), 8/01/24 .................. 5,000,000 5,001,091
California State Public Works Board ,
Revenue, A, Refunding, 5.25%, 10/01/22 ................................ 3,300,000 3,355,702
Revenue, A, Refunding, 5.25%, 10/01/23 ................................ 5,365,000 5,455,559
Revenue, A, Refunding, 5.25%, 10/01/24 ................................ 3,000,000 3,050,638
Revenue, A, Refunding, 5.25%, 10/01/25 ................................ 3,000,000 3,050,639
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,685,976
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 835,537
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,607,337
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 12,455,212
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 12,899,352
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,858,265
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,153,880
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,793,192
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,962,118
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 5,104,621
Los Angeles Unified School District ,
GO, 2018 B-1, 5%, 7/01/32 .......................................... 8,000,000 10,054,166
GO, 2020 RYQ, 5%, 7/01/35 ......................................... 6,500,000 8,652,739
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,057,201
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,538,492
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 25,479,357
GO, 5.25%, 10/01/24 ............................................... 9,780,000 9,946,634
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,193,166
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,306,798
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,085,191
GO, Refunding, 5%, 8/01/30 ......................................... 35,000,000 42,375,610
GO, 2007, Refunding, AGMC Insured, 5.25%, 8/01/32 ...................... 10,000,000 14,113,325
251,184,514
Colorado 2.0%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,609,100
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,761,051
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 836,533
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 915,356
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,297,185
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 968,358

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... $ 1,000,000 $ 1,284,929
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,407,518
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,537,715
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,696,476
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,613,482
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,441,309
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,548,786
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,806,572
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,960,824
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,685,441
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,510,098
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 15,242,994
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,256,144
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,692,068
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 550,898
74,622,837
Connecticut 3.0%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,314,248
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,307,484
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,891,285
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,413,012
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,263,693
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 287,562
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,449,442
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 911,846
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 811,492
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 938,580
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 710,754
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,469,723
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,480,086
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,835,248
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,190,502
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,946,232
GO, 2021 A, 3%, 1/15/34 ............................................ 3,000,000 3,362,173
GO, 2021 A, 3%, 1/15/38 ............................................ 5,000,000 5,512,635
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,886,649
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,237,396
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,968,555
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,729,336
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,679,036
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 6,011,743
114,608,712
Florida 7.7%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,464,821

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Alachua County Health Facilities Authority, (continued)
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... $ 1,600,000 $ 2,062,662
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,427,883
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 3,007,326
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,387,694
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,732,815
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,272,712
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,780,205
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,882,778
City of Jacksonville ,
Revenue, 2012 A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,377,701
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,892,312
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,792,272
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,741,495
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,895,008
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,896,096
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 826,718
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 589,023
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,274,246
County of Miami-Dade ,
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,369,288
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,159,050
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,212,067
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,212,067
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,618,113
Water & Sewer System, Revenue, 2013 B, Pre-Refunded, 5%, 10/01/27 ........ 15,000,000 16,699,316
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28
1,240,000 1,380,477
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,274,438
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,780,725
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,911,846
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 203,580
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 329,014
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 267,841
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 278,257
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 282,914
JEA Water & Sewer System ,
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,732,061
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,648,760
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... 5,375,000 6,084,855
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,805,363
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,432,064
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,359,621

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. $ 17,435,000 $ 21,782,386
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,869,355
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,687,997
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,212,905
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,452,146
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,778,053
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,391,257
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,192,310
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 B , Refunding , AGMC Insured , 5% , 7/01/24 ................... 14,650,000 16,069,822
Palm Beach County Health Facilities Authority , Baptist Health South Florida Obligated
Group , Revenue , 2019 , 4% , 8/15/49 .................................... 11,895,000 13,713,656
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,739,462
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 .
17,290,000 17,569,725
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 13,407,870
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,069,968
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,847,783
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,330,099
294,460,278
Georgia 2.2%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,822,512
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,696,459
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,053,058
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,475,783
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,760,095
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 1,083,492
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 677,994
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 538,328
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 1,032,817
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,667,217
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 300,970
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 299,997
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 328,978
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 328,352
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 327,489
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,392,864
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,083,796
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,566,448
Development Authority of Burke County (The) , Georgia Transmission Corp. , Revenue ,
2012 , Refunding , 2.75% , 1/01/52 ...................................... 12,500,000 12,606,259
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,165,841
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,591,271

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ $ 2,000,000 $ 2,452,916
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,219,403
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,254,548
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 748,964
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 622,308
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,241,463
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 625,906
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 596,664
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 865,789
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 924,919
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,285,459
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 858,890
83,497,249
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 25,000,000 28,515,795
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 5,260,276
33,776,071
Illinois 4.2%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,775,207
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,862,331
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,894,485
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,777,680
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,277,679
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,975,392
Chicago Transit Authority , Revenue , 2011 , Refunding , AGMC Insured , 5.25% , 6/01/25
6,125,000 6,139,065
City of Chicago , GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ..................
4,350,000 3,446,142
County of Cook ,
GO, A, Refunding, AGMC Insured, 5.25%, 11/15/22 ........................ 12,395,000 12,682,008
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,350,000 3,045,985
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 3,000,000 3,594,794
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 2,500,000 2,988,791
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 4,300,000 5,201,045
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/41 16,855,000 20,325,922
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 2,176,034
Metropolitan Pier & Exposition Authority , Revenue , B , Pre-Refunded , 5% , 6/15/23 ...
600,000 629,279
d
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 468,967
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 2,422,565
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,514,713
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 6,302,561
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,188,839
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 3,015,000 3,623,757
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,684,324
GO, 2017 C, 5%, 11/01/29 ........................................... 3,675,000 4,443,701
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 837,031

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2017 D, 5%, 11/01/27 ........................................... $ 1,500,000 $ 1,847,724
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 1,500,000 1,873,602
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,392,945
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,875,000 2,297,093
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,368,297
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,415,580
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,174,215
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 8,644,647
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,750,348
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 9,453,956
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,486,828
e
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,625,464
161,608,996
Indiana 0.8%
Indiana Finance Authority , State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ....
9,795,000 12,337,592
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 17,995,043
30,332,635
Iowa 0.8%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 2,300,798
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,450,357
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,580,290
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,706,620
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,581,337
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 3,117,961
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,266,339
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 9,866,339
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,500,000 1,748,439
29,618,480
Kansas 0.2%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 9,160,790
Kentucky 1.0%
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,265,604
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,827,499
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,866,096
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,985,558
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,235,361
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,506,302
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,112,821
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,722,110
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,153,823
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,704,172

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Paducah Electric Plant Board, (continued)
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. $ 5,500,000 $ 6,698,504
38,077,850
Louisiana 2.5%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,572,687
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,399,079
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,764,121
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,457,857
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,860,034
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,162,982
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,560,011
e
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,595,510
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 2,019,350
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 12,057
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,482,775
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 6,028
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,183,889
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 18,086
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,758,827
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,238,733
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,461,931
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,753,434
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,128,349
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,130,015
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,428,776
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 6,103,618
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,562,420
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,987,570
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,626,661
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,271,220
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,890,017
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,340,488
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,253,745
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 3,434,293
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,452,428
93,916,991
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,304,108
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,196,859
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,372,185
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 3,201,737
7,074,889

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 2.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... $ 1,000,000 $ 1,227,014
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,599,023
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,552,478
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,966,646
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,895,817
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,229,334
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,224,161
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,732,149
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,619,659
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,185,121
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,609,151
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,897,093
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,760,673
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,381,610
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 550,357
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 354,945
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,533,849
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 9,148,371
84,467,451
Massachusetts 3.6%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,841,395
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 7,068,243
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,137,162
Revenue, 17A, 5%, 2/01/25 .......................................... 9,750,000 10,533,617
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,099,716
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 196,912
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 621,933
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 587,363
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 683,012
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 583,894
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,368,149
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,618,636
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,738,842
Massachusetts School Building Authority ,
Revenue, Pre-Refunded, 5%, 8/15/27 .................................. 6,000,000 6,353,764
Revenue, Senior Lien, Pre-Refunded, 5%, 8/15/25 ......................... 10,975,000 11,621,461
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 523,590
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,820,010
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,431,990
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 12,659,595

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority, (continued)
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. $ 5,000,000 $ 6,293,273
138,782,557
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,985,572
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,247,051
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,426,101
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,785,723
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 5,000,000 5,326,376
Clean Water Revolving Fund, Revenue, 2013, Pre-Refunded, 5%, 10/01/24 ...... 7,000,000 7,456,926
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,223,906
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,864,007
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. 5,100,000 6,024,072
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,391,581
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 171,024
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 3,377,635
Trinity Health Corp. Obligated Group, Revenue, 2012 MI, Refunding, 5%, 12/01/24 8,000,000 8,376,276
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,728,715
60,384,965
Mississippi 0.2%
e
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2021 A-5 , 4% , 6/01/46 .............................................. 8,143,623 8,258,459
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,874,062
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,744,249
Revenue, 2014 A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,174,306
Revenue, 2014 A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,651,219
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,181,057
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,518,546
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,816,149
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,686,058
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,293,328
42,938,974
Nevada 0.2%
Washoe County School District , GO , 2012 A , Refunding , 5% , 6/01/25 ............
6,130,000 6,422,113
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 8,142,081
New Jersey 5.2%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,579,669
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 6,009,261
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,386,747

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 $ 1,000,000 $ 1,250,062
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,966,863
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,898,095
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 539,686
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 870,272
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 695,465
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 719,157
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 1,113,330
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,333,902
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,652,875
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 2,202,867
New Jersey Transportation Trust Fund Authority ,
Revenue, AGMC Insured, 5.5%, 12/15/22 ............................... 36,465,000 39,410,215
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 27,979,057
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 2,000,000 2,368,961
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 4,000,000 4,726,588
d
Revenue, 2022 A, 4%, 6/15/40 ........................................ 10,000,000 11,262,166
d
Revenue, 2022 A, 4%, 6/15/42 ........................................ 7,000,000 7,837,115
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 2,154,573
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,467,320
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 10,830,000 11,842,216
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 5,762,556
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,780,378
GO, 2020 A, 3%, 6/01/32 ............................................ 20,870,000 23,941,868
GO, 2020 A, 4%, 6/01/32 ............................................ 6,130,000 7,806,591
198,557,855
New York 11.8%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,777,513
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 11,248,860
GO, 2014 G, 5%, 8/01/22 ............................................ 8,000,000 8,456,823
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 7,571,711
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,332,902
GO, 2015 C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,656,557
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,742,418
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,548,617
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,430,888
GO, 2021 B, Refunding, 5%, 11/01/31 .................................. 11,120,000 14,838,767
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 6,047,750
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,191,657
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 8,402,576
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 9,354,338
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,512,153
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,356,971
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
5,000,000 5,300,482
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 26,643,295

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2013 A, Pre-Refunded, 5%, 11/15/27 ........................... $ 3,500,000 $ 3,834,489
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 9,082,804
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 25,181,228
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,910,235
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,628,363
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 2,329,802
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,837,221
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,588,505
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 6,045,000 7,111,446
Nassau County Local Economic Assistance Corp. , Catholic Health Services of Long
Island Obligated Group , Revenue , 2011 , Refunding , 5% , 7/01/21 .............. 9,000,000 9,034,592
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,232,934
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,262,083
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/29 1,500,000 1,933,176
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 10,634,821
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,729,205
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-1, Refunding, 5%, 11/01/23 ............. 11,500,000 11,733,928
Future Tax Secured, Revenue, 2012 C, Refunding, 5%, 11/01/24 .............. 7,620,000 7,773,388
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,827,556
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,620,748
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,700,812
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 285,000 285,959
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,797,082
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 11,548,393
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,728,440
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,825,804
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 8,395,142
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,450
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 12,804,137
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 13,123,328
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,770,164
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/24 ............ 7,000,000 7,325,624
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,861,706
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 6,437,247
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 579,532
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 513,937
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 256,191
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,572,553
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,183,283
Revenue, 2014, 5%, 9/01/35 ......................................... 20,000 25,367
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,776,376
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,610,518
Suffolk County Economic Development Corp. , Catholic Health Services of Long Island
Obligated Group , Revenue , 2011 , 5% , 7/01/22 ............................ 10,000,000 10,039,452
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 11,103,127
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,648,051
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,818,517

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... $ 4,175,000 $ 5,432,741
449,870,735
North Carolina 0.5%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 11,797,338
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,679,491
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 142,906
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 350,924
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 536,294
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 604,733
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 428,129
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 1,065,000 1,083,459
20,623,274
Ohio 4.9%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 40,082,052
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 3,500,000 4,051,864
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,503,314
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 6,937,988
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,602,469
City of Cincinnati ,
GO, 2014 A, Pre-Refunded, 5%, 12/01/25 ............................... 2,000,000 2,098,068
GO, 2014 A, Pre-Refunded, 5%, 12/01/27 ............................... 2,000,000 2,098,068
GO, 2014 A, Pre-Refunded, 5%, 12/01/28 ............................... 2,350,000 2,465,229
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,362,206
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,694,723
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 7,027,430
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,156,825
County of Hamilton ,
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,794,213
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,679,890
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,462,229
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,575,131
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,345,078
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,254,038
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,567,548
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,567,548
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ 1,600,000 1,672,051
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 4% , 11/15/36 ..
4,250,000 5,176,755
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 10,901,029
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,410,053
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,454,175
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,491,879
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,678,127
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,334,191
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,271,769

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 $ 905,000 $ 1,059,253
188,775,193
Oregon 4.7%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,428,855
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,629,779
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 6,680,418
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,532,422
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,184,360
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,325,460
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,561,458
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,447,696
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 1,050,815
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,702,637
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 499,734
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 181,212
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 410,887
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 770,005
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 350,866
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 2,318,685
Port of Portland ,
Airport, Revenue, Twenty-Seven A, 5%, 7/01/34 ........................... 9,110,000 11,704,639
Airport, Revenue, Twenty-Seven A, 5%, 7/01/35 ........................... 6,565,000 8,419,737
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 12,102,537
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,832,917
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 11,501,771
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,489,595
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 4,071,194
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/35 17,980,000 23,620,847
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/36 15,805,000 20,706,333
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 16,000,000 19,046,344
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,721,172
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,721,172
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... 7,500,000 8,581,758
180,595,305
Pennsylvania 3.1%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,422,874
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,204,858
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,332,128

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Philadelphia, (continued)
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. $ 1,500,000 $ 1,989,335
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,641,535
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010 C-1, AGMC Insured, 5%, 6/01/22 ............. 4,130,000 4,144,536
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010 C-1, AGMC Insured, 5%, 6/01/23 ............. 4,345,000 4,360,094
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 14,879,983
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 9,160,887
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 4/01/39 ............................................. 4,000,000 4,754,094
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 6,027,090
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,574,857
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,755,498
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,289,312
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,893,422
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,889,366
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,405,539
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,904,469
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,837,482
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,995,256
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 236,800
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 358,714
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,472,925
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,972,846
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/50 ........................ 5,000,000 6,304,492
119,808,392
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,792,429
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,829,212
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 720,663
8,342,304
South Carolina 1.4%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,689,105
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,834,942
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 2,971,693
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,118,630
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 4,017,798
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,863,645
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,396,531
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 3,123,561

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. $ 20,280,000 $ 25,893,727
53,909,632
South Dakota 0.0%
†
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,675,432
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,915,489
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,265,604
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,579,289
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 1,164,729
City of Memphis , GO , 2012 A , Refunding , 5% , 4/01/22 .......................
15,805,000 16,444,600
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,842,427
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 1,976,353
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 9,747,949
35,936,440
Texas 9.9%
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 4,457,040
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,182,336
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,281,266
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,462,019
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,886,991
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,139,109
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,252,830
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,213,467
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,211,070
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,215,684
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 7,031,990
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,693,981
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 22,341,721
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 4,061,908
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,618,086
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 31,771,750
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,497,127
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,718,054
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 9,688,854
Clear Creek Independent School District ,
GO, 2012 B, Pre-Refunded, 5%, 2/15/25 ................................ 11,370,000 11,764,582
GO, 2012 B, Pre-Refunded, 5%, 2/15/26 ................................ 12,060,000 12,478,528
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,446,276
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,587,156
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,346,065
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 974,086
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 918,037

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Ector County Hospital District, (continued)
GO, 2020, Refunding, 5%, 9/15/31 ..................................... $ 450,000 $ 553,059
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 736,286
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 794,453
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 729,204
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 783,657
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,286,789
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,878,566
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,132,183
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,131,696
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,485,308
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,797,190
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,595,153
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,319,024
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,319,025
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,312,724
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,743,218
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,641,841
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,219,628
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,412,793
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,893,514
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,676,316
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,453,416
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,227,246
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,113,362
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 1,500,000 1,910,174
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 2,500,000 3,235,803
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 2,250,000 2,951,165
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 2,250,000 2,983,330
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 3,032,277
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/23 ....... 20,000,000 21,788,744
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 22,712,078
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 22,663,370
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2017 A, 5%,
10/15/31 ....................................................... 12,585,000 15,837,941
State Water Implementation Revenue Fund for Texas, Revenue, 2018 A, 4%,
10/15/34 ....................................................... 5,800,000 6,917,681
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/36 ....................................................... 10,000,000 12,002,204
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/36 ....................................................... 4,000,000 4,886,570
378,397,001

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
$ 3,000,000 $ 3,569,325
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 472,917
4,042,242
Virginia 2.9%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 99,239
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 93,999
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 12,003,980
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,652,317
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,571,935
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,259,370
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 14,022,944
Virginia Public School Authority ,
Revenue, 2014 C, 5%, 8/01/27 ........................................ 4,460,000 5,113,016
County of Prince William, Revenue, 2019 A, 3%, 10/01/37 ................... 5,405,000 6,122,147
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014 B, Refunding, 5%, 10/01/26 ....... 26,155,000 30,249,830
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,299,133
Virginia Small Business Financing Authority ,
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
1/01/35 ........................................................ 3,000,000 3,653,470
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/36 ........................................................ 3,000,000 3,397,972
109,539,352
Washington 3.8%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,955,297
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,252,389
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,400,021
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,569,092
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 6,166,677
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,371,923
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,369,933
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 2,164,658
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,467,798
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/29 ......................... 2,600,000 2,956,155
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014 A, Refunding, 5%, 7/01/22 ...... 3,250,000 3,423,137
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 9,057,624
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,853,709
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,431,578
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 6,737,929
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 12,291,820
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 33,616,832
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,730,901
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,592,312
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,724,872
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,911,590
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,770,056
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,550,365

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 $ 1,250,000 $ 1,579,289
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,449,346
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,231,530
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,362,641
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,297,844
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,294,764
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,292,154
e
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/35 440,000 468,695
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,689,787
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,914,587
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,846,721
145,794,026
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,509,045
Wisconsin 0.9%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 4,969,338
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,451,183
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 698,923
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 1,270,561
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,515,794
b,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 9,921,979
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 6,208,814
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 717,521
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,193,425
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 714,295
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 712,195
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,902,129
32,276,157
U.S. Territories 0.5%
District of Columbia 0.5%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,924,835
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 6,175,471
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 7,086,915
17,187,221

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

s
See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. $ 1,000,000 $ 1,182,984
Total U.S. Territories .................................................................... 18,370,205
Total Municipal Bonds (Cost $3,500,749,324) ...................................
3,731,914,971
Total Long Term Investments (Cost $3,577,318,856) .............................
3,808,458,863
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Minnesota 0.0%
†
f
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , 2009 B-1 , LOC JPMorgan Chase Bank NA , Daily VRDN
and Put , 0.01% , 11/15/35 ............................................ 1,400,000 1,400,000
Missouri 0.1%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.01% , 3/01/40 ................................................... 3,000,000 3,000,000
Total Municipal Bonds (Cost $4,400,000) .......................................
4,400,000
Total Short Term Investments (Cost $4,400,000 ) .................................
4,400,000
a
Total Investments (Cost $3,581,718,856) 99.8% ..................................
$3,812,858,863
Other Assets, less Liabilities 0.2% .............................................
6,549,010
Net Assets 100.0% ...........................................................
$3,819,407,873
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Security purchased on a when-issued basis.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $37,889,457, representing 1.0% of net assets.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 2.7%
Capital Markets 2.7%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,400,000 $ 38,073,140
Total Management Investment Companies (Cost $36,654,700) ....................
38,073,140
Principal
Amount
a a a a
Municipal Bonds 71.5%
Alabama 1.1%
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, 4%, 12/01/21 .............................. $ 435,000 443,094
Revenue, 2021 A, Refunding, 4%, 6/01/22 ............................... 340,000 352,504
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 517,107
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 429,237
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 442,081
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,056,498
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 8,021,915
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 372,538
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 487,313
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 806,046
15,928,333
Alaska 0.9%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 5% , 12/01/21 ...
1,000,000 1,024,183
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,651,102
12,675,285
Arizona 1.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,112,377
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,138,333
b
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 0.85% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,950,489
19,201,199
Arkansas 0.8%
State of Arkansas , GO , 2013 , Refunding , 3.25% , 6/15/22 .....................
11,195,000 11,207,604
California 2.7%
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 3%, 6/01/21 ..................... 400,000 400,000
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 415,879
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 431,033
b
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 14,234,706
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,166,469
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,505,300

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Los Angeles , Revenue , 2020-21 A , 4% , 6/30/21 .....................
$ 5,000,000 $ 5,015,864
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn., 4/01/22 .
10,000,000 9,989,212
37,158,463
Colorado 0.7%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
7,480,000 7,888,444
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 445,877
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 340,357
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 374,205
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 467,713
9,516,596
Connecticut 0.5%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2015 A , Refunding , Mandatory Put , 2.05% , 7/12/21 ........................ 7,500,000 7,515,989
Delaware 0.4%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 5,036,767
Florida 1.9%
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,219,075
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ......
1,000,000 1,190,409
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,704,668
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,894,106
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 2,061,291
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,122,154
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,353,089
Revenue, Senior Lien, 2020, 5%, 8/01/27 ................................ 2,095,000 2,604,540
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Refunding , AGMC Insured , 5% , 7/01/24 .................... 4,000,000 4,205,686
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,080,346
26,435,364
Georgia 3.3%
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,860,663
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,776,402
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... 3,250,000 3,276,647
b
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,149,216
b
Main Street Natural Gas, Inc. , Revenue , 2018 A , Mandatory Put , 4% , 9/01/23 ...... 10,025,000 10,807,010
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,619,255
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
12,375,000 13,384,756
45,873,949
Hawaii 2.2%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ...........................
10,000,000 10,690,525
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,969,877
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 3,440,000 4,108,056
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,524,758
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 692,420

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
University of Hawaii, (continued)
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. $ 1,725,000 $ 2,059,999
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 5,364,030
30,409,665
Illinois 3.4%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,109,995
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 400,360
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 588,804
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 662,076
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. 5,000,000 5,351,583
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 1,102,334
b
Illinois Finance Authority ,
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.575%, 9/01/22 ................................................. 8,510,000 8,509,653
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,415,182
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 2,000,000 2,403,819
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 894,774
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 11,830,062
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 7,234,344
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 500,000 624,534
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 464,315
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 765,698
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 471,860
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 2,256,847
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 972,000 972,811
47,059,051
Iowa 0.8%
Des Moines Independent Community School District , Revenue , 2018 , AGMC Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,086,302
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 0.375% , 6/01/30
715,000 715,546
10,801,848
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,968,520
Kentucky 1.9%
Kentucky Asset Liability Commission , Kentucky Finance and Administration Cabinet ,
Revenue , 2021 A , Refunding , 4% , 11/01/21 .............................. 3,310,000 3,363,358
b
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,950,804
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,553,667
25,867,829
Louisiana 3.6%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 536,438
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 732,697
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 685,252

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
c
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... $ 1,065,000 $ 1,076,896
b
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2020 B , Refunding , Mandatory Put , 5% , 5/15/25 ................... 7,500,000 8,789,041
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
3,650,000 3,910,348
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 4,100,000 4,239,566
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 16,379,972
GO, 2019 A, 5%, 3/01/31 ............................................ 10,870,000 14,078,765
50,428,975
Maryland 4.1%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,985,832
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 449,696
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 534,943
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,219,066
State of Maryland ,
GO, 2017 B, Refunding, 5%, 8/01/26 ................................... 12,330,000 15,137,859
GO, Second Series, 2013 A, Pre-Refunded, 5%, 8/01/23 .................... 11,355,000 11,446,904
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,925,569
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,925,569
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,925,569
57,551,007
Massachusetts 0.4%
b
Massachusetts Development Finance Agency , Mass General Brigham, Inc. , Revenue ,
2017 S-4 , Refunding , Mandatory Put , 5% , 1/25/24 ......................... 5,000,000 5,621,369
Michigan 0.4%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... 1,100,000 1,134,575
Michigan Finance Authority , Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 ,
Refunding , 1.25% , 6/01/30 ........................................... 1,000,000 1,002,605
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
1,000,000 1,000,801
State of Michigan , GO , 2020 A , 5% , 5/15/30 ...............................
1,350,000 1,813,284
4,951,265
Minnesota 1.4%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,003,268
b
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 6,012,967
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,819,694
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,218,537
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,246,817
19,301,283
Mississippi 0.0%
†
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2021 A-5 , 2.75% , 6/01/26 ............................................ 326,937 329,233

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Montana 0.5%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018 C ,
Refunding , Mandatory Put , 0.6% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 $ 6,300,000 $ 6,310,073
Nevada 1.6%
County of Clark Department of Aviation , Revenue, Sub. Lien , 2018 A , Refunding , 5% ,
7/01/21 ......................................................... 17,080,000 17,146,918
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,992,261
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,253,544
22,392,723
New Jersey 8.0%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,581,160
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,100,917
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,139,370
County of Atlantic ,
GO, 2020, 0.375%, 6/01/21 .......................................... 501,000 501,000
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,707,814
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,723,199
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,733,987
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,248,247
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,331,290
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 30,918,003
New Jersey Economic Development Authority ,
d
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 6,330,018
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 7,997,797
d
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.65%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,374,928
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 9,386,263
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 10,364,619
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,105,395
GO, 2020 A, 5%, 6/01/29 ............................................ 3,000,000 3,901,500
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 6,180,868
110,626,375
New York 4.8%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. 4,750,000 4,768,344
City of New York , GO , 2019 A , Refunding , 5% , 8/01/22 .......................
5,000,000 5,285,515
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/28 ............................... 4,205,000 4,926,515
GO, 2020-II, 2%, 8/19/21 ............................................ 2,560,000 2,569,470
Metropolitan Transportation Authority ,
b
Revenue, 2012 G-4, Refunding, Mandatory Put, 0.624%, 11/01/22 ............. 6,240,000 6,239,458
Revenue, 2017 D, Refunding, 5%, 11/15/25 .............................. 3,775,000 4,507,309
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,888,771
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,120,802
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,162,335
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 3/01/28 .. 1,350,000 1,691,402

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... $ 5,000,000 $ 6,140,146
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,530,717
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,924,838
New York State Housing Finance Agency , Revenue , 2020 F , 1.1% , 11/01/26 .......
2,860,000 2,903,373
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 593,986
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 900,000 1,073,577
66,326,558
North Carolina 0.6%
City of Charlotte , COP , 2013 B , 3% , 6/01/22 ...............................
2,740,000 2,745,668
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,699,717
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,901,843
8,347,228
Ohio 3.1%
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ...............
9,090,000 9,219,942
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011 A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,290,100
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,266,756
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,979,989
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 11,124,823
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,800,293
43,681,903
Oklahoma 0.5%
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,063,227
Oklahoma State University ,
Revenue, 2021 A, Refunding, 5%, 9/01/21 ............................... 880,000 890,670
Revenue, 2021 A, Refunding, 5%, 9/01/23 ............................... 705,000 780,973
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,033,812
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,589,365
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,289,669
7,647,716
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 937,519
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,364,947
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 3,297,320
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,356,906
11,956,692

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 3.5%
Albert Gallatin Area School District , GO , 2020 B , AGMC Insured , 4% , 9/01/27 ......
$ 1,130,000 $ 1,330,255
b
Delaware Valley Regional Finance Authority , Revenue , 2018 B , Mandatory Put , 0.47% ,
( SIFMA Municipal Swap Index + 0.42% ), 9/01/22 .......................... 2,500,000 2,496,193
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 1.132% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,127,043
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,184,056
b,e
Pennsylvania Economic Development Financing Authority , Waste Management, Inc. ,
Revenue , 2021 A , Mandatory Put , 0.43% , ( SIFMA Municipal Swap Index + 0.4% ),
6/03/24 ......................................................... 6,000,000 6,001,487
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 589,035
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 726,744
d
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 0.41% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,790,013
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/21 ...... 250,000 250,733
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 311,708
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 402,584
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,731,186
48,941,037
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/22 ................................... 400,000 411,032
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 508,234
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 554,993
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 572,611
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 587,703
2,634,573
Tennessee 1.9%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,881,439
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,567,165
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,288,997
25,737,601
Texas 7.2%
Board of Regents of the University of Texas System , Revenue , 2016 J , 5% , 8/15/21 .
4,000,000 4,040,031
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 3,103,186
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,973,387
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,238,848
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 6,017,133
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/21 .... 2,000,000 2,015,548
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/22 .... 3,200,000 3,347,103
Comal Independent School District , GO , 2017 , PSF Guaranty , 5% , 2/01/22 ........
2,250,000 2,323,867
Cypress-Fairbanks Independent School District ,
GO, 2013, Refunding, PSF Guaranty, 5%, 2/15/22 ......................... 7,320,000 7,571,734
b
GO, 2017 A-1, PSF Guaranty, Mandatory Put, 2.125%, 8/16/21 ............... 4,930,000 4,949,590

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ $ 27,930,000 $ 31,256,555
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,453,589
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,375,193
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,452,016
Revenue, 2020, 4%, 8/26/21 ......................................... 10,000,000 10,093,000
b
Texas Transportation Commission State Highway Fund , Revenue, First Tier , 2016 B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,038,352
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,310,636
100,559,768
Utah 0.1%
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,319,803
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 502,993
1,822,796
Virginia 1.1%
Virginia College Building Authority , Revenue , 2012 A , Pre-Refunded , 4% , 2/01/29 ...
15,375,000 15,777,016
Washington 4.3%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,158,505
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,216,637
Clark County School District No. 37 Vancouver ,
GO, 2021, 4%, 12/01/21 ............................................. 2,250,000 2,294,257
GO, 2021, 4%, 12/01/22 ............................................. 3,575,000 3,786,082
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,505,298
King County School District No. 410 Snoqualmie Valley , GO , 2017 , Refunding , 5% ,
12/01/21 ........................................................ 2,455,000 2,515,243
King County School District No. 414 Lake Washington , GO , 2020 , 4% , 12/01/21 ....
1,415,000 1,442,617
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,354,495
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,897,736
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,879,312
State of Washington ,
GO, 2012 D, Pre-Refunded, 5%, 2/01/34 ................................ 6,545,000 6,759,570
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,300,785
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,426,942
GO, R-2015 D, Refunding, 5%, 7/01/28 ................................. 3,985,000 4,624,181
b
University of Washington , Revenue , 2019 A , Mandatory Put , 5% , 5/01/22 ......... 5,000,000 5,100,293
c
Washington Health Care Facilities Authority , Seattle Cancer Care Alliance Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 372,555
59,634,508
Wisconsin 1.1%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,015,237
City of Milwaukee , Milwaukee Public Schools , Revenue , 2020 M-8 , 3% , 7/01/21 ....
10,000,000 10,024,070
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 760,157 774,759
c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,833,000 2,822,696
14,636,762
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 857,220

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wyoming (continued)
County of Laramie, (continued)
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... $ 550,000 $ 647,600
1,504,820
Total Municipal Bonds (Cost $958,816,269) .....................................
993,377,743
Total Long Term Investments (Cost $995,470,969) ...............................
1,031,450,883
a
a a a a
Short Term Investments 25.3%
Municipal Bonds 25.3%
Arizona 1.7%
f
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.01% , 1/01/46 ............... 1,835,000 1,835,000
f
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 22,400,000 22,400,000
24,235,000
California 3.4%
f
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 .......... 10,800,000 10,800,000
f
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.01%, 5/15/48 .................. 16,300,000 16,300,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 13,900,000 13,900,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 6,150,000 6,150,000
47,150,000
Colorado 1.4%
f
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 3,500,000 3,500,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 7,625,000 7,625,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/31 ................................................. 7,830,000 7,830,000
18,955,000
Florida 1.8%
f
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.03% , 5/01/29 ....................................... 3,900,000 3,900,000
f
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.03% , 7/15/22 ............................................. 20,400,000 20,400,000
24,300,000
Georgia 0.3%
f
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.01% , 7/01/35 ................................... 4,600,000 4,600,000
Maryland 2.0%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 11,050,000 11,050,000
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.02% , 7/01/41 ............................................. 16,240,000 16,240,000
27,290,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Michigan 0.5%
f
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ..
$ 7,120,000 $ 7,120,000
Minnesota 1.6%
f
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. 4,300,000 4,300,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 17,925,000 17,925,000
22,225,000
Missouri 0.6%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.01% , 3/01/40 ................................................... 8,900,000 8,900,000
New York 4.8%
f
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.01% , 4/01/36 ................................................... 4,600,000 4,600,000
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/31 ........... 10,820,000 10,820,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 4,200,000 4,200,000
f
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 6/15/50 ...................................... 7,800,000 7,800,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.02%, 6/15/49 ...................................... 7,200,000 7,200,000
f
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2013 C-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/01/36 ..................................... 4,700,000 4,700,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 8/01/42 ...................................... 24,500,000 24,500,000
f
Triborough Bridge & Tunnel Authority ,
Revenue, 2002 F, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.01%,
11/01/32 ....................................................... 1,580,000 1,580,000
Revenue, 2005 B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.02%, 1/01/32 .............................................. 1,200,000 1,200,000
66,600,000
North Carolina 0.3%
f
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.02% ,
10/01/35 ........................................................ 3,600,000 3,600,000
Ohio 1.4%
f
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.02% , 6/01/34 ........................... 19,970,000 19,970,000
Oregon 0.6%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 8/01/34 ............ 6,300,000 6,300,000
f
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.02% , 6/01/39 ................................................... 3,100,000 3,100,000
9,400,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.4%
f
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.01% , 12/01/37 ............................................... $ 5,100,000 $ 5,100,000
Tennessee 1.5%
f
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.02% , 6/01/42 ................................... 21,130,000 21,130,000
Virginia 3.0%
f
Albermarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% ,
10/01/48 ........................................................ 36,050,000 36,050,000
f
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... 5,495,000 5,495,000
41,545,000
Total Municipal Bonds (Cost $352,120,000) .....................................
352,120,000
Total Short Term Investments (Cost $352,120,000 ) ...............................
352,120,000
a
Total Investments (Cost $1,347,590,969) 99.5% ..................................
$1,383,570,883
Other Assets, less Liabilities 0.5% .............................................
6,737,220
Net Assets 100.0% ...........................................................
$1,390,308,103
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $5,574,191, representing 0.4% of net assets.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Florida Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Florida 96.1%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,547,283
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/35 ............................................ 1,000,000 1,245,496
Capital Trust Agency, Inc. ,
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 552,829
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 352,898
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 413,715
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 516,848
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,640,631
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,576,123
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 6,253,678
Revenue, Senior Lien, 2021, Refunding, AGMC Insured, 4%, 7/01/38 ........... 4,000,000 4,908,242
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,259,498
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 8,121,059
City of Gainesville , Utilities System , Revenue , 2019 A , 5% , 10/01/47 .............
5,000,000 6,293,022
City of Jacksonville ,
Revenue, 2012, Refunding, 5%, 10/01/30 ................................ 2,000,000 2,125,901
Revenue, 2020 A, Refunding, 4%, 10/01/50 .............................. 8,510,000 9,890,504
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,660,337
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,778,300
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,437,500
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/22 . 1,785,000 1,775,830
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 4,268,460
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,660,855
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 2,220,000 2,457,210
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,652,943
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,955,752
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,870,251
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 4,150,000 4,820,287
Water & Wastewater System, Revenue, 2020 A, 4%, 10/01/48 ................ 7,500,000 9,107,427
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 6,463,243
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
5.625% , 11/01/28 .................................................. 2,860,000 3,074,427
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,774,450
County of Hillsborough ,
Wastewater Impact Fee, Revenue, 2021, 5%, 5/01/31 ...................... 1,640,000 2,197,925
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/36 ...................... 1,370,000 1,676,002
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/37 ...................... 650,000 792,527
County of Miami-Dade ,
GO, 2016 A, 4%, 7/01/39 ............................................ 1,000,000 1,206,790
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,425,693
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 6,082,417
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 5,882,418

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Seaport Department, Revenue, 2013 A, 6%, 10/01/38 ...................... $ 10,000,000 $ 11,160,940
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 12,288,700
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,731,850
Transit System, Revenue, 2020 A, 4%, 7/01/45 ........................... 4,000,000 4,748,077
Transit System, Revenue, 2020 A, 4%, 7/01/50 ........................... 5,000,000 5,901,503
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 10,000,000 10,652,752
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,269,998
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 4,000,000 4,720,646
Water & Sewer System, Revenue, 2021, 4%, 10/01/33 ...................... 2,500,000 3,106,239
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 3,675,211
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
4,600,000 5,544,882
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 360,040
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 649,869
Florida Higher Educational Facilities Financial Authority , University of Tampa, Inc.
(The) , Revenue , 2012 A , Pre-Refunded , 5.25% , 4/01/42 ..................... 1,000,000 1,042,572
Florida Housing Finance Corp. ,
Revenue, 2020-1, GNMA Insured, 2.75%, 7/01/50 ......................... 1,970,000 2,037,195
Revenue, 2020-2, GNMA Insured, 2.5%, 7/01/50 .......................... 2,220,000 2,291,992
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
3,750,000 3,810,891
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/21 .................... 2,585,000 2,581,730
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/22 .................... 3,090,000 3,070,455
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 3,016,121
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,494,112
Greater Orlando Aviation Authority ,
Revenue, 2010 A, 5%, 10/01/39 ....................................... 5,000,000 5,016,972
Revenue, 2019 A, 4%, 10/01/49 ....................................... 5,000,000 5,716,794
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,842,775
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,925,986
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,746,757
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 2,055,777
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,675,600
Revenue, 2018 E, 5%, 10/01/43 ....................................... 5,000,000 6,214,763
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... 3,000,000 3,471,218
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,195,732
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 5,000,000 5,823,302
Miami Beach Redevelopment Agency , Tax Allocation , 2015 A , Refunding , AGMC
Insured , 5% , 2/01/40 ............................................... 5,000,000 5,552,905
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,822,055
Miami-Dade County Health Facilities Authority ,
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,634,334
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,964,606
Nicklaus Children's Hospital Obligated Group, Revenue, A, 6.125%, 8/01/42 ...... 1,055,000 1,058,723

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Mid-Bay Bridge Authority ,
Revenue, 2015 A, Refunding, 5%, 10/01/40 .............................. $ 5,000,000 $ 5,698,801
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 2,715,000 2,856,059
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,734,373
North Sumter County Utility Dependent District , Revenue, Senior Lien , 2019 , BAM
Insured , 5% , 10/01/44 .............................................. 4,000,000 4,965,208
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,093,185
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,468,474
Orlando Utilities Commission ,
Revenue, 2021 A, 4%, 10/01/39 ....................................... 5,000,000 6,130,469
Revenue, 2021 A, 4%, 10/01/40 ....................................... 4,000,000 4,893,282
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/35 ............................... 8,330,000 9,117,867
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 577,420
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 500,000 605,958
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,691,257
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,245,243
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 1,031,676
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,556,414
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,732,105
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,645,216
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 687,703
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,165,489
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 2,081,594
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 11,172,648
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,651,586
School District of Broward County , GO , 2021 , 5% , 7/01/35 .....................
6,275,000 8,512,245
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,500,000 3,832,168
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 16,763,616
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,125,843
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,103,082
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 11,050,982
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,505,000 2,877,818
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 5,984,520
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,799,658
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 6,054,035
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,814,508

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Volusia County Educational Facility Authority, (continued)
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 $ 3,500,000 $ 4,207,706
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,696,993
520,218,046
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,300,000 3,563,322
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 327,137
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 4,700,000 5,122,928
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 950,000 1,031,068
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,036,500
14,080,955
Total U.S. Territories .................................................................... 14,080,955
Total Municipal Bonds (Cost $497,628,758) .....................................
534,299,001
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Florida 0.5%
a
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.03% , 5/01/29 ....................................... 1,490,000 1,490,000
a
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.03% , 7/15/22 ............................................. 1,000,000 1,000,000
2,490,000
Total Municipal Bonds (Cost $2,490,000) .......................................
2,490,000
Total Short Term Investments (Cost $2,490,000 ) .................................
2,490,000
a
Total Investments (Cost $500,118,758) 99.2% ...................................
$536,789,001
Other Assets, less Liabilities 0.8% .............................................
4,580,753
Net Assets 100.0% ...........................................................
$541,369,754
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Georgia Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Georgia 95.7%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,890,293
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,656,224
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,080,576
Atlanta Development Authority (The) ,
Revenue, 2015 A-1, 5.25%, 7/01/40 .................................... 7,750,000 8,961,302
Revenue, 2015 A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,452,457
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,213,702
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,928,519
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,172,631
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,165,912
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,558,777
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bartow-Cartersville Joint Development Authority , GHC Student Center LLC , Revenue ,
2011 , AGMC Insured , 5% , 6/15/36 ..................................... 4,155,000 4,168,182
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,238,015
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,672,601
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,993,452
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,489,552
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,770,451
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,332,289
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,641,844
City of Atlanta ,
Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ........................... 1,780,000 2,137,003
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,467,906
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,625,642
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,298,400
Department of Aviation, Revenue, 2012 B, 5%, 1/01/42 ..................... 2,000,000 2,053,488
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 6,080,526
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 11,797,390
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,227,645
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,748,438

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... $ 1,835,000 $ 1,987,503
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
5,000,000 5,757,042
City of Cartersville , Revenue , 2018 , Refunding , 5% , 6/01/48 ...................
4,000,000 5,050,743
City of Columbus , Water & Sewerage , Revenue , 2014 A , Pre-Refunded , 5% , 5/01/33
1,030,000 1,172,923
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,748,318
City of Fairburn , GO , 2011 , Pre-Refunded , AGMC Insured , 5.75% , 12/01/31 .......
2,000,000 2,056,567
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,768,248
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,177,837
Clayton County Development Authority ,
CSU Foundation Real Estate II LLC, Revenue, 2011, Refunding, AGMC Insured, 5%,
7/01/36 ........................................................ 3,000,000 3,011,811
TUFF Archives LLC, Revenue, 2012, Refunding, 5%, 7/01/33 ................. 5,000,000 5,245,650
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 479,985
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 502,065
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 509,787
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 441,067
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,955,875
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 11,425,000 11,609,987
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,830,008
Water & Sewerage, Revenue, 2020 A, 3%, 1/01/45 ........................ 5,000,000 5,476,030
Coweta County Water & Sewage Authority , Revenue , 2019 , Refunding , 4% , 6/01/39 .
1,500,000 1,765,801
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,408,165
Decatur Urban Redevelopment Agency , Revenue , 2013 A , Pre-Refunded , 5% , 1/01/38
6,195,000 6,674,282
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,251,651
Development Authority for Fulton County ,
AMC Campus Project I LLC, Revenue, 2011, AGMC Insured, 5%, 6/15/37 ....... 3,075,000 3,080,427
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,334,728
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,106,482
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,815,620
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,194,286
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,619,466
Development Authority of Bulloch County , Georgia Southern University Housing
Foundation Five LLC , Revenue , 2011 , AGMC Insured , 5% , 7/01/36 ............ 2,055,000 2,063,091
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,733,155
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,847,275
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,304,668
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 6,613,883
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,620,214
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,620,258
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,294,667
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,089,945
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,257,769

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... $ 1,450,000 $ 1,707,984
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,332,671
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Refunding ,
4% , 7/01/43 ...................................................... 7,735,000 8,549,031
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,317,341
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,436,004
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,337,727
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,855,208
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,205,735
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,720,393
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 5,000,000 5,131,463
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,600,000 6,014,992
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,269,913
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,930,000 5,324,522
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,874,976
Gwinnett County School District ,
GO, 2019, 5%, 2/01/41 ............................................. 3,000,000 3,826,162
GO, 2021, 5%, 2/01/32 ............................................. 3,150,000 4,284,672
GO, 2021, 4%, 2/01/37 ............................................. 5,000,000 6,253,449
Henry County School District , GO , 2016 , 4% , 8/01/33 ........................
5,000,000 5,796,797
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 1,430,000 1,517,091
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,634,656
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,223,218
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 6,313,327
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,572,428
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 6,048,416
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,158,415
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,942,808
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,740,187
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,405,112
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,447,752
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,652,618
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,648,869
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012 A , 5% , 4/01/42 ........................................ 3,500,000 3,625,477
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,323,498
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011 A, Pre-Refunded, 5%, 9/01/41 .............. 2,000,000 2,024,418
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,500,909
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 5,030,901

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
$ 1,000,000 $ 1,204,260
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 9,034,915
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,652,840
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 11,524,335
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,465,681
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,793,958
GO, 2018 A, 4%, 7/01/36 ............................................ 5,000,000 5,979,085
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , Pre-
Refunded , 5% , 12/01/38 ............................................. 2,000,000 2,146,895
Valdosta & Lowndes County Hospital Authority , Revenue , 2011 B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,048,973
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,195,713
463,396,336
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 5% , 6/15/37 ...
1,220,000 1,555,496
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 604,685
a
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 2,270,000 2,179,200
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,514,869
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,580,478
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,193,868
11,073,100
Total U.S. Territories .................................................................... 11,073,100
Total Municipal Bonds (Cost $445,626,370) .....................................
476,024,932
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Georgia 0.5%
b
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.05% , 9/01/37 ..................... 2,500,000 2,500,000
Total Municipal Bonds (Cost $2,500,000) .......................................
2,500,000
Total Short Term Investments (Cost $2,500,000 ) .................................
2,500,000
a
Total Investments (Cost $448,126,370) 98.8% ...................................
$478,524,932
Other Assets, less Liabilities 1.2% .............................................
5,977,067
Net Assets 100.0% ...........................................................
$484,501,999

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin High Yield Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 1,405,000 $ 37,590,775
VanEck Vectors High Yield Muni ETF .................................... 775,000 48,933,500
86,524,275
Total Management Investment Companies (Cost $84,990,848) ....................
86,524,275
Principal
Amount
a a a a
Senior Floating Rate Interests 0.1%
Commercial Services & Supplies 0.1%
b,c
CarbonLite P LLC, Debtor-in-possession Delayed Draw Term Loan , 12% , PIK, 9/06/21
$ 2,263,798 2,195,884
b,c,d
CarbonLite P LLC, Roll Up Term Loan , 12% , PIK, 9/06/21 .....................
4,563,281 4,563,281
6,759,165
a a a a a
Total Senior Floating Rate Interests (Cost $2,316,924) ...........................
6,759,165
U.S. Government and Agency Securities 0.0%
†
d
Coalview Centralia LLC, 15%, 12/31/21 ................................... 1,900,000 1,900,000
Total U.S. Government and Agency Securities (Cost $1,900,000) ..................
1,900,000
Municipal Bonds 98.5%
Alabama 2.5%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,253,160
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,858,833
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,521,028
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,801,865
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,764,602
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,839,801
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,161,313
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 5,996,419
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,560,805
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 77,037,465
Cullman County Health Care Authority , Cullman Regional Medical Center, Inc. ,
Revenue , 2009 A , 7% , 2/01/36 ........................................ 5,000 5,010
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,323,636
175,123,937
Arizona 1.2%
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,572,454
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 1,000,000 1,175,473
e
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,550,243
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,313,950
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,175,263
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,158,912
e
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 6,078,379
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 11,935,838

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... $ 6,000,000 $ 7,106,345
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,548,470
Tempe Industrial Development Authority ,
e
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,200,000 1,325,917
e
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 1,400,000 1,530,460
e
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 1,400,000 1,526,427
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,629,641
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 8,589,391
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 14,200,000 14,198,988
83,416,151
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Health Obligated Group , Revenue ,
2019 , 5% , 12/01/47 ................................................ 3,000,000 3,693,612
California 18.8%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 17,937,997
e
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 12,342,784
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,995,000 9,985,824
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 13,601,525
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 12,000,000 13,503,163
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 32,302,730
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 3,625,000 3,630,452
e
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 19,810,215
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,729,447
f
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,152,782
e
California Pollution Control Financing Authority ,
g
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 15,925,000
g
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 9,331,474
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,050,000 4,219,183
e
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,177,987
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,436,000
f
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,397,702
California State Public Works Board , Revenue , 2012 A , Refunding , 5% , 4/01/30 ....
17,785,000 18,497,099
California Statewide Communities Development Authority ,
e
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 8,248,539
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 23,341,068
e
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,385,913
e
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,402,556
e
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 4,030,312

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. $ 8,400,000 $ 3,499,645
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,380,741
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 15,000,000 15,537,738
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,025,224
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,201,938
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,236,196
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,203,735
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,198,686
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,194,678
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,178,124
e
CSCDA Community Improvement Authority ,
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... 8,000,000 8,707,686
Altana Apartments, Revenue, 144A, 2021 A-2, 4%, 10/01/56 ................. 15,000,000 16,248,577
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 9,967,933
f
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 13,477,014
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,632,829
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,663,173
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 30,215,000 35,597,745
Revenue, Junior Lien, C, Pre-Refunded, 6.25%, 1/15/33 ..................... 17,580,000 20,124,643
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 B, Zero Cpn., 6/01/47 ................................... 50,000,000 11,129,835
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. 20,000,000 20,712,562
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 30,050,000 38,303,368
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 31,643,766
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 32,972,784
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... 3,750,000 3,811,428
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,347,681
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,058,729
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 1,028,547
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,696,936
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/44 ............................ 6,065,000 6,603,104
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 3,070,282
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 4,095,349
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,869,763
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 3,878,561
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 42,392,875
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 32,358,988
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 35,256,000 52,326,673
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 35,256,000 52,738,812
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,374,815
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,573,813

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... $ 131,900,000 $ 128,153,908
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 132,080,847
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 22,611,432
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 28,203,750
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 45,241,824
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 23,705,408
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,855,673
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,560,290
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,531,518
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 6,846,978
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 12,366,726
State of California , GO , 5% , 10/01/41 ....................................
10,000,000 10,157,384
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,739,895
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,495,508
1,299,505,869
Colorado 5.5%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 4,130,067
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,974,599
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,974,417
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 4,577,705
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 3,192,891
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,652,869
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,636,227
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,424,576
f
Baseline Metropolitan District No. 1 ,
Revenue, 2021 A, 5%, 12/01/42 ....................................... 555,000 597,553
Revenue, 2021 A, 5%, 12/01/51 ....................................... 1,000,000 1,071,530
Revenue, 2021 B, 7.5%, 12/15/51 ..................................... 2,190,000 2,192,899
e
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,846,770
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 692,171
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,727,029
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 557,322
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,579,389
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 2,207,939
e
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,471,672
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,736,642

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
e,f
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , 5% , 12/01/49 ... $ 740,000 $ 793,716
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,398,048
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 29,397,960
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 637,850
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 1,096,561
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,316,676
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,583,713
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,572,784
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,900,012
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,136,886
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 4,525,000 5,107,209
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,933,224
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,134,983
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,118,103
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,494,614
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 969,525
e
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,709,829
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,697,096
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,671,590
e
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,163,571
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,596,401
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 611,878
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,735,449
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 659,641
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 592,480
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 819,400
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,086,344
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 613,884
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,201,821
e
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 712,748
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 2,095,849
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , Refunding , 5% , 12/01/45 ....
3,020,000 3,139,182
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 564,817
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 819,005
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 613,243
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,617,409
e
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,091,253
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 900,000 977,442

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Prairie Center Metropolitan District No. 7, (continued)
GO, 2020, 4.875%, 12/15/44 ......................................... $ 725,000 $ 787,776
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,615,000 1,749,937
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,782,776
Revenue, 2008, 6.5%, 11/15/38 ....................................... 80,100,000 125,043,141
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 686,026
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,662,991
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 2,157,264
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,176,921
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,560,983
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 3,023,757
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,612,529
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 841,961
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,361,019
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 2,196,513
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 1,089,103
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 550,477
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,285,494
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,918,515
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,452,772
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,246,813
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,971,512
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 649,587
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 1,081,136
382,215,466
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
e
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 1,111,267
e
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,695,082
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 6,247,675
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 14,613,970
e
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,232,281
e
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 3,105,925
36,006,200
Florida 10.5%
e
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 550,000 585,670
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,395,000 1,466,110
Avalon Groves Community Development District ,
Assessment Area Three, Special Assessment, 2021, 3%, 5/01/32 .............. 200,000 201,348
Assessment Area Three, Special Assessment, 2021, 3.375%, 5/01/41 .......... 500,000 503,645
Assessment Area Three, Special Assessment, 2021, 4%, 5/01/51 .............. 500,000 522,504

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... $ 215,000 $ 223,576
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 610,113
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 923,712
Babcock Ranch Community Independent Special District ,
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 259,254
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 838,254
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,645,116
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 259,257
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,990,177
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,653,412
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 416,423
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 944,615
e
Bannon Lakes Community Development District ,
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 714,449
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 809,851
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 3,097,445
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,871,029
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,807,696
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 339,094
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,453,346
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,054,347
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 252,570
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 408,510
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,282,488
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,563,611
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 395,000 398,264
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 457,361
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 1,189,492
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,421,158
e
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,631,299
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/34 ............................................ 2,000,000 2,500,611
Capital Trust Agency, Inc. ,
e
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 11,145,000 6,487,870
e
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 5,880,226
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 944,358
e
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,280,000 1,420,535
e
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,646,425
e
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,404,123
e
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,340,592
e
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 4,074,592
e
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 36,960,108
e
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,956,450
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 195,000 195,389
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,319,725

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. $ 1,235,000 $ 1,313,032
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 2,111,584
e,f
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 260,545
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 877,168
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 1,169,668
e
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 485,000 492,202
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 719,652
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,913,159
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 3,155,128
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 2,000,000 2,500,609
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/34 ............ 650,000 462,000
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/40 ............ 1,000,000 541,832
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/41 ............ 1,000,000 517,049
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/42 ............ 1,000,000 493,063
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/45 ............ 2,000,000 862,935
e
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 563,054
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,948,909
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,942,548
Hodges University, Inc., Revenue, 2013, 6.125%, 11/01/43 ................... 10,035,000 10,759,666
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 610,704
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 788,859
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 857,099
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 831,342
County of Miami-Dade , Aviation , Revenue , 2019 A , 5% , 10/01/44 ...............
8,500,000 10,536,263
e
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 280,733
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 519,301
e
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,312,053
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 6,121,440
e
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 260,440
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 838,839
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,229,275
e
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 304,874
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,242,246
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,272,576
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 155,000 156,576
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 220,000 225,247
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 365,000 374,745

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
e
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. $ 5,310,000 $ 6,200,020
e
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 410,000 412,103
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 434,188
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 1,172,146
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 785,145
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 257,487
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 756,868
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 792,271
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 330,000 331,315
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 503,178
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,287,004
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,577,995
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 113,973
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 318,479
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 524,717
Edgewater East Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 525,000 531,013
Special Assessment, 2021, 3.1%, 5/01/31 ............................... 700,000 718,452
Special Assessment, 2021, 3.6%, 5/01/41 ............................... 2,625,000 2,713,500
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,825,000 2,964,072
e
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 893,793
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,209,885
Epperson North Community Development District ,
e
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,755,093
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 300,000 302,049
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 354,720
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,710,000 1,740,134
Special Assessment, 2021, 4%, 5/01/51 ................................. 3,540,000 3,678,073
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 775,000 796,029
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 1,135,000 1,204,059
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 3,075,000 3,342,517
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 5,315,000 5,758,149
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 10,365,889
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 3,200,000 3,662,965
Florida Development Finance Corp. ,
e,h
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 2,036,259
e,h
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 4,065,257
e
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 35,000,000 38,000,795
i
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 175,000 206,714
i
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/35 ........................................................ 200,000 234,124

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
i
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ $ 5,500,000 $ 6,308,474
e
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,661,605
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 1,074,122
e
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 364,214
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,285,000 1,373,410
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,190,000 1,248,173
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,166,684
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,718,614
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 725,941
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 770,394
Greater Orlando Aviation Authority , Revenue , 2019 A , 5% , 10/01/44 ..............
14,200,000 17,651,263
e
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43 35,075,000 36,258,392
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 574,658
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 900,642
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 201,840
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 525,000 531,181
Special Assessment, 2021, 4%, 5/01/51 ................................. 635,000 666,277
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,533,473
e
Hills Minneola Community Development District ,
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,061,790
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,806,338
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,813,004
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 181,590
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 404,828
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 604,803
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 560,000 560,987
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,886,626
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 411,283
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 595,485
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 394,047
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 839,127
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,409,617
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 100,000 100,888
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 255,210
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 769,083
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 781,498
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,245,000 2,413,327
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 291,830
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 271,289
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 850,000 864,351

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes of Sarasota Community Development District, (continued)
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... $ 125,000 $ 127,126
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 204,326
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 331,304
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 1,021,630
Lakewood Park Community Development District ,
Assessment Area One, Special Assessment, 2021, 3.2%, 5/01/31 ............. 125,000 127,119
Assessment Area One, Special Assessment, 2021, 3.625%, 5/01/41 ........... 325,000 331,516
Assessment Area One, Special Assessment, 2021, 4%, 5/01/52 ............... 500,000 518,229
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 480,423
e
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 260,318
e
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 459,321
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 773,195
e
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,129,848
e
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 2,213,935
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,334,122
e
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,314,098
e
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,780,592
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 554,227
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 809,971
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,743,954
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 3,131,071
e
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 280,681
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 750,928
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,780,000 1,897,817
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,648,284
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,483,024
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 500,000 503,702
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 661,043
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 2,100,000 2,138,790
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,469,652
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 353,789
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 510,842
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,281,042
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 2,301,464
e,f
North AR-1 Pasco Community Development District ,
Special Assessment, 144A, 2021, 2.625%, 5/01/26 ......................... 250,000 250,209
Special Assessment, 144A, 2021, 3.125%, 5/01/31 ......................... 400,000 400,136
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 1,285,000 1,281,313
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 1,500,000 1,550,434
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 501,444
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 1,029,972
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,500,000 1,563,980
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 590,000 598,680
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 884,490
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,197,256

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North River Ranch Community Development District, (continued)
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... $ 1,960,000 $ 2,036,635
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,738,019
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 2,000,790
e
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,569,801
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,923,386
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,456,457
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 857,177
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,384,920
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,400,080
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 2,072,123
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,156,040
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,672,112
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 1,500,000 1,783,398
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 1,003,764
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 839,768
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 257,527
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 239,327
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 806,609
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,428,098
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 165,000 169,526
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,235,000 1,268,541
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 739,118
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,399,357
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 1,000,000 1,150,502
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 152,666
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 766,760
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,050,975
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 354,222
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 1,013,897
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,049,255
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 450,169
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,081,221
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,831,740

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... $ 325,000 $ 330,783
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 495,897
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 894,352
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,155,775
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,200,000 1,287,083
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,105,000 1,105,496
g
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 207,180
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 947,815
e
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 165,799
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 303,830
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 791,954
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 944,923
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,905,000 2,007,305
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 258,261
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 654,963
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 829,512
e
Sandmine Road Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ....... 300,000 312,817
Assessment Area One, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ....... 1,040,000 1,095,822
Assessment Area One, Special Assessment, 144A, 2020, 3.75%, 5/01/50 ....... 2,020,000 2,117,207
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 500,000 502,478
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 760,487
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 753,728
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 745,207
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 885,000 901,418
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,500,000 1,617,466
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,392,480
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 481,227
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,262,839
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,282,045
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
7,985,000 8,715,160
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 382,000
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 1,023,841
Special Assessment, 2021, 4%, 6/15/51 ................................. 1,250,000 1,311,137
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 350,000 359,374
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 539,210
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,486,216
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,472,158
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 350,000 351,814
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 524,415
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,602,210
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,242,735

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
$ 5,755,000 $ 5,760,945
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,587,872
e
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 375,000 377,054
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 330,620
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,324,102
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,840,153
e
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 512,314
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 1,032,683
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,544,906
e,f
Storey Park Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......................... 230,000 230,822
Special Assessment, 144A, 2021, 3.3%, 6/15/41 .......................... 620,000 622,102
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 625,000 653,325
Summer Woods Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 200,422
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 500,000 502,925
Special Assessment, 2021, 4%, 5/01/51 ................................. 375,000 388,355
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 171,591
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 734,629
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 954,486
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 188,422
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 838,069
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 717,009
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,076,985
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,119,819
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 216,370
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 818,200
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,862,243
e
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 422,722
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 1,115,667
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 1,050,734
e
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 244,077
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 920,739
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,834,173
Triple Creek Community Development District ,
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 254,316
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 755,561
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 785,495
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 406,079
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,279,299
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,559,780
e
Assessment Area One, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........ 375,000 393,986
e
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .......... 1,775,000 1,897,895
e
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .......... 3,500,000 3,682,033

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
e
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. $ 435,000 $ 439,448
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 425,041
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 1,050,029
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,568,737
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3%, 5/01/31 ............ 200,000 203,843
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 765,544
Phase 1 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 ............ 1,000,000 1,051,750
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,920,000 5,086,622
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 7,800,000 8,076,577
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,600,000 1,731,280
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,800,000 7,391,285
e
Village Community Development District No. 13 , Special Assessment , 144A, 2020 ,
3.5% , 5/01/51 .................................................... 17,000,000 17,753,413
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,335,000 3,407,487
Village Community Development District No. 9 ,
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 195,000 200,107
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,730,000 1,779,461
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,740,000 1,790,511
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 248,361
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 686,883
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,047,509
West Port Community Development District ,
e
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 420,149
e
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 1,115,050
e
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,611,838
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 370,000 370,947
Special Assessment, 2021, 3%, 5/01/31 ................................. 570,000 571,608
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 1,470,000 1,479,836
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,250,000 1,295,574
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 250,000 251,923
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 203,827
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 816,138
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 1,097,217
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 335,000 337,581
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 535,047
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,295,000 1,321,123
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,938,418
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 100,000 101,978
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 136,442
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 667,880
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 523,665
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 2,000,000 2,171,595
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 668,576
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,759,284
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 2,041,759
724,997,171

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 1.3%
g
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... $ 1,470,000 $ 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
e
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,896,684
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 10,961,337
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,765,000 8,337,739
e
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 3,051,618
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 11,854,044
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,988,035
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 5,050,661
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 12,858,186
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 17,342,567
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/56 ........................................ 5,000,000 6,021,582
Revenue, 2019 B, 5%, 1/01/48 ........................................ 4,595,000 5,535,948
88,935,644
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,346,848
Illinois 5.2%
Bureau County Township High School District No. 502 , GO , 2013 A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 6,078,376
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 1,000,000 1,019,991
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 1,019,628
County of Cook , GO , 2012 C , Refunding , 5% , 11/15/29 .......................
34,555,000 36,854,939
Illinois Finance Authority ,
g
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 893,501 35,740
g
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 1,935,000
g
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 1,983,375
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,151,391
e
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 14,093,179
e
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,329,517
e,h
Navistar International Corp., Revenue, 144A, 2020, Refunding, Mandatory Put,
4.75%, 8/01/30 .................................................. 26,100,000 27,827,729
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,952,872
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,029,494
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 18,153,923
Plymouth Place Obligated Group, Revenue, 2015, 5%, 5/15/37 ............... 2,500,000 2,932,259
Plymouth Place Obligated Group, Revenue, 2015, 5.25%, 5/15/45 ............. 1,100,000 1,300,927
Plymouth Place Obligated Group, Revenue, 2015, 5.25%, 5/15/50 ............. 3,150,000 3,725,382
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,774,547
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,211,293
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 4,086,248

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ $ 10,000,000 $ 10,344,903
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,668,311
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 5,485,000 6,455,352
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 10,720,962
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 3,407,775
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 8,977,889
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 4,000,000 2,424,206
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 9,318,056
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... 5,000,000 6,307,307
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,755,355
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 2,074,671
GO, 2017 C, 5%, 11/01/29 ........................................... 10,330,000 12,490,728
GO, 2017 D, 3.25%, 11/01/26 ......................................... 2,500,000 2,790,105
GO, 2017 D, 5%, 11/01/26 ........................................... 5,200,000 6,281,245
GO, 2017 D, 5%, 11/01/27 ........................................... 6,445,000 7,939,055
GO, 2017 D, 5%, 11/01/28 ........................................... 8,545,000 10,407,371
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,870,000 2,284,567
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,764,870
GO, 2019 B, 4%, 11/01/38 ........................................... 1,420,000 1,618,820
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,691,428
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,835,038
GO, 2020, 5.5%, 5/01/30 ............................................ 7,650,000 10,096,420
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 18,198,969
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 9,583,125
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,334,807
GO, 2020 C, 4%, 10/01/37 ........................................... 5,350,000 6,190,779
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 6,058,697
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,929,972
GO, 2020 C, 4%, 10/01/42 ........................................... 1,335,000 1,525,250
GO, 2021 A, 5%, 3/01/36 ............................................ 3,250,000 4,146,315
GO, 2021 A, 5%, 3/01/46 ............................................ 7,000,000 8,703,898
e
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 11,019,385
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,954,341
359,795,782
Indiana 0.9%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,870,929
e
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,654,372
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, 5.75%, 11/15/41 ........... 5,000,000 5,077,387
Greencroft Goshen Obligated Group, Revenue, 2013 A, 7%, 11/15/43 .......... 5,000,000 5,434,811
Ohio Valley Electric Corp., Revenue, 2012 A, 5%, 6/01/32 ................... 10,000,000 10,311,844
WVB East End Partners LLC, Revenue, 2013 A, 5%, 7/01/40 ................. 12,500,000 13,609,794
WVB East End Partners LLC, Revenue, 2013 A, 5.25%, 1/01/51 ............... 12,500,000 13,650,521

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
2021 A , 5.25% , 4/01/41 ............................................. $ 3,750,000 $ 3,937,722
59,547,380
Iowa 0.2%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .
7,500,000 8,074,768
Iowa Tobacco Settlement Authority , Revenue , 2021 B-2 , 2 , Refunding , Zero
Cpn., 6/01/65 ..................................................... 50,000,000 8,831,605
16,906,373
Kansas 0.0%
†
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,625,000 1,679,329
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,800,000 1,886,551
3,565,880
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,725,839
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 12,219,641
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 6,092,071
30,037,551
Louisiana 1.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,240,516
e
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,575,000 2,988,032
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 3,065,441
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,840,431
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,811,267
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,741,101
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 3,523,376
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 2,310,438
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 4,097,318
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 2,023,774
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 72,342
e
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,789,903
e
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 5,172,769
e
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 11,388,555
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,009,207
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,322,299
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,782,139
Tobacco Settlement Financing Corp. , Revenue , 2013 A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,083,401
74,262,309
Maryland 0.4%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,387,879

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Baltimore, (continued)
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . $ 5,500,000 $ 6,043,996
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 796,986
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,497,849
e
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,365,000 4,048,233
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 400,000 451,959
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,543,806
Maryland Economic Development Corp. ,
Tax Allocation, 2020, 4%, 9/01/40 ...................................... 2,000,000 2,329,178
Tax Allocation, 2020, 4%, 9/01/50 ...................................... 2,000,000 2,291,625
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 580,372
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,000,000 1,225,622
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/55 ............................... 1,000,000 1,130,450
26,327,955
Massachusetts 1.0%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 48,470,474
Massachusetts Development Finance Agency ,
e
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,344,551
e
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,551,034
e
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,658,000 1,854,255
e
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,298,042
e
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,759,429
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,500,000 1,760,343
Massachusetts Educational Financing Authority , Revenue , 2013 K , 5.25% , 7/01/29 ..
3,695,000 3,856,421
71,894,549
Michigan 2.8%
City of Detroit ,
GO, 2021 A, 5%, 4/01/30 ............................................ 350,000 432,614
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 601,528
GO, 2021 A, 5%, 4/01/32 ............................................ 500,000 624,473
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 958,405
GO, 2021 A, 5%, 4/01/34 ............................................ 725,000 899,451
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 1,182,412
GO, 2021 A, 5%, 4/01/36 ............................................ 800,000 987,753
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 1,076,931
GO, 2021 A, 5%, 4/01/38 ............................................ 850,000 1,043,384
GO, 2021 A, 5%, 4/01/39 ............................................ 750,000 918,187
GO, 2021 A, 4%, 4/01/40 ............................................ 550,000 619,082
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 673,544
GO, 2021 A, 4%, 4/01/42 ............................................ 600,000 671,558
GO, 2021 A, 5%, 4/01/46 ............................................ 2,750,000 3,358,490
GO, 2021 A, 5%, 4/01/50 ............................................ 3,500,000 4,250,976

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... $ 5,000,000 $ 6,158,320
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,049
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,415,000 3,492,293
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
15,900,000 19,650,813
Kalamazoo Economic Development Corp. ,
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,275,371
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 9,953,570
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/39 .. 5,600,000 6,031,520
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/44 .. 5,000,000 5,355,788
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/32 .................................... 10,000,000 11,359,942
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/33 .................................... 3,000,000 3,406,007
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-6, Refunding, 5%, 7/01/33 ........................................ 10,000,000 11,353,356
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,653,693
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,506,812
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,232,846
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,343,486
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 10,000,000 12,454,402
e
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 2,500,000 2,608,580
e
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,847,574
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,457,764
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 14,410,099
Trinity Health Corp. Obligated Group, Revenue, 2011 MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 76,784
Trinity Health Corp. Obligated Group, Revenue, 2013 MI-5, 4%, 12/01/40 ........ 3,000,000 3,578,179
Trinity Health Corp. Obligated Group, Revenue, MI 2019 A, Refunding, 5%, 12/01/41 7,500,000 9,625,575
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 2,968,798
191,115,409
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,835,422
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,556
3,835,978
Mississippi 1.0%
County of Lowndes , International Paper Co. , Revenue , 1992 B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 19,816,953
e
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 2,481,804
e
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 7,096,423
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 8,107,172

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... $ 30,000,000 $ 34,292,505
71,794,857
Missouri 0.8%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,435,000 4,921,228
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 300,143
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,688,449
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... 23,000,000 28,184,543
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,113,162
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,850,185
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,423,771
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,875,000 4,289,721
52,771,202
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,661,628
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 905,000 891,790
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 950,000 885,770
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,868,777
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,647,566
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,185,000 9,178,380
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 205,189
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 204,097
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 203,321
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 488,953
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,241,922
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 220,936
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 1,056,503
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,445,000 1,634,547
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,670,000 1,863,314
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,060,000 1,168,737
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 492,234
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 810,679
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,143,060
e
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 19,000,000 3,184,320
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,301,499
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,014,412

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
County of Clark, (continued)
Special Improvement District No. 142, Special Assessment, 2012, Refunding, 5%,
8/01/21 ........................................................ $ 930,000 $ 936,259
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,270,000 2,477,175
e
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,885,000 12,055,998
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,972,178
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 1,116,120
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,650,387
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,789,569
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,749,854
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,732,028
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,871,388
75,056,962
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 105,861
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,698,648
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 3,024,006
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 6,322,394
e,h
Covanta Holding Corp., Revenue, 144A, 2020 B, Refunding, Mandatory Put, 3.75%,
7/02/40 ........................................................ 3,000,000 3,119,710
15,270,619
New Jersey 4.7%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,610,825
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 545,917
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,324,596
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,349,306
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 1,365,000 1,709,566
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 2,640,000 3,284,375
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,172,032
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 10,000,000 12,182,004
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 937,547
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,769,010
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 4,112,236
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,371,050
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,245,606
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,341,450
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 15,300,000 16,207,269
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 26,488,425
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 18,029,000
e
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 3,038,742
New Jersey Higher Education Student Assistance Authority , Revenue , 2019 B ,
Refunding , 3% , 12/01/32 ............................................ 8,000,000 8,254,500
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/30 ...................... 500,000 419,340
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/31 ...................... 3,675,000 2,982,304

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. $ 46,750,000 $ 29,603,961
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 42,425,000 25,898,541
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 2,750,000 1,619,132
Revenue, 2011 B, Refunding, 5.25%, 6/15/36 ............................. 17,500,000 17,532,139
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,643,492
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 10,348,732
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 624,591
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,867,946
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 5,135,788
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,242,202
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,731,367
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 3,050,723
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,131,326
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,733,220
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 814,395
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,840,000 3,261,501
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 2,660,000 3,318,339
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 6,745,000 7,678,242
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,755,000 2,177,493
f
Revenue, 2022 AA, Refunding, 5%, 6/15/37 .............................. 9,500,000 11,719,475
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 11,352,336
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 21,933,425
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 29,392,662
328,186,128
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 555,420
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 494,643
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,316,384
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,153,083
7,519,530
New York 6.7%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,301,478
City of New York , GO , 1992 G , 7.5% , 2/01/22 ..............................
5,000 5,027
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 15,319,710
Revenue, 2013 E, 5%, 11/15/33 ....................................... 10,000,000 10,938,852
h
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,297,543
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,457,003
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,872,367
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,227,945
Revenue, 2017 C-1, Refunding, 5%, 11/15/34 ............................ 7,500,000 9,201,866
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 29,922,546
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 650,000 800,084
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 3,075,710
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,580,143
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 52,597,002
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 41,273,117
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 45,810,228

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Municipal Assistance Corp. for the City of Troy ,
Revenue, 1996 C, NATL Insured, Zero Cpn., 7/15/21 ....................... $ 428,010 $ 427,871
Revenue, 1996 C, NATL Insured, Zero Cpn., 1/15/22 ....................... 649,658 648,359
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 10,214,205
New York Liberty Development Corp. ,
e
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 16,921,581
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 93,642,341
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 12,000,000 14,333,486
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 18,770,588
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 8,358,057
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 7,586,076
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 47,283,488
Port Authority of New York & New Jersey , Revenue , 2014 , 4% , 9/01/43 ...........
5,500,000 6,374,734
e
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 15,033,938
464,275,345
North Carolina 0.3%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,888,216
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,995,748
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,063,555
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,117,684
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,667,378
United Church Homes & Services Obligated Group, Revenue, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,231,612
United Church Homes & Services Obligated Group, Revenue, 2017 C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 2,267,486
United Church Homes & Services Obligated Group, Revenue, 2017 C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 6,743,482
20,975,161
North Dakota 0.4%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,979,509
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,740,066
e,i
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 2,881,097
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 13,000,000 13,031,075
24,631,747
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 26,408,107
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,157,676
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 20,875,000 24,199,095
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,283,690
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 813,713
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 816,203

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. $ 10,000,000 $ 10,343,898
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,304,349
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 9,790,236
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,796,657
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,846,886
Little Miami Local School District , GO , 2011 , Pre-Refunded , 6.875% , 12/01/34 ......
5,100,000 5,100,000
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,598,135
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,407,726
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,995,058
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 43,791,202
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,438,907
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,076,470
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,064,429
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,416,436
State of Ohio ,
e
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 5,381,080
e
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 16,120,781
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016 A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 7,000,976
196,151,710
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,141,006
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 11,613,929
12,754,935
Oregon 0.6%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 553,394
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,381,650
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,662,403
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 11,532,704
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,228,437
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,910,786
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. 3,500,000 3,635,855
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,501,169
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 215,000 222,987

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. $ 1,000,000 $ 1,043,653
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,036,156
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,211,920
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,070,086
Yamhill County Hospital Authority , Friendsview Manor Obligated Group , Revenue , 2016
A , Refunding , 5% , 11/15/51 .......................................... 4,325,000 4,594,887
41,586,087
Pennsylvania 2.1%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,247,957
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,056,318
e
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 14,108,088
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,863,710
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,910,897
Bucks County Industrial Development Authority ,
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 4%, 7/01/46 ... 1,500,000 1,677,198
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 5%, 7/01/54 ... 1,500,000 1,816,393
Chester County Industrial Development Authority ,
e
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,509,739
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,619,540
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,577,285
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,082,687
e
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 525,000 626,851
e
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,181,755
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,295,460
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,637,089
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 4%, 7/01/21 ........................ 350,000 350,645
Student Services, Inc., Revenue, 2013, 5%, 7/01/35 ........................ 1,000,000 1,046,415
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 2,500,000 2,596,981
Student Services, Inc., Revenue, 2014, 5%, 7/01/39 ........................ 875,000 930,086
Student Services, Inc., Revenue, 2014, 5%, 7/01/46 ........................ 3,100,000 3,274,508
Student Services, Inc., Revenue, 2015, 5%, 7/01/35 ........................ 1,060,000 1,154,007
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 4,750,000 5,097,085
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,090,221
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,295,658
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,938,751
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,267,975
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,071,051
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,109,658
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,875,169
f
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 754,628
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 2,541,174

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... $ 6,710,000 $ 7,873,701
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,205,102
e
Pennsylvania Economic Development Financing Authority , CarbonLite P LLC ,
Revenue , 144A, 2019 , 5.75% , 6/01/36 .................................. 68,383 68,383
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,306,171
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 20,400,178
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 25,438,856
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 3,152,150
149,049,520
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013 A , Pre-Refunded , 6% , 9/01/33 ........ 7,320,000 8,278,531
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,887,026
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,757,072
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,872,290
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 58,779,751
76,296,139
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 11,465,413
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,244,693
14,710,106
Tennessee 1.2%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,544,198
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 17,087,815
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,529,763
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 15,986,508
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,990,769
e
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 1,035,832
80,174,885

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 6.6%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
$ 7,500,000 $ 7,877,898
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,226,963
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,746,343
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,626,949
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,669,087
e
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,600,516
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,780,318
City of Celina ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 9/01/35 ............. 1,020,000 1,039,668
e
Special Assessment, 144A, 2020, 4.25%, 9/01/40 ......................... 230,000 242,315
e
Special Assessment, 144A, 2020, 4.375%, 9/01/49 ......................... 1,845,000 1,944,069
e
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 217,160
e
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 507,453
e
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 375,242
e
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 613,904
e
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 505,419
e
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,303,637
e
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,872,250
e
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 445,652
e
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 544,557
e
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 375,435
e
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 1,018,418
e
City of Fate ,
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 689,202
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,212,844
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,848,371
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 130,195
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 719,187
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 1,033,530
e
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,960,000 2,130,077
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,348,166

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
e
City of Fort Worth, (continued)
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. $ 1,650,000 $ 1,731,704
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,585,000 1,664,521
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,618,568
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 2,059,364
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 520,216
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 456,440
e
City of Hutto ,
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 208,527
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 525,079
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 1,167,741
e
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 130,000 130,756
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 576,827
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 450,809
e
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 406,541
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,332,440
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,393,007
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 386,395
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 313,956
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,102,656
e
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,080,653
e
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 2,147,471
e
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,858,604
e
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,660,592
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 568,919
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,338,860
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,544,569

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
e
City of Liberty Hill ,
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. $ 250,000 $ 259,948
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 911,348
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,994,622
e
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 110,238
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 110,000 110,234
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 251,090
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 311,316
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 703,587
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 834,111
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 1,030,614
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,230,984
e
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 205,388
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 624,220
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 884,018
e
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 300,000 305,222
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 232,648
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 1,122,318
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 427,249
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,663,763
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 621,401
e
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 314,166
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,226,853
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,110,058
e
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 152,000 155,543
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 189,956
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 693,443

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
e
City of Princeton, (continued)
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. $ 936,000 $ 1,000,152
f
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 128,000 128,367
f
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 325,914
f
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 435,000 449,099
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 213,553
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 505,822
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 729,675
e,f
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 198,864
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 200,000 200,118
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 825,770
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 601,011
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 1,192,602
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 993,200
e
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 468,749
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 238,948
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 220,750
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,249,648
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 631,395
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 401,017
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,866,755
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 763,551
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 614,474
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 3,012,394
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 666,051
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,368,164
e
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 421,157
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 1,123,945

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
e
City of Sachse, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ $ 2,035,000 $ 2,145,871
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,557,796
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,353,696
City of San Marcos ,
Special Assessment, 2020, 4.375%, 9/01/25 ............................. 260,000 267,189
Special Assessment, 2020, 4.875%, 9/01/30 ............................. 305,000 326,467
Special Assessment, 2020, 5.375%, 9/01/40 ............................. 1,300,000 1,418,363
Special Assessment, 2020, 5.625%, 9/01/50 ............................. 1,300,000 1,424,476
e
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 375,000 387,450
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 2,105,175
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,242,885
e
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 104,048
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 840,993
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,259,802
e
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 241,491
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 404,764
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 823,662
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 1,101,904
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 791,050
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 883,354
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,173,485
Dallas Fort Worth International Airport , Revenue , 2013 B , 5% , 11/01/44 ...........
11,385,000 12,114,085
El Paso Downtown Development Corp. , City of El Paso , Revenue , 2013 A , 7.25% ,
8/15/38 ......................................................... 15,000,000 17,272,615
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,505,895
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,031,658
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,311,133
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,794,483
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,536,578

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004 A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ $ 3,700,000 $ 1,561,308
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 780,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,925,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,036,499
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 130,000 125,478
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,621,608
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,360,448
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,587,047
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/31 ........................................................ 1,300,000 1,568,483
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/36 ........................................................ 1,000,000 1,206,525
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 2,500,000 3,016,313
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 4%, 4/01/22 250,000 257,943
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/24 965,000 1,090,980
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/26 525,000 633,426
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/27 460,000 570,432
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/28 ........................................................ 420,000 520,829
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/29 ........................................................ 255,000 316,218
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/32 ........................................................ 425,000 527,030
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/42 ........................................................ 4,500,000 5,580,316
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,315,425
e
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 569,235
e
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,767,260
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,403,640
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,953,915
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,590,785
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 4,413,674
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 1,092,618
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 4,347,579
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,800,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,955,176
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 13,585,583
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,713,801
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 14,553,752
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 7,425,000 7,017,167
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,347,668
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,042,763
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,232,136
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,579,965
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 30,356,125

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority, (continued)
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... $ 7,500,000 $ 4,180,103
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 13,821,546
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 37,402,670
e
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,295,000 1,344,415
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,130,991
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,949,413
Red River Health Facilities Development Corp. ,
g
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,287,500
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,522,078
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 2,020,877
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,584,987
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ........................... 3,000,000 1,043,153
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,897,203
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ........................... 3,500,000 926,025
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ........................... 4,000,000 999,174
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ........................... 400,000 94,504
e
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 920,000 922,606
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 600,000 602,592
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 804,086
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 1,500,000 1,539,310
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 558,068
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 964,987
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 263,970
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 425,018
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 497,730
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 854,553
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 350,000 358,423
454,166,023
Utah 0.1%
Salt Lake City Corp. , Airport , Revenue , 2018 A , 5.25% , 7/01/48 .................
5,600,000 6,873,858
e
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 541,845
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 926,628
8,342,331
Virginia 1.3%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 601,895
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 598,407

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Farmville Industrial Development Authority, (continued)
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... $ 2,000,000 $ 2,501,585
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 3,321,642
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,443,888
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,820,297
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,363,430
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. 17,575,000 18,666,947
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,210,779
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,863,030
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 37,623,876
89,015,776
Washington 1.6%
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 10,373,244
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
2,130,000 2,625,445
Washington Economic Development Finance Authority ,
g
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 1,900,000
g
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 6,427,500
h
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,500,000 25,509,939
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 19,125,132
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 19,725,000 20,865,853
e
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 1,500,000 1,660,936
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 1,987,735
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,425,297
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,829,441
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 10,080,591
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 6,716,620
111,527,733
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
6.75% , 7/01/45 ................................................... 6,650,000 6,857,018
e,f
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,257,295
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,640,108
10,754,421
Wisconsin 1.7%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 1,104,385
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 7,448,740

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
e,h
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... $ 18,000,000 $ 18,402,719
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,920,864
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,260,564
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 3,975,000 4,707,093
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,464,483
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,464,224
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,159,108
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,876,767
e
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 941,075
e
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,565,458
e
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,407,412
e
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 8,579,355
e
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,157,345
e,f
High Desert Montessori School, Revenue, 144A, 2021 A, 5%, 6/01/36 .......... 300,000 335,949
e,f
High Desert Montessori School, Revenue, 144A, 2021 A, 5%, 6/01/51 .......... 1,000,000 1,093,395
e,f
High Desert Montessori School, Revenue, 144A, 2021 A, 5%, 6/01/61 .......... 1,275,000 1,384,884
e
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 687,974
e
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,428,159
e
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,872,149
e
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 7,603,056
e
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 10,955,979
e
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 10,280,735
e,h
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 2,045,769
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 969,385
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,749,726
St. John's Communities, Inc. Obligated Group, Revenue, 2015 B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,620,723
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,712,299
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 529,484
116,729,258
Wyoming 0.1%
West Park Hospital District , Revenue , 2011 A , Refunding , 7% , 6/01/40 ...........
5,500,000 5,500,000
Wyoming Community Development Authority ,
CHF-Wyoming LLC, Revenue, 2011, 6.25%, 7/01/31 ....................... 600,000 602,120
CHF-Wyoming LLC, Revenue, 2011, 6.5%, 7/01/43 ........................ 1,600,000 1,605,376
7,707,496
U.S. Territories 10.5%
District of Columbia 1.9%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, Pre-Refunded, 5%,
7/01/36 ........................................................ 1,500,000 1,578,684
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 6,770,000 7,534,999
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 37,489,585

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009 C , AGMC Insured , 6.5% , 10/01/41 ................................. $ 60,145,000 $ 77,369,794
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010 A ,
Refunding , 5% , 10/01/40 ............................................ 10,000,000 10,016,291
133,989,353
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013 B, AGMC Insured, 5.5%, 10/01/33 ......................... 2,000,000 2,179,778
Revenue, 2013 B, AGMC Insured, 5.75%, 10/01/43 ........................ 3,000,000 3,281,525
f
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 4,125,000 4,702,711
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 3,750,000 4,359,743
14,523,757
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
9,025,000 8,936,025
Puerto Rico 8.3%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,726,861
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,512,992
g
Commonwealth of Puerto Rico , GO , 2014 A , 8% , 7/01/35 ..................... 42,205,000 34,080,537
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
37,665,414 33,239,728
e
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/30 ................ 22,000,000 26,710,420
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/35 ................ 20,000,000 23,829,978
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 30,000,000 35,211,075
g
Puerto Rico Electric Power Authority ,
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 29,192,188
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 4,918,750
Revenue, 2013 A RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 24,656,250
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,582,500
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,582,500
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 6,097,500
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 6,112,500
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 2,026,803
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 2,026,802
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 10,459,200
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 22,793,300
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 763,320
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 8,970,000 9,731,374
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 7,733,008
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 30,149,578
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 441,616
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 33,780,000 37,974,260
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 26,923,007
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 46,042,435
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 19,452,872
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 40,819,000 45,289,791

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 44,364,000 $ 49,847,448
576,532,818
Total U.S. Territories .................................................................... 733,981,953
Total Municipal Bonds (Cost $5,909,120,316) ...................................
6,822,900,147
Total Long Term Investments (Cost $5,998,328,088) .............................
6,918,083,587
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Arizona 0.3%
j
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 20,900,000 20,900,000
New York 0.2%
j
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 4,695,000 4,695,000
j
New York City , Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 0.01% , 6/15/50 ........................... 7,500,000 7,500,000
12,195,000
Oregon 0.0%
†
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 8/01/34 ............ 1,200,000 1,200,000
j
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 0.02% ,
12/01/44 ........................................................ 1,485,000 1,485,000
2,685,000
Pennsylvania 0.1%
j
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.01% , 12/01/37 ............................................... 5,000,000 5,000,000
j
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 B , SPA Bank of America
NA , Daily VRDN and Put , 0.01% , 7/01/41 ................................ 2,800,000 2,800,000
7,800,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 0.1%
j
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.02% , 6/01/34 ..................... $ 4,300,000 $ 4,300,000
j
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.02% , 6/01/42 ................................... 1,335,000 1,335,000
5,635,000
Total Municipal Bonds (Cost $49,215,000) ......................................
49,215,000
Total Short Term Investments (Cost $49,215,000 ) ................................
49,215,000
a
Total Investments (Cost $6,047,543,088) 100.5% ................................
$6,967,298,587
Other Assets, less Liabilities (0.5)% ...........................................
(38,572,383)
Net Assets 100.0% ...........................................................
$6,928,726,204
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Income may be received in additional securities and/or cash.
c
The coupon rate shown represents the rate at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $1,203,916,348, representing 17.4% of net assets.
f
Security purchased on a when-issued basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The maturity date shown represents the mandatory put date.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Kentucky Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 101.1%
Kentucky 99.3%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 5,310,000 $ 6,171,238
City of Glasgow , TJ Samson Community Hospital Obligated Group , Revenue , 2011 ,
6.45% , 2/01/41 ................................................... 2,000,000 2,014,214
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,440,386
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,551,895
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... 4,000,000 4,268,579
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,411,177
County of Carroll ,
a
Kentucky Utilities Co., Revenue, 2008 A, 2%, 2/01/32 ....................... 2,000,000 2,033,317
b
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 2,011,199
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,050,574
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,759,334
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,328,679
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,113,382
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 105,000 105,400
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 2,260,391
Jefferson County School District Finance Corp. , Kentucky School Facilities
Construction Commission , Revenue , 2015 B , Refunding , 4% , 12/01/26 ......... 3,500,000 4,121,242
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,974,766
a
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/46 .................... 800,000 943,086
a
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,582,016
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,761,821
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 829,643
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 371,313
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,945,745
Kentucky Infrastructure Authority , Revenue , 2012 A , Pre-Refunded , 5% , 2/01/31 ....
4,190,000 4,327,364
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,645,715
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,212,417
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
380,000 381,357
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 3,019,424
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 4,101,270
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2011 A, Refunding, 5%, 7/01/30 ..... 2,500,000 2,509,031
Kentucky Transportation Cabinet, Revenue, 2013 A, 5%, 7/01/32 .............. 2,000,000 2,187,199
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,513,203
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 671,264
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 852,991
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,966,538
Lexington Fayette Urban County Government Public Facilities Corp. , Revenue , 2011 A ,
5.25% , 6/01/32 ................................................... 3,000,000 3,000,000
Lexington-Fayette Urban County Airport Board , Lexington-Fayette Urban County
Government , Revenue , 2012 B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,247,825
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 3,056,811

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Louisville and Jefferson County, (continued)
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... $ 5,000,000 $ 5,817,659
Louisville and Jefferson County Metropolitan Sewer District , Revenue , 2020 A ,
Refunding , 2.375% , 5/15/50 .......................................... 2,205,000 2,182,813
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,156,104
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,994,879
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 4,058,501
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 4,609,127
Norton Healthcare Obligated Group, Revenue, 2020 A, 3%, 10/01/43 ........... 2,000,000 2,108,815
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 2,142,626
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,933,289
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,800,893
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,919,614
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,435,675
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,535,263
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,983,735
Western Kentucky University , Revenue , 2012 A , Refunding , 5% , 5/01/32 ..........
1,625,000 1,687,061
142,107,860
U.S. Territories 1.8%
Puerto Rico 1.8%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 173,984
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 1,785,000 2,004,253
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 434,134
2,612,371
Total U.S. Territories .................................................................... 2,612,371
Total Municipal Bonds (Cost $135,714,749) .....................................
144,720,231
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Kentucky 1.0%
c
City of Berea ,
Berea College, Revenue, 2002 A, Daily VRDN and Put, 0.03%, 6/01/32 ......... 1,060,000 1,060,000
Berea College, Revenue, 2003 B, Refunding, Daily VRDN and Put, 0.03%, 6/01/29 400,000 400,000
1,460,000
Total Municipal Bonds (Cost $1,460,000) .......................................
1,460,000
Total Short Term Investments (Cost $1,460,000 ) .................................
1,460,000
a
Total Investments (Cost $137,174,749) 102.1% ..................................
$146,180,231
Other Assets, less Liabilities (2.1)% ...........................................
(3,047,073)
Net Assets 100.0% ...........................................................
$143,133,158

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a
A portion or all of the security purchased on a delayed delivery basis.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Louisiana Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
Louisiana 97.2%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
$ 1,000,000 $ 1,175,939
Caddo Parish Parishwide School District ,
GO, 2021, AGMC Insured, 3%, 3/01/36 ................................. 505,000 562,612
GO, 2021, AGMC Insured, 2%, 3/01/41 ................................. 2,500,000 2,401,866
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,134,587
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 793,046
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 705,734
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,394,938
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,232,921
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,227,629
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,188,413
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 887,871
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,351,713
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,427,036
City of Alexandria , Utilities , Revenue , 2013 A , Pre-Refunded , 5% , 5/01/38 .........
2,000,000 2,186,928
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,717,285
Utilities, Revenue, 2014, Pre-Refunded, 5%, 10/01/37 ...................... 5,280,000 6,111,300
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,509,430
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,902,896
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,121,065
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,494,161
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,295,124
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,841,137
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,805,361
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 5,384,549
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,637,206
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,169,930
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,849,648
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,889,705
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 988,817
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,662,086
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,799,500
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,978,132
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 279,472
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 222,882
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,595,929
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,846,912
Lafayette Parish School Board , Revenue , 2018 , Pre-Refunded , 5% , 4/01/48 .......
6,000,000 7,498,666
Livingston Parish School Board ,
Revenue, 2021 A, Refunding, 4%, 5/01/30 ............................... 500,000 619,850
Revenue, 2021 A, Refunding, 4%, 5/01/31 ............................... 1,300,000 1,632,847

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Livingston Parish School Board, (continued)
Revenue, 2021 A, Refunding, 4%, 5/01/32 ............................... $ 1,500,000 $ 1,876,089
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 1,051,860
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,557,629
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 625,000 631,215
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 2,000,000 2,025,507
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of Bossier City, Revenue, 2021, Refunding, 4%, 11/01/37 ................ 1,905,000 2,340,741
City of Bossier City, Revenue, 2021, Refunding, 4%, 11/01/38 ................ 1,420,000 1,738,317
City of Bossier City, Revenue, 2021, Refunding, 4%, 11/01/40 ................ 1,000,000 1,215,926
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 2,119,102
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,861,244
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,455,443
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,531,265
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 3,058,079
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 903,981
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 700,788
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,247,740
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/32 . 3,000,000 3,420,248
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/33 . 5,000,000 5,692,914
a,b
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 1,002,707
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,996,055
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,305,315
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,240,265
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,178,998
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 6,029,696
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 6,096,477
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 41,447
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,712,239
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 12,006,996
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,505,462
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,725,164
Loyola University New Orleans, Revenue, 2011, 5%, 10/01/41 ................ 5,000,000 5,031,022
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,767,162
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 36,171
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 24,114
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,970,496
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 5,790,270
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,299,008

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ $ 3,750,000 $ 3,562,500
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,948,957
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,581,256
Tulane University, Revenue, 2017 A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,245,152
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,255,919
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,232,027
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,976,610
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,119,460
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,164,349
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. 1,000,000 1,123,144
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,314,967
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,791,038
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 12,107,929
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,308,454
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,406,291
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,114,779
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,291,951
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,382,006
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,973,573
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 991,732
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 6,551,372
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,213,152
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 6,061,855
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,845,347
GO, 2021 A, 5%, 3/01/40 ............................................ 5,000,000 6,589,094
Revenue, 2013, Pre-Refunded, 5%, 9/01/33 .............................. 5,860,000 6,493,150
Revenue, 2013 A, Pre-Refunded, 5%, 6/15/30 ............................ 2,860,000 3,140,657
Revenue, 2014 A, Pre-Refunded, 5%, 6/15/32 ............................ 9,850,000 11,254,576
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,558,598
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 6,074,625
c
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,590,168
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,469,090
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,243,261
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 12,473,039
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,144,816
Terrebonne Parish Consolidated Government ,
Revenue, 2020 A, 4%, 3/01/35 ........................................ 1,015,000 1,219,515
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,148,820
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,401,849
381,077,353
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 539,897

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
d
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. $ 855,000 $ 820,800
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,790,605
8,151,302
Total U.S. Territories .................................................................... 8,151,302
Total Municipal Bonds (Cost $362,304,458) .....................................
389,228,655
a a a a
a
Total Investments (Cost $362,304,458) 99.3% ...................................
$389,228,655
Other Assets, less Liabilities 0.7% .............................................
2,825,100
Net Assets 100.0% ...........................................................
$392,053,755
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $15,664,612, representing 4.0% of net assets.
b
Security purchased on a when-issued basis.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Maryland Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Maryland 92.1%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ $ 4,500,000 $ 5,345,739
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 11,773,313
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 6,108,310
County of Anne Arundel ,
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,404,004
a
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,875,000 1,898,896
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,467,236
GO, 5%, 2/01/41 .................................................. 2,900,000 3,467,608
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 181,093
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 889,308
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 792,451
County of Montgomery ,
COP, 2020 A, 5%, 10/01/29 .......................................... 2,950,000 3,911,224
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,800,971
Revenue, 2011 A, 5%, 4/01/27 ........................................ 1,625,000 1,630,648
Revenue, 2011 A, 5%, 4/01/28 ........................................ 2,230,000 2,237,669
Revenue, 2011 A, 5%, 4/01/30 ........................................ 1,935,000 1,941,482
Revenue, 2011 A, 5%, 4/01/31 ........................................ 2,470,000 2,478,275
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/30 .............. 1,855,000 1,861,214
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/31 .............. 1,240,000 1,244,163
County of Prince George's ,
COP, 2011, 5%, 10/01/30 ............................................ 2,060,000 2,067,053
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,715,593
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,128,818
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,844,042
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,175,890
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,799,971
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,607,940
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,078,923
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, 5%, 6/01/34 ...................................... 3,045,000 3,318,542
Revenue, 2014 A-2, Pre-Refunded, 5%, 6/01/34 ........................... 455,000 497,839
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,593,736
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,621,273
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,472,942
Maryland Economic Development Corp. ,
Revenue, 2012, Refunding, 5%, 7/01/27 ................................. 1,500,000 1,560,351
Revenue, 2012, Refunding, 5%, 7/01/33 ................................. 2,495,000 2,581,173
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/35 .................... 4,225,000 4,982,219
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/43 .................... 3,305,000 3,889,703
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,978,980
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,240,041
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,363,769
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 1,159,879
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,538,954
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,160,473
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,189,291

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 9,750,000 $ 11,521,127
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 969,347
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,750,318
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,982,295
Goucher College, Revenue, 2012 A, 5%, 7/01/34 .......................... 1,500,000 1,571,890
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,797,761
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,527,727
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,670
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,043,283
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,253,671
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,450,446
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,745,980
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,402,569
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,558,696
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,508,159
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,138,593
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,045,844
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,836,550
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,930,000 10,285,329
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,492,569
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 6,123,957
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,661,571
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 430,000 532,177
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 775,000 988,255
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 1,032,428
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 411,644
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,315,454
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 2,136,380
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 1,139,062
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 1,000,000 1,130,450
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 2,029,756
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,430,589
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 12,052,585
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,518,802
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,269,383
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 699,258
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 12,279,632
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 18,056,438
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 8,000,000 9,547,971
Revenue, 2020, 4%, 7/01/50 ......................................... 5,000,000 5,929,068
Revenue, 2021 A, Refunding, 5%, 7/01/51 ............................... 4,900,000 6,425,609

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
State of Maryland ,
GO, 2020 A, 5%, 8/01/35 ............................................ $ 5,000,000 $ 6,689,297
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 4,032,696
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... 8,685,000 11,850,780
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 7,405,875
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 6,067,014
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,179,989
392,479,943
U.S. Territories 6.8%
District of Columbia 4.5%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,050,789
Revenue, 2020 A, 4%, 7/15/45 ........................................ 5,000,000 5,961,713
Revenue, 2020 A, 5%, 7/15/45 ........................................ 3,000,000 3,873,239
b
Revenue, 2021 A, 4%, 7/15/43 ........................................ 1,750,000 2,125,280
b
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,342,885
19,353,906
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,159,589
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 1,900,938
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,535,000 1,742,338
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,089,984
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 2,550,000 2,767,603
9,660,452
Total U.S. Territories .................................................................... 29,014,358
Total Municipal Bonds (Cost $397,960,715) .....................................
421,494,301
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Maryland 0.3%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 1,100,000 1,100,000
Total Municipal Bonds (Cost $1,100,000) .......................................
1,100,000
Total Short Term Investments (Cost $1,100,000 ) .................................
1,100,000
a
Total Investments (Cost $399,060,715) 99.2% ...................................
$422,594,301
Other Assets, less Liabilities 0.8% .............................................
3,731,121
Net Assets 100.0% ...........................................................
$426,325,422

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Massachusetts Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Illinois 0.3%
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
$ 1,000,000 $ 1,207,932
Massachusetts 95.4%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,701,503
GO, 3%, 3/01/34 .................................................. 1,485,000 1,672,406
GO, 3%, 3/01/35 .................................................. 2,130,000 2,384,357
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , 4% , 11/01/28 ...
4,400,000 4,922,196
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,447,064
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,454,194
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,118,510
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,821,259
City of Waltham , GO , 3% , 10/15/31 ......................................
3,500,000 4,034,612
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,826,872
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 6,204,768
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,246,892
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,305,459
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,626,848
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 8,116,468
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 6,184,167
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,301,911
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,444,483
Massachusetts Bay Transportation Authority ,
Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ............................. 5,000,000 6,276,278
Revenue, 2021 A-1, Refunding, 4%, 7/01/37 ............................. 3,000,000 3,722,877
Revenue, A, 5%, 7/01/40 ............................................ 5,000,000 5,869,096
Revenue, A-1, Refunding, 5.25%, 7/01/30 ............................... 4,000,000 5,461,586
Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 .......................... 2,500,000 2,938,699
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 250,991
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 195,000 195,738
Revenue, 2020, Refunding, 3%, 8/01/38 ................................. 1,580,000 1,752,170
Revenue, 2020, Refunding, 3%, 8/01/39 ................................. 1,605,000 1,775,345
Revenue, 2020, Refunding, 3%, 8/01/40 ................................. 1,635,000 1,804,843
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 260,914
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,474,012
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,825,178
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,793,599
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 3,019,698
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,758,659
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 8,177,146
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 6,030,959
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,343,304
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 8,666,188
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 1,180,382
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,599,244
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 9,550,000 10,904,820
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,085,438
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/40 1,000,000 1,481,656
President and Fellows of Harvard College, Revenue, 2020 A, Refunding, 5%,
10/15/30 ....................................................... 1,250,000 1,706,381

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ $ 4,545,000 $ 5,359,122
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 4,790,000 6,128,545
Sterling and Francine Clark Art Institute, Revenue, 2011, Pre-Refunded, 5%, 7/01/41 12,900,000 12,951,319
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 1,150,000 1,359,443
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 5,000,000 5,885,386
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,569,865
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,679,289
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,065,263
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,747,910
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,488,292
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,237,461
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 5,017,262
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,314,599
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,557,990
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 845,000 855,382
Revenue, 2010 A, 5.5%, 1/01/22 ...................................... 3,000,000 3,037,085
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,668,519
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 12,357,617
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 705,000 712,530
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 9,840,000 9,967,617
Revenue, 2009 C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,204
Revenue, 2009 C, Refunding, 5.35%, 12/01/49 ........................... 2,770,000 2,773,324
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 105,808
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 45,413
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,057,593
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,232,520
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,117,060
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,948,346
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 6,291,739
Revenue, 2019 B, 5%, 7/01/49 ........................................ 5,000,000 6,253,678
Revenue, 2021 B, Refunding, 5%, 7/01/35 ............................... 500,000 661,574
Revenue, 2021 B, Refunding, 5%, 7/01/36 ............................... 400,000 527,191
Revenue, 2021 B, Refunding, 5%, 7/01/38 ............................... 1,400,000 1,832,787
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,580,523
Revenue, 2021 E, 5%, 7/01/51 ........................................ 2,000,000 2,550,129
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,926,063
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,260,308
Revenue, 2020 A, 4%, 8/15/45 ........................................ 8,000,000 9,580,900
Revenue, Senior Lien, 2011 B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,182,451
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 6,099,316
Massachusetts State College Building Authority ,
Revenue, 2003 B, Refunding, AGMC Insured, 5.5%, 5/01/39 ................. 5,000,000 7,521,746
Revenue, 2017 D, Refunding, 4%, 5/01/38 ............................... 4,350,000 5,033,223
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,287,279
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,442,585

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Refunding, 5%, 8/01/40 ............................... $ 5,000,000 $ 6,052,576
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 5,039,101
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 1,987,221
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,200,856
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,415,995
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,906,534
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,554,066
Town of Belmont ,
GO, 2019, 4%, 3/15/45 ............................................. 3,020,000 3,572,862
GO, 2020, 3%, 6/01/33 ............................................. 2,695,000 3,060,951
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,507,776
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,950,674
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,849,589
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,748,332
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,645,468
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,326,440
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,384,715
433,690,582
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 279,982
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,271,567
1,551,549
U.S. Territories 1.9%
Puerto Rico 1.9%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,614,156
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,942,959
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 271,333
8,828,448
Total U.S. Territories .................................................................... 8,828,448
Total Municipal Bonds (Cost $411,721,638) .....................................
445,278,511
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Massachusetts 0.1%
a
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... $ 600,000 $ 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $412,321,638) 98.0% ...................................
$445,878,511
Other Assets, less Liabilities 2.0% .............................................
8,994,807
Net Assets 100.0% ...........................................................
$454,873,318
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Michigan Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
Illinois 0.2%
State of Illinois , GO , 2021 A , 4% , 3/01/40 .................................
$ 1,860,000 $ 2,150,824
Michigan 96.6%
Ann Arbor School District ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... 1,000,000 1,175,069
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 1,235,000 1,448,060
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,231,068
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,358,248
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 796,863
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,810,607
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,623,477
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,788,964
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,719,983
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,962,855
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,216,198
a
Cedar Springs Public School District , GO , 2021 I , 3% , 11/01/50 ................. 2,430,000 2,626,950
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,156,220
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,191,614
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,809,073
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,264,510
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 573,145
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,211,327
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,843,505
Chippewa Valley Schools ,
GO, 2013, Pre-Refunded, 5%, 5/01/29 .................................. 6,425,000 7,025,507
GO, 2013, Pre-Refunded, 5%, 5/01/30 .................................. 6,420,000 7,020,040
GO, 2013, Pre-Refunded, 5%, 5/01/31 .................................. 3,000,000 3,280,392
GO, 2013, Pre-Refunded, 5%, 5/01/32 .................................. 6,590,000 7,205,928
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,560,239
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,088
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,106
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/28 .............. 1,560,000 1,745,875
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/29 .............. 1,000,000 1,117,776
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/31 .............. 2,095,000 2,341,166
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/32 .............. 1,175,000 1,312,419
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/33 .............. 1,125,000 1,255,955
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/34 .............. 1,000,000 1,115,308
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/35 .............. 1,500,000 1,670,910
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/39 .............. 880,000 977,625
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/44 .............. 2,000,000 2,218,062
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,480,015
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/38 .............. 1,000,000 1,179,082
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,285,182
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,216,584
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 6,045,385
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,903,562
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 4,019,016
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,567,164

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... $ 2,525,000 $ 2,938,979
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,824,877
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,418,154
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,240,000 2,876,999
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 3,086,330
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,785,173
City of Saginaw , Water Supply System , Revenue , 2021 , Refunding , AGMC Insured ,
4% , 7/01/41 ...................................................... 1,080,000 1,308,236
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,585,477
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,547,627
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,619,376
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,054,240
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
10,000,000 12,359,002
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 623,304
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,010,220
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,237,553
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,234,723
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,232,398
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 640,273
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,997,991
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,865,022
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,667,316
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,842,382
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,345,721
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,246,155
Elk Rapids Schools , GO , 2021 I , 4% , 5/01/50 ..............................
3,075,000 3,679,622
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,175,921
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,346,735
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,719,131
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,389,238
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,502,303
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,165,746
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,673,936
b
Grand Ledge Public Schools , GO , 2021 II , 5% , 5/01/47 ....................... 5,220,000 6,791,920
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,221,296
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,776,620
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,344,188
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,980,100
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,113,850
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,118,166
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,220,183
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 876,845
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,169,126
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,344,008

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO, II, AGMC Insured, 5%, 5/01/32 .................................... $ 1,165,000 $ 1,360,553
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,532,401
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,425,458
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,382,208
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,179,919
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
5,000,000 6,119,593
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,183,054
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,176,421
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,906,223
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,060,732
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,048,275
Kelloggsville Public Schools ,
GO, 2015, AGMC Insured, 5%, 5/01/33 ................................. 1,045,000 1,219,527
GO, 2015, AGMC Insured, 5%, 5/01/35 ................................. 1,150,000 1,338,185
GO, 2015, AGMC Insured, 5%, 5/01/38 ................................. 3,815,000 4,420,062
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,444,772
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,442,202
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,441,761
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,325,658
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,119,204
L'Anse Creuse Public Schools ,
GO, 2015, Pre-Refunded, 5%, 5/01/28 .................................. 5,230,000 6,158,860
GO, 2015, Pre-Refunded, 5%, 5/01/30 .................................. 5,560,000 6,547,468
GO, 2015, Pre-Refunded, 5%, 5/01/32 .................................. 5,890,000 6,936,077
GO, 2015, Pre-Refunded, 5%, 5/01/34 .................................. 6,220,000 7,324,686
GO, 2015, Pre-Refunded, 5%, 5/01/35 .................................. 2,840,000 3,344,390
Lansing Board of Water & Light ,
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,565,669
Revenue, 2021 A, 5%, 7/01/51 ........................................ 8,000,000 10,430,237
Lansing Community College ,
GO, 2012, 5%, 5/01/32 ............................................. 690,000 720,071
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,506,142
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,779,342
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,526,397
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,609,760
Livonia Public Schools ,
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/36 ..................... 5,725,000 6,254,289
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/38 ..................... 6,000,000 6,554,713
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/43 ..................... 16,850,000 18,407,820
Macomb Interceptor Drain Drainage District ,
Special Assessment, 2017 A, Refunding, 5%, 5/01/34 ....................... 2,000,000 2,462,135
Special Assessment, 2017 A, Refunding, 5%, 5/01/42 ....................... 7,500,000 9,084,615
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,295,390
Mattawan Consolidated School District ,
GO, 2015 I, 5%, 5/01/30 ............................................. 1,000,000 1,174,644
GO, 2015 I, 5%, 5/01/31 ............................................. 1,915,000 2,248,628
GO, 2015 I, 5%, 5/01/32 ............................................. 1,110,000 1,302,438
GO, 2015 I, 5%, 5/01/34 ............................................. 2,325,000 2,721,172
GO, 2015 I, 5%, 5/01/39 ............................................. 3,375,000 3,914,520

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... $ 735,000 $ 867,127
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 910,349
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,326,866
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,553,617
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,658,012
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,092,588
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,380,515
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 2,023,878
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 932,975
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,495,937
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/29 ...... 1,000,000 1,065,275
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,216,030
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 10,244,845
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,672,423
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 11,000,000 12,868,630
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,333,165
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 5,149,873
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 26,614,418
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 3,016,055
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 467,574
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 658,577
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 743,876
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 782,659
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 746,146
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,313,937
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,405,199
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,611,848
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,496,018
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 19,789,938
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,750,000 3,333,190
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 351,769
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 23,545,718
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,528,668
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,539,263
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,480,604
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,705,067
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,174,923
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,916,120
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/32 ............. 5,000,000 5,891,100
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 6,310,711
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 12,042,125
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 6,032,823
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,163,403

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority, (continued)
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ $ 2,285,000 $ 2,393,180
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,737,995
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,352,585
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 15,838,047
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,534,575
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,342,767
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 9,884,962
Michigan Strategic Fund , State of Michigan Department of Transportation , Revenue ,
2018 , 5% , 12/31/43 ................................................ 7,000,000 8,499,621
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,791,989
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,799,271
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,202,833
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/27 ................................. 1,000,000 1,115,290
Revenue, 2014, Refunding, 5%, 3/01/30 ................................. 1,010,000 1,119,981
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,397,446
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,109,545
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,426,056
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,110,321
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,333,886
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,503,015
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,255,516
Rochester Community School District ,
GO, 2016 I, 5%, 5/01/32 ............................................. 5,575,000 6,723,119
GO, 2016 I, 5%, 5/01/35 ............................................. 6,450,000 7,736,867
GO, 2016 I, 5%, 5/01/36 ............................................. 2,800,000 3,351,176
Roseville Community Schools ,
GO, 2014, Refunding, 5%, 5/01/26 ..................................... 1,400,000 1,648,679
GO, 2014, Refunding, 5%, 5/01/27 ..................................... 1,370,000 1,610,429
GO, 2014, Refunding, 5%, 5/01/28 ..................................... 3,040,000 3,565,745
GO, 2014, Refunding, 5%, 5/01/29 ..................................... 3,300,000 3,862,308
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,620,000 1,896,042
GO, 2014, Refunding, 5%, 5/01/31 ..................................... 1,585,000 1,854,407
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/27 .... 3,350,000 3,768,145
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/28 .... 2,500,000 2,809,851
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/39 .... 17,500,000 19,450,046
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,113,797
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,619,906
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,494,345
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,306,015
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,530,703
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 408,454
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,832,731

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
$ 5,750,000 $ 6,974,569
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
12,000,000 14,496,722
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 6,054,491
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 13,959,246
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,361,513
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,295,457
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,307,762
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 6,064,752
Warren Consolidated Schools , GO , 2012 , Pre-Refunded , 5% , 5/01/32 ............
2,500,000 2,611,397
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,273,112
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 9,751,785
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/31 .............................. 1,860,000 2,141,388
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,724,554
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 5,523,786
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 11,483,663
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/26 .............................. 1,500,000 1,746,903
Revenue, 2015 A, Refunding, 5%, 11/15/27 .............................. 2,160,000 2,510,039
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,897,190
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,319,030
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,891,399
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,804,233
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,313,119
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,340,082
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,785,528
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,330,648
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/34 .................... 2,000,000 2,350,940
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,350,940
943,807,983
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 559,963
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 2,000,000 2,543,134
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 2,065,000 2,682,449
5,785,546
U.S. Territories 2.0%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 2,137,165
Puerto Rico 1.8%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 8,331,408
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 545,228
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,412,755
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,652,274
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 300,000 326,995

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... $ 3,900,000 $ 4,232,805
17,501,465
Total U.S. Territories .................................................................... 19,638,630
Total Municipal Bonds (Cost $894,330,377) .....................................
971,382,983
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Michigan 1.0%
c
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.01% ,
6/01/34 ......................................................... 1,000,000 1,000,000
c
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.02% , 12/01/33 .................................. 8,290,000 8,290,000
9,290,000
Total Municipal Bonds (Cost $9,290,000) .......................................
9,290,000
Total Short Term Investments (Cost $9,290,000 ) .................................
9,290,000
a
Total Investments (Cost $903,620,377) 100.4% ..................................
$980,672,983
Other Assets, less Liabilities (0.4)% ...........................................
(3,596,141)
Net Assets 100.0% ...........................................................
$977,076,842
a
Security purchased on a when-issued basis.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Minnesota Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Illinois 0.4%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
$ 2,385,000 $ 2,924,434
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,268,627
4,193,061
Minnesota 96.8%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 32,345,502
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,883,579
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 6,596,305
GO, 2020 A, 3%, 2/01/45 ............................................ 4,000,000 4,323,553
Big Lake Independent School District No. 727 ,
GO, 2012 B, Refunding, 5%, 2/01/23 ................................... 2,990,000 3,085,547
GO, 2012 B, Refunding, 5%, 2/01/24 ................................... 3,000,000 3,096,233
GO, 2012 B, Refunding, 5%, 2/01/25 ................................... 1,225,000 1,264,128
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,539,522
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,085,082
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,155,875
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,503,110
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012 A, Refunding, 3%, 2/01/27 ................................... 3,410,000 3,464,311
GO, 2012 A, Refunding, 3%, 2/01/30 ................................... 5,585,000 5,666,396
Centennial Independent School District No. 12 ,
GO, 2015 A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,053,111
GO, 2015 A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,059,238
GO, 2015 A, Zero Cpn ., 2/01/35 ....................................... 350,000 221,502
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,181,029
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,656,178
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,137,017
City of Elk River ,
Electric, Revenue, 2021 B, 2.25%, 8/01/47 ............................... 1,475,000 1,474,796
Electric, Revenue, 2021 B, 2.25%, 8/01/51 ............................... 980,000 965,652
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,714,317 11,282,716
City of Lakeville , GO , 2012 B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,758,352
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,710,019
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,983,459
GO, 2019, 3%, 12/01/28 ............................................. 1,400,000 1,560,528
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,416,752
GO, 2020, Refunding, 2%, 12/01/29 .................................... 5,730,000 6,065,732
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,299,085
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,710,114
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 7,284,130
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,463,176
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,483,999
City of Plymouth ,
GO, 2020 A, 2%, 2/01/31 ............................................ 1,790,000 1,878,282
GO, 2020 A, 2%, 2/01/32 ............................................ 2,080,000 2,167,754

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Plymouth, (continued)
GO, 2020 A, 2%, 2/01/33 ............................................ $ 2,125,000 $ 2,200,261
City of Ramsey ,
GO, 2012 A, 3%, 12/15/28 ........................................... 1,105,000 1,118,486
GO, 2012 A, 3.375%, 12/15/31 ........................................ 1,215,000 1,231,292
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,120,843
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,398,105
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,951,583
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 6,363,551
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 15,016,061
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 7,461,648
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 6,368,427
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,901,796
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,849,993
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,508,738
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,149,002
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,148,269
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,150,414
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,323,991
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 4,196,642
County of Hennepin ,
GO, 2019 B, 5%, 12/15/33 ........................................... 2,280,000 2,933,769
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,355,719
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,221,453
GO, 2020 A, 5%, 12/01/36 ........................................... 6,080,000 8,159,186
GO, 2020 C, 5%, 12/15/31 ........................................... 5,220,000 6,913,184
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 530,000 530,291
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,231,380
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,072,016
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,068,860
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,306,072
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 19,155,740
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,674,336
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,164,751
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,236,821
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,318,328
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,722,230
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,878,810
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,989,728

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
$ 1,630,000 $ 1,770,566
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,634,603
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,397,428
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,541,291
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,818,863
GO, 2018 A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,698,091
GO, 2018 A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,581,483
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,714,040
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 6,641,314
Hermantown Independent School District No. 700 , GO , 2014 A , Refunding , 4% ,
2/01/29 ......................................................... 2,310,000 2,539,194
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 6,110,827
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,648,808
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,575,074
GO, Refunding, 5%, 2/01/32 ......................................... 2,000,000 2,157,636
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,833,991
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,947,266
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,078,993
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 1,055,448
Lakeville Independent School District No. 194 , GO , 2012 B , 3% , 2/01/25 ..........
3,560,000 3,622,559
Mankato Independent School District No. 77 ,
GO, 2020 A, 4%, 2/01/37 ............................................ 935,000 1,096,281
GO, 2020 A, 4%, 2/01/41 ............................................ 1,385,000 1,610,344
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,107,112
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,775,793
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,602,188
GO, 2019 A, 3%, 3/01/29 ............................................ 6,400,000 7,026,375
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,649,845
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,120,255
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,109,151
Minneapolis Special School District No. 1 ,
GO, 2017 B, 5%, 2/01/30 ............................................ 2,590,000 3,261,252
GO, 2020 B, 4%, 2/01/38 ............................................ 1,885,000 2,277,755
GO, 2020 C, 4%, 2/01/36 ............................................ 1,210,000 1,470,199
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012 B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,540,652
Revenue, 2012 B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,310,174
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,938,350
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,481,722
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,883,012
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,791,241
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,763,868
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,064,196
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,255,545
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,023,281
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/35 ................. 125,000 153,493
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 153,068

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. $ 125,000 $ 152,697
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 402,777
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 360,547
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 395,491
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 331,744
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 311,069
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 292,020
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 430,434
a
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/36 ............... 210,000 232,151
a
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 275,529
a
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 274,799
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/39 ............... 220,000 263,270
a
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/40 ............... 310,000 369,880
St. Olaf College, Revenue, 2021, 3%, 10/01/38 ........................... 1,000,000 1,111,200
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 1,600,000 1,764,521
St. Olaf College, Revenue, 2021, 4%, 10/01/46 ........................... 3,740,000 4,447,381
St. Olaf College, Revenue, 2021, 4%, 10/01/50 ........................... 3,805,000 4,503,699
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,717,344
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 570,744
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,743,659
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 2,014,202
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 864,489
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 862,664
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 4,103,006
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,178,093
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,683,349
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,242,399
Revenue, 2011 E, GNMA Insured, 4.45%, 7/01/31 ......................... 1,825,000 1,829,539
Revenue, 2011 G, GNMA Insured, 4%, 7/01/26 ........................... 870,000 872,760
Revenue, 2011 G, GNMA Insured, 4.4%, 7/01/32 .......................... 1,495,000 1,500,225
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,173,635
Revenue, 2020 B, 4%, 8/01/39 ........................................ 2,055,000 2,473,463
Revenue, 2020 B, 4%, 8/01/40 ........................................ 3,405,000 4,087,041
Revenue, 2020 B, 4%, 8/01/41 ........................................ 3,100,000 3,713,714
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 3,820,000 3,962,590
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 1,197,972
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,000,000 1,194,727
Revenue, 2020 D, 4%, 8/01/43 ........................................ 1,000,000 1,192,142
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,265,000 2,331,290
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 3,175,000 3,303,522
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,410,000 2,435,710
Revenue, 2020 I, 2%, 7/01/40 ........................................ 3,105,000 3,133,362
Revenue, 2020 I, 2.15%, 7/01/45 ...................................... 2,480,000 2,506,811
Revenue, 2020 I, 2.2%, 1/01/51 ....................................... 3,970,000 4,003,771
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 1,000,000 1,010,260
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,500,000 3,540,524
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,500,000 3,535,220
Revenue, 2021 B, GNMA Insured, 2.5%, 7/01/51 .......................... 4,100,000 4,134,292
a
Revenue, 2021 D, Refunding, GNMA Insured, 2%, 7/01/36 ................... 6,000,000 6,016,832
a
Revenue, 2021 D, Refunding, GNMA Insured, 2.375%, 7/01/46 ............... 8,000,000 8,031,550
a
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 12,000,000 12,046,649
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,372,325
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,299,354

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Municipal Power Agency, (continued)
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. $ 1,000,000 $ 1,080,682
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,142,926
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,147,209
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,148,979
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,524,391
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
17,010,000 19,238,259
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011 A, 5%, 10/01/28 ....................................... 2,135,000 2,167,591
Revenue, 2012 A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,501,108
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 9,702,170
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,478,078
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,809,188
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,273,653
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 932,954
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,947,809
GO, 2018 B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 12,054,165
GO, 2018 B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,739,098
GO, 2018 B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,397,132
Rochester Independent School District No. 535 ,
GO, 2020 A, 4%, 2/01/28 ............................................ 4,300,000 5,203,430
GO, 2020 A, 4%, 2/01/29 ............................................ 6,565,000 7,887,895
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,514,387
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 10,880,246
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,962,203
GO, 2016 B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,771,756
GO, 2016 B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,160,494
GO, 2016 B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,761,369
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,021,256
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/23 ....................... 4,000,000 3,964,319
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/26 ....................... 5,395,000 5,139,710
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/27 ....................... 6,600,000 6,166,084
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,872,607
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,601,728
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 902,168
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 719,576
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 781,476
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,071,255
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,331,020
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,634,819
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,821,371
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,534,970
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,075,617
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 6,581,880

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Michael-Albertville Independent School District No. 885 , GO , 2011 A , Refunding ,
4.25% , 2/01/32 ................................................... $ 10,295,000 $ 10,514,543
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 3,158,039
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,213,459
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 319,026
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 752,849
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,060,150
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 16,282,482
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,155,584
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,436,019
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,277,459
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,605,454
GO, 2020 A, 5%, 8/01/38 ............................................ 10,000,000 13,247,341
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,086,480
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,081,640
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 9,240,445
University of Minnesota ,
Revenue, 2011 B, 5%, 8/01/36 ........................................ 5,000,000 5,037,925
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,985,748
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,947,105
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,546,577
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,954,501
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 5,395,217
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 7,009,999
Revenue, 2019 A, 5%, 4/01/39 ........................................ 1,805,000 2,297,219
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 7,663,804
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 10,715,127
Revenue, 2020 A, 5%, 11/01/39 ....................................... 5,880,000 7,724,137
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019 A, 5%, 2/01/30 ..... 3,600,000 4,538,312
Rock Ridge Independent School District No. 2909, GO, 2019 A, 3%, 2/01/40 ..... 3,295,000 3,565,177
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,975,155
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,914,003
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,067,352
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,732,507
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,166,273
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,037,364
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,375,414
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,620,798
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,287,124
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 9,072,136
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 13,335,759
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,547,591
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,402,437
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,148,297
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 238,141
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 178,142
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 147,952

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Zumbro Education District, (continued)
COP, 2021 A, 2.125%, 2/01/35 ........................................ $ 325,000 $ 322,587
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 457,332
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 737,947
1,106,067,762
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 545,000 610,360
Revenue, 2021 A, Refunding, 5%, 6/15/32 ............................... 4,250,000 5,552,694
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 1,500,000 1,797,446
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 500,000 594,506
8,555,006
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,800,000 1,943,630
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 845,104
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,320,411
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,772,248
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,825,724
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 3,575,000 3,880,071
13,587,188
Total U.S. Territories .................................................................... 13,587,188
Total Municipal Bonds (Cost $1,058,545,944) ...................................
1,132,403,017
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
Minnesota 2.7%
b
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. 13,940,000 13,940,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 16,725,000 16,725,000
30,665,000
Total Municipal Bonds (Cost $30,665,000) ......................................
30,665,000
Total Short Term Investments (Cost $30,665,000 ) ................................
30,665,000
a
Total Investments (Cost $1,089,210,944) 101.8% ................................
$1,163,068,017
Other Assets, less Liabilities (1.8)% ...........................................
(20,077,996)
Net Assets 100.0% ...........................................................
$1,142,990,021

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Missouri Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Missouri 95.1%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... $ 1,500,000 $ 1,850,299
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,964,243
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,091,305
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,221,319
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,352,288
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,820,061
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,453,218
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/33 ........................... 14,425,000 15,366,595
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/44 ........................... 10,000,000 10,652,752
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 1,004,147
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,783,061
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,605,229
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,896,820
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 3,063,250
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 1,450,000 1,648,954
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/33 ......... 5,000,000 5,237,428
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/37 ......... 11,000,000 11,522,342
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 5,110,000 6,006,257
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,190,206
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,184,329
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,728,142
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 756,408
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 580,849
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 493,323
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 1,167,664
City of Kansas City ,
Revenue, 2021 A, 5%, 4/01/40 ........................................ 1,250,000 1,617,072
Revenue, 2021 A, 5%, 4/01/41 ........................................ 1,200,000 1,549,536
Sanitary Sewer System, Revenue, 2011 A, Refunding, 5%, 1/01/37 ............ 29,210,000 29,308,505
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,774,750
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,894,734
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,744,296
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 740,004
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 862,757
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. 500,000 614,806
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 674,350
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 837,722
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. 1,200,000 1,460,495
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,575,206
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,868,432
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,150,436
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,752,785
City of Sikeston ,
Electric System, Revenue, 2012, Refunding, 5%, 6/01/21 .................... 13,130,000 13,130,000
Electric System, Revenue, 2012, Refunding, 5%, 6/01/22 .................... 12,570,000 13,163,814

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... $ 1,795,000 $ 1,865,178
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 1,958,536
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 2,200,000 2,398,007
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,629,356
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,494,241
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,903,529
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,846,194
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 13,153,588
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,223,721
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,727,984
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,369,357
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,214,640
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 3,105,488
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,123,375
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,757,592
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,819,022
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,617,325
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,953,815
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 610,739
COP, 2021, 3%, 3/01/41 ............................................. 400,000 423,927
County of St. Louis , Revenue , 2020 A , Refunding , 2% , 12/01/33 ................
975,000 983,603
Curators of the University of Missouri (The) ,
Revenue, 2011, Pre-Refunded, 5%, 11/01/27 ............................. 1,065,000 1,086,769
Revenue, 2020 B, 5%, 11/01/30 ....................................... 2,335,000 3,158,208
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,159,588
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,716,427
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,869,707
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,176,133
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 800,000 782,259
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 874,868
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5%, 10/01/26 3,095,000 3,145,524
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/31 ....................................................... 1,200,000 1,220,581
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 4,500,000 4,577,178
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,391,610
Bethesda Health Group Inc Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/30 ........................................................ 300,000 362,275
Bethesda Health Group Inc Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 1,580,000 1,880,503
Bethesda Health Group Inc Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ 1,830,000 2,133,941
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,823,985
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,421,470
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 9,035,269
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 5,000,000 5,976,137

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... $ 5,000,000 $ 5,375,369
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,040,131
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,375,400
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 12,763,235
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 3,015,970
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 19,444,568
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,762,196
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,402,720
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,862,924
Lake Regional Health System, Revenue, 2012, 5%, 2/15/34 .................. 7,000,000 7,136,120
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,501,318
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 13,025,688
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,255,551
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,958,264
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,545,975
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,758,097
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 5,008,024
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 5,577,932
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,317,553
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,212,162
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,775,291
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 15,126,276
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 4,570,496
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 6,018,136
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,772,091
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 18,094,578
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 7,104,899
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,662,848
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,440,931
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,905,397
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,532,899
Washington University (The), Revenue, 2011 B, Pre-Refunded, 5%, 11/15/37 ..... 10,000,000 10,223,605
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,968,929
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,642,591
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,363,519
Jefferson County Consolidated School District No. 6 , GO , 2021 A , 3% , 3/01/41 .....
1,000,000 1,079,398
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,365,964
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,688,022
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,064,392
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,154,542
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,034,781
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 19,425,000 23,803,684
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,687,793
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 10,090,000 12,281,646
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 5,900,000 6,768,042
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 124,909
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,070,215
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Refunding, 5%, 5/01/38 ............................... 8,770,000 10,174,748

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Metropolitan St. Louis Sewer District, (continued)
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ $ 1,610,000 $ 1,892,506
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,912,226
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,381,398
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,081,851
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 12,107,363
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,423,905
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,896,475
Revenue, 2020 B, 5%, 5/01/48 ........................................ 2,625,000 3,376,350
Missouri Development Finance Board ,
City of Independence, Revenue, 2012 A, 5%, 6/01/37 ....................... 5,000,000 5,228,028
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,839,499
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,205,000 1,331,151
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,870,000 4,044,317
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,270,000 2,316,586
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 5,490,000 5,604,838
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,850,000 2,879,681
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/30 ............................... 3,000,000 3,343,696
Revenue, 2014 A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,229,039
Revenue, Refunding, 5%, 1/01/32 ..................................... 11,500,000 13,159,764
Revenue, 2014 A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,616,759
Revenue, 2014 A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,223,541
Revenue, 2015 A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,699,155
Revenue, 2015 A, Refunding, 5%, 12/01/31 .............................. 6,000,000 7,038,415
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,571,677
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 33,373,519
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,414,842
Missouri State Environmental Improvement & Energy Resources Authority , State
Revolving Fund , Revenue , 2013 A , Refunding , 5% , 1/01/26 .................. 2,315,000 2,547,931
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,888,494
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,405,995
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 2,032,399
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,673,388
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,272,414
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,187,721
Raytown C-2 School District ,
GO, 2019 A, 5%, 3/01/38 ............................................ 2,500,000 3,188,765
GO, 2019 A, 5%, 3/01/39 ............................................ 2,250,000 2,863,590
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,157,855
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 3,001,599
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,779,374
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,916,626
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,082,940
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 30,959,510

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... $ 15,400,000 $ 17,921,042
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,279,141
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,356,605
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,570,384
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,992,281
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/37 ...................................... 3,525,000 3,534,071
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 3,660,327
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 3,855,269
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 6,268,102
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,667,127
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,487,526
Washington School District , GO , 2019 , 4% , 3/01/39 ..........................
1,500,000 1,746,186
976,454,900
U.S. Territories 3.4%
Guam 1.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 7,070,962
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,744,137
12,815,099
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,889,640
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,514,125
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 545,228
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,135,074
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,761,783
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,923,823
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 5,205,000 5,649,166
22,418,839
Total U.S. Territories .................................................................... 35,233,938
Total Municipal Bonds (Cost $940,567,347) .....................................
1,011,688,838
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Missouri 0.3%
b
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University, Revenue, 2002, SPA US Bank NA, Daily VRDN and Put, 0.01%,
7/01/32 ........................................................ 1,160,000 1,160,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
b
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The), Revenue, 2003 B, SPA US Bank NA, Daily VRDN and
Put, 0.02%, 2/15/33 .............................................. $ 2,035,000 $ 2,035,000
3,195,000
Total Municipal Bonds (Cost $3,195,000) .......................................
3,195,000
Total Short Term Investments (Cost $3,195,000 ) .................................
3,195,000
a
Total Investments (Cost $943,762,347) 98.8% ...................................
$1,014,883,838
Other Assets, less Liabilities 1.2% .............................................
11,705,514
Net Assets 100.0% ...........................................................
$1,026,589,352
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Municipal Green Bond Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.1%
Arizona 3.9%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
$ 150,000 $ 178,875
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 129,791
308,666
Arkansas 1.5%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 .............
100,000 116,709
California 21.0%
California Housing Finance , Lakeside Drive Senior Housing LP , Revenue , 2019 N ,
FNMA Insured , 2.35% , 12/01/35 ....................................... 97,768 99,937
California Infrastructure & Economic Development Bank ,
a,b
Revenue, 2018 B, Mandatory Put, 0.4%, 8/01/24 .......................... 100,000 100,022
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 180,000 225,545
c,d
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 B-3 , Refunding , 2.125% , 11/15/27 ............................ 50,000 50,412
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 117,581
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 119,553
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 188,332
Port of Los Angeles , Revenue , 2019 C-1 , Refunding , 5% , 8/01/25 ...............
60,000 70,441
Sacramento Municipal Utility District , Electric System , Revenue , 2020 H , 5% , 8/15/30
100,000 134,843
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 167,235
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 180,350
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 194,841
1,649,092
Colorado 4.7%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 150,000 183,880
University of Colorado , Revenue , 2021 A , Refunding , 5% , 6/01/27 ...............
150,000 188,212
372,092
Florida 4.8%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 85,000 86,414
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 169,656
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 122,986
379,056
Georgia 1.6%
Private Colleges & Universities Authority , Emory University , Revenue , 2019 B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 125,772
Illinois 1.6%
Illinois Finance Authority , State of Illinois Water Revolving Fund - Clean Water Program ,
Revenue , 2020 , 4% , 7/01/37 ......................................... 100,000 122,980
Louisiana 1.5%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
100,000 114,697
Maine 3.6%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
245,000 283,954

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 1.4%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... $ 100,000 $ 112,020
Massachusetts 1.4%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 106,339
Minnesota 1.4%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 108,335
New Jersey 3.6%
New Jersey Educational Facilities Authority , Stevens Institute of Technology , Revenue ,
2020 A , 5% , 7/01/32 ................................................ 220,000 282,692
New Mexico 1.6%
City of Santa Fe , Wastewater Utility System , Revenue , 2019 , BAM Insured , 5% ,
6/01/29 ......................................................... 100,000 127,592
New York 15.2%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
100,000 128,249
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 150,000 173,121
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 140,540
Dedicated Tax Fund, Revenue, 2017 B-2, Refunding, 4%, 11/15/32 ............ 160,000 186,440
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 146,843
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 104,696
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 105,017
Trust for Cultural Resources of The City of New York (The) , Whitney Museum of
American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...................... 155,000 209,636
1,194,542
Ohio 3.9%
American Municipal Power, Inc. , Revenue , 2020 A , Refunding , 5% , 2/15/29 ........
100,000 128,853
State of Ohio ,
GO, 2019 A, 4%, 3/01/30 ............................................ 100,000 125,038
GO, 2020 B, 4%, 3/01/24 ............................................ 50,000 55,123
309,014
Oregon 2.5%
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/36 ................
150,000 191,836
Pennsylvania 1.6%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 .................
100,000 128,870
Rhode Island 2.8%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 160,695
Rhode Island Infrastructure Bank , City of East Providence , Revenue , 2020 A , 4% ,
10/01/27 ........................................................ 50,000 59,549
220,244
Utah 2.3%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
150,000 183,660
Vermont 2.9%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 229,167

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 2.4%
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ $ 50,000 $ 62,978
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 126,021
188,999
Washington 6.0%
Central Puget Sound Regional Transit Authority ,
Revenue, 2015 S-1, Refunding, 5%, 11/01/27 ............................. 50,000 59,753
Revenue, 2015 S-1, Refunding, 5%, 11/01/32 ............................. 100,000 119,072
FYI Properties ,
State of Washington Consolidated Technology Services, Revenue, 2019, Refunding,
5%, 6/01/21 .................................................... 140,000 140,000
State of Washington Consolidated Technology Services, Revenue, 2019, Refunding,
5%, 6/01/24 .................................................... 135,000 152,482
471,307
Wisconsin 1.4%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 112,808
U.S. Territories 2.5%
District of Columbia 2.5%
District of Columbia , Water & Sewer Authority , Revenue, Sub. Lien , 2019 A ,
5% , 10/01/44 ..................................................... 150,000 192,461
Total Municipal Bonds (Cost $7,372,388) .......................................
7,632,904
a a a a
a
Total Investments (Cost $7,372,388) 97.1% .....................................
$7,632,904
Other Assets, less Liabilities 2.9% .............................................
228,597
Net Assets 100.0% ...........................................................
$7,861,501
a
The maturity date shown represents the mandatory put date.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security purchased on a when-issued basis.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the value of this security was
$50,412, representing 0.6% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin New Jersey Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Delaware 2.6%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,392,247
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,475,718
21,867,965
New Jersey 80.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,183,795
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,296,873
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,347,958
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,512,414
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,606,986
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,098,586
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 980,581
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,307,038
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,177,819
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,230,543
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,252,624
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,311,532
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,955,877
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,753,335
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 4,030,865
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 884,974
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 824,118
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 704,773
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 6,167,673
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 6,050,067
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,179,951
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,959,901
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,922,272
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,869,777
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,798,604
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 368,876
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 429,043
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 641,866
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 640,731
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 608,590
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 333,804
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 272,293
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 482,986
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 922,949
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 918,308
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 610,585
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 912,998
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 728,876

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... $ 5,000,000 $ 5,979,152
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,433,906
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,427,794
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,753,029
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,447,571
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,438,347
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,860,599
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,516,340
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 698,774
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 648,725
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,601,800
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 7,218,495
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 7,364,733
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,490,659
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,235,988
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,485,252
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,102,947
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,033,071
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 11,112,804
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,432,944
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,563,018
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,811,051
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,309,564
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,601,978
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,351,217
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,609,162
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,404,309
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,579,276
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,045,144
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,045,156
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,810,762
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 451,902
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,463,201
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,633,151
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,227,389
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,120,226
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... 600,000 694,650
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,907,243
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,986,668
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,768,107
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,976,050
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 13,350,543
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 16,991,011
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,726

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. $ 10,000,000 $ 11,146,774
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,625,059
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,638,058
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,631,814
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 6,042,469
Hunterdon Medical Center, Revenue, 2014 A, Pre-Refunded, 5%, 7/01/45 ....... 2,650,000 3,032,505
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 21,454,789
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 8,000,000 9,738,582
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 9,760,493
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,407,775
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 4,148,784
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 17,641,990
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 11,957,635
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,181,557
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,626,009
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,003,206
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,411,144
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,190,523
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,077,956
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,362,916
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,593,267
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,801,957
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,189,628
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,819,281
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,845,330
Revenue, 2021 B, Refunding, 5%, 12/01/28 .............................. 1,450,000 1,824,990
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 1,415,000 1,805,477
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,574,448
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,217,225
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 538,043
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 4,170,000 4,555,750
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,785,000 4,862,157
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 9,570,000 9,740,571
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,830,000 3,897,041
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,870,000 2,915,479
New Jersey Institute of Technology ,
Revenue, 2012 A, Pre-Refunded, 5%, 7/01/42 ............................ 2,140,000 2,251,056
Revenue, 2015 A, 5%, 7/01/45 ........................................ 6,000,000 6,951,462
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 7,826,092
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. 10,000,000 7,757,478
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 4,251,231
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,894,437
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,787,956
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 11,139,633
Revenue, 2021 A, Refunding, 4%, 6/15/35 ............................... 2,000,000 2,388,909
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,378,025

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ $ 6,505,000 $ 7,867,946
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,225,272
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,510,971
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,693,761
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 19,042,235
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,540,464
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,303,782
North Hudson Sewerage Authority , COP, Senior Lien , Pre-Refunded , 5% , 6/01/42 ...
17,800,000 18,664,130
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 13,121,569
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 12,062,320
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
3,500,000 4,394,508
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,884,981
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,900,448
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,801,713
683,386,336
New York 5.8%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,673,710
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,477,128
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,535,502
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,862,679
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,557,401
49,106,420
Pennsylvania 7.6%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,686,876
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 129,211
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 193,036
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 192,325
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 191,700
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 190,919
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 190,500
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 190,074
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 952,416
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 1,104,522
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,295,948
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,133,932
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,136,474
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,332,035
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,875,878
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,938,581
64,734,427

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,200,000 $ 1,295,753
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 3,801,875
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 327,137
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,089,985
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 2,700,000 2,930,403
9,445,153
Total U.S. Territories .................................................................... 9,445,153
Total Municipal Bonds (Cost $763,253,666) .....................................
828,540,301
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
New Jersey 0.4%
b
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 7/01/43 ................................. 2,400,000 2,400,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 7/01/43 ................................. 900,000 900,000
3,300,000
Total Municipal Bonds (Cost $3,300,000) .......................................
3,300,000
Total Short Term Investments (Cost $3,300,000 ) .................................
3,300,000
a
Total Investments (Cost $766,553,666) 98.0% ...................................
$831,840,301
Other Assets, less Liabilities 2.0% .............................................
17,293,526
Net Assets 100.0% ...........................................................
$849,133,827
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin North Carolina Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Illinois 0.4%
State of Illinois ,
GO, 2020 B, 5%, 10/01/29 ........................................... $ 1,000,000 $ 1,268,627
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,564,692
3,833,319
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 559,963
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,000,000 5,253,968
5,813,931
North Carolina 96.2%
Cape Fear Public Utility Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 6/01/40 ............................ 2,250,000 2,570,387
Revenue, 2019 A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,494,665
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2011 A, 5.125%, 1/15/37 ............ 4,000,000 4,018,148
Atrium Health Obligated Group, Revenue, 2011 A, 5.25%, 1/15/42 ............. 10,000,000 10,067,778
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,265,666
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,251,972
City of Charlotte ,
COP, 2008 A, Refunding, 5%, 6/01/33 .................................. 2,500,000 2,508,560
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 10,483,387
Airport Special Facilities, Revenue, 2019 A, 4%, 7/01/44 ..................... 3,550,000 4,169,430
Airport Special Facilities, Revenue, 2019 A, 5%, 7/01/49 ..................... 4,460,000 5,597,442
Airport Special Facilities, Revenue, 2019 B, 4%, 7/01/44 .................... 5,515,000 6,364,649
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/38 ............ 2,500,000 3,093,928
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/39 ............ 3,000,000 3,692,958
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/40 ............ 2,250,000 2,761,624
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/41 ............ 2,200,000 2,692,288
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/51 ............ 4,500,000 5,391,998
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,198,064
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,760,289
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,960,575
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 501,023
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/42 .............. 1,000,000 999,283
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 7,270,988
Water & Sewer System, Revenue, 2020, Refunding, 2.25%, 7/01/50 ............ 3,350,000 3,368,534
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,705,353
City of Greensboro ,
GO, 2018 B, 5%, 10/01/29 ........................................... 5,000,000 6,464,783
Combined Water & Sewer System, Revenue, 2020 A, Refunding, 4%, 6/01/45 .... 5,000,000 5,996,778
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,165,608
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,756,676
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,169,982
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,274,926
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014 A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,684,626
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,556,678
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,747,140
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,559,976

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Brunswick , Enterprise Systems , Revenue , 2020 , 3% , 4/01/50 ..........
$ 6,000,000 $ 6,452,331
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,513,675
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 420,016
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 651,928
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 276,981
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 497,199
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 605,495
GO, 2019, 4%, 6/01/37 ............................................. 450,000 543,422
GO, 2019, 4%, 6/01/39 ............................................. 700,000 841,474
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 1,033,763
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 858,720
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,881,365
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 443,946
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 526,673
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,865,346
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,890,234
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 7,497,303
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 948,560
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 765,329
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 4,540,092
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,572,262
Revenue, 2021, Refunding, 4%, 8/01/32 ................................. 1,835,000 2,333,843
Revenue, 2021, Refunding, 4%, 8/01/33 ................................. 1,635,000 2,071,812
Revenue, 2021, Refunding, 4%, 8/01/34 ................................. 1,635,000 2,065,204
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 6,272,671
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 17,017,758
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,189,394
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,817,846
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,755,969
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,331,857
Enterprise System, Revenue, 2021, 3%, 6/01/43 .......................... 3,000,000 3,322,494
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 10,140,711
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,190,459
GO, 2021, Refunding, 4%, 4/01/36 ..................................... 1,650,000 2,069,117
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,376,645
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 6,339,263
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 6,852,201
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 6,050,427
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,256,522
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,111,642
North Carolina Capital Facilities Finance Agency ,
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,131,494
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,615,058
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,265,171

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, (continued)
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. $ 10,000,000 $ 12,069,229
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,775,883
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,276,152
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,214,437
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 2,210,000 2,672,005
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 1,370,000 1,652,182
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,681,061
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,218,731
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,938,043
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,658,276
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,388,256
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 1,134,532
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 6,045,000 6,490,449
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,300,000 9,975,020
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 1,000,000 1,051,529
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 4,000,000 4,196,717
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,500,000 3,662,958
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 6,000,000 6,348,398
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,750,000 2,908,722
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,136,792
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,975,000 2,005,342
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,205,000 2,227,295
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 1,030,000 1,041,607
North Carolina Medical Care Commission ,
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011 A, Pre-
Refunded, 6.5%, 7/01/31 .......................................... 5,000,000 5,025,598
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011 A, Pre-
Refunded, 6.625%, 7/01/34 ......................................... 6,000,000 6,031,322
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 2,046,968
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,490,339
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,714,547
a
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 213,562
a
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 218,933
a
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 1,070,802
a
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 950,000 1,095,188
a
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,915,435
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,251,457
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 21,184,076
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 5,948,648
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 8,804,896
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,542,327
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,718,075
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 1,137,053
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 1,800,000 2,176,792
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,526,373
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,683,698
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,556,820
Scotland Memorial Hospital, Inc., Revenue, 1999, AGMC Insured, 5.5%, 10/01/29 . 1,125,000 1,128,624
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/37 ........................................... 200,000 220,195
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,466,243
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,774,273

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ $ 5,000,000 $ 5,805,246
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,252,820
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,249,457
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,272,015
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,930,984
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 142,906
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 350,924
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 536,294
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 604,733
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 428,129
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 3,185,000 3,240,205
North Carolina State University at Raleigh ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ........................... 8,980,000 9,986,161
Revenue, 2020 A, Refunding, 2.375%, 10/01/44 ........................... 5,000,000 5,086,129
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,861,917
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,641,916
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,539,323
Revenue, 2021, Refunding, 5%, 7/01/34 ................................. 1,120,000 1,517,241
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,757,632
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,358,721
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,377,893
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,674,841
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 2,004,386
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,693,624
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,659,462
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,209,561
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,442,255
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 19,421,587
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 411,871
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,171,245
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 642,321
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,906,129
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,735,928
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 3,298,361
GO, 2020 A, 5%, 6/01/30 ............................................ 2,500,000 3,365,954
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 3,350,417
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,390,287
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 2,123,589
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 9,360,349
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,225,535
University of North Carolina , System , Revenue , 2008 A , AGMC Insured , 5% , 10/01/33
160,000 160,510
University of North Carolina at Chapel Hill ,
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 5,043,473
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 10,593,008
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,675,539
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,868,630

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The), (continued)
Revenue, 2017, 5%, 10/01/47 ........................................ $ 10,000,000 $ 12,225,963
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,593,934
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,469,520
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 345,502
Revenue, 2020 A, Refunding, 4%, 10/01/49 .............................. 2,800,000 3,280,700
University of North Carolina at Greensboro ,
Revenue, 2014, 5%, 4/01/39 ......................................... 3,500,000 3,909,131
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,405,678
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,160,559
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,361,704
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 3,056,097
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,433,191
Western Carolina University ,
Revenue, 2020, 4%, 10/01/45 ........................................ 5,980,000 7,035,864
Revenue, 2020, 4%, 10/01/49 ........................................ 4,255,000 4,980,511
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 1,109,942
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,887,289
Revenue, 2020 B, 4%, 4/01/50 ........................................ 14,000,000 16,377,411
848,438,198
U.S. Territories 1.6%
Puerto Rico 1.6%
Commonwealth of Puerto Rico , GO , NATL Insured , 5.5% , 7/01/29 ...............
600,000 656,063
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,619,692
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 3,955,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 327,137
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,831,418
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 2,000,000 2,170,669
14,560,179
Total U.S. Territories .................................................................... 14,560,179
Total Municipal Bonds (Cost $820,714,790) .....................................
872,645,627
a a a a
a
Total Investments (Cost $820,714,790) 98.9% ...................................
$872,645,627
Other Assets, less Liabilities 1.1% .............................................
9,706,121
Net Assets 100.0% ...........................................................
$882,351,748
a
A portion or all of the security purchased on a delayed delivery basis.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Ohio Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Illinois 0.2%
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
$ 3,000,000 $ 3,623,795
Ohio 98.2%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 5,558,413
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,594,542
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,114,931
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,925,446
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,888,168
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,535,727
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,281,997
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,133,240
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,247,406
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,333,347
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,541,619
Ashland City School District , GO , 2013-2 , Refunding , 4% , 11/01/49 ..............
6,685,000 6,710,268
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,092,469
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 776,960
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 4,247,560
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 4,044,199
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,159,702
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 8,459,513
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,930,785
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,329,066
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,272,633
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,587,529
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 35,820,000 37,641,798
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 6,480,000 7,501,737
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 118,796
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 159,949
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 218,241
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 229,145
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 240,208
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 245,462
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 256,482
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 261,773
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 278,474
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 283,854

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ $ 900,000 $ 1,030,600
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,138,035
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,210,732
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,580,357
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,889,560
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,871,190
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,847,014
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,100,085
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 10,747,208
City of Akron , Waterworks System , Revenue , 2009 , Refunding , AGMC Insured , 5% ,
3/01/34 ......................................................... 1,000,000 1,003,380
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 6,059,339
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,754,576
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,182,772
GO, 2012, 5%, 12/01/30 ............................................. 35,000 37,442
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,220,122
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,221,019
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,343,927
City of Columbus ,
GO, 2014 A, 5%, 2/15/25 ............................................ 5,000,000 5,637,791
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,232,441
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,942,048
GO, 2021 A, 5%, 4/01/35 ............................................ 6,000,000 8,018,213
GO, 2021 A, 5%, 4/01/36 ............................................ 6,000,000 7,996,573
GO, 2021 A, 5%, 4/01/37 ............................................ 5,000,000 6,643,279
GO, 2021 A, 5%, 4/01/38 ............................................ 5,000,000 6,626,129
GO, 2021 A, 5%, 4/01/39 ............................................ 4,500,000 5,948,108
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,794,884
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,074,623
City of Lakewood , GO , 2021 , Refunding , 4% , 12/01/46 .......................
2,000,000 2,444,418
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,312,147
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,716,937
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,392,840
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 5,054,791
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,112,582
City of Toledo ,
Water System, Revenue, 2012 A, 4%, 11/15/36 ........................... 9,125,000 9,248,690
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 21,039,975
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,133,664
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 710,307

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Cleveland Department of Public Utilities Division of Public Power, (continued)
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... $ 10,000,000 $ 6,437,380
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,312,391
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,308,455
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,854,582
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,069,467
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,920,177
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 783,444
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 841,723
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 119,919
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 837,121
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 119,342
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 951,933
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 588,067
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 2,338,274
Columbus Metropolitan Library ,
Revenue, 2019, 3%, 12/01/43 ........................................ 1,550,000 1,675,117
Revenue, 2020, Refunding, 2%, 12/01/35 ................................ 4,525,000 4,522,691
Revenue, 2020, Refunding, 2%, 12/01/36 ................................ 4,620,000 4,593,952
Revenue, 2020, Refunding, 2%, 12/01/37 ................................ 4,705,000 4,653,621
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 892,521
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 2,180,854
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,782,530
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 24,009,002
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,296,788
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,452,128
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,715,197
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 912,585
GO, 2020 A, Refunding, 3%, 12/01/35 .................................. 1,040,000 1,156,570
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,219,552
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,779,894
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 559,754
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,129,028
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,630,677
Nationwide Children's Hospital, Inc., Revenue, 2017 A, Refunding, 4%, 11/01/44 .. 7,050,000 7,925,334
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,306,661
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,435,354
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 9,013,549
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,997,144
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 9,121,103
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,339,960
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 2,003,312
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,930,983
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,329,137
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 6,013,825

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... $ 2,690,000 $ 2,999,562
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,595,761
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/40 5,975,000 6,444,646
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,187,317
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/51 2,000,000 2,344,561
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 5,641,937
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 6,172,795
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,970,161
Cuyahoga Community College District , Revenue , 2012 D , Refunding , 5% , 8/01/32 ..
2,310,000 2,435,464
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,631,149
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 428,829
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,601,579
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 1,001,285
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,447,486
Defiance City School District , GO , 2014 , Pre-Refunded , 5% , 12/01/46 ............
6,635,000 7,111,923
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,673,652
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,770,459
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 6,575,402
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 8,694,154
Franklin City School District ,
GO, 2021 A, 3%, 11/01/50 ........................................... 3,750,000 4,023,902
GO, 2021 A, 3%, 11/01/57 ........................................... 8,000,000 8,474,333
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 23,305,822
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 16,093,263
Gahanna-Jefferson City School District , GO , 2021 , AGMC Insured , 4% , 12/01/46 ...
5,460,000 6,566,655
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,310,960
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,683,710
Great Oaks Career Campuses Board of Education ,
COP, 2019, 3%, 12/01/44 ............................................ 2,000,000 2,143,456
COP, 2021, 3%, 12/01/44 ............................................ 1,455,000 1,539,562
COP, 2021, 3%, 12/01/46 ............................................ 7,065,000 7,454,847
COP, 2021, 3%, 12/01/50 ............................................ 15,460,000 16,242,006
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,227,649
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 11,268,312
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,956,341
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,713,438
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 21,067,447
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,594,332
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,672,758

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... $ 26,010,000 $ 28,022,287
Lakewood City School District , GO , 2014 A , Pre-Refunded , 5% , 11/01/43 .........
10,895,000 11,650,692
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,496,918
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,701,950
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
10,000,000 10,652,113
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,167,400
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,854,509
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 12,979,394
Marysville Exempted Village School District , GO , 2002 , Refunding , NATL Insured , Zero
Cpn ., 12/01/21 .................................................... 1,000,000 998,395
Miami University ,
Revenue, 2011, 5%, 9/01/31 ......................................... 4,000,000 4,048,330
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,642,628
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,973,399
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 6,029,825
Revenue, 2020 A, Refunding, 4%, 9/01/45 ............................... 6,025,000 7,209,177
a
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,455,230
a
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,432,110
a
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,400,763
a
Revenue, 2021 A, Refunding, 5%, 9/01/36 ............................... 1,370,000 1,848,880
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,640,924
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,827,617
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 16,157,809
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,169,550
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,328,168
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,584,888
North Canton City School District , GO , 2020 , 3% , 11/01/45 ....................
2,730,000 2,925,386
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/21 .............................. 50,000 50,599
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 79,132
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 146,439
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 122,978
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 139,353
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 523,672
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 514,188
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,397,590
Revenue, 2014, Refunding, 4%, 11/15/49 ................................ 6,000,000 6,518,547
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,628,449
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,074,923
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,870,210
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,696,373
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,209,351
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,845,067
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 9,019,530

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
$ 6,340,000 $ 7,261,683
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 345,000 346,264
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 7,231,214
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,504,435
Denison University, Revenue, 2021, 4%, 11/01/45 ......................... 2,500,000 2,955,762
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 4,497,193
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,809,653
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,588,803
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,379,637
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,361,974
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,505,415
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,603,369
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,585,123
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 250,000 313,200
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 530,837
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 521,133
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 709,914
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 437,388
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 166,728
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 639,338
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,276,063
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 1,065,275
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,446,300
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 563,648
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 537,794
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 292,311
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 347,791
Ohio Housing Finance Agency ,
Revenue, 2020 B, GNMA Insured, 2.1%, 9/01/35 .......................... 600,000 613,971
Revenue, 2021 A, 2.25%, 9/01/41 ..................................... 3,000,000 3,049,028
Revenue, 2021 A, 2.4%, 9/01/46 ...................................... 6,500,000 6,588,015
Revenue, 2021 A, 2.45%, 9/01/51 ..................................... 7,000,000 7,083,479
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,791,735
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 40,668,177
Revenue, 2021 A, 5%, 2/15/46 ........................................ 10,000,000 13,074,447
Revenue, 2021 A, 5%, 2/15/51 ........................................ 15,000,000 19,499,518
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,542,083
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,617,591
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 6,313,173
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 8,270,236
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 5,000,000 6,525,261
Revenue, 2019, 5%, 6/01/44 ......................................... 4,000,000 5,157,703
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,711,137
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 2,367,171
Revenue, 2021 A, 5%, 12/01/38 ....................................... 2,750,000 3,709,807
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 2,018,807
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 16,740,483
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 19,318,956
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,685,444
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 7,118,708
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,571,239

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Water Development Authority, (continued)
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ $ 2,500,000 $ 3,236,288
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 17,383,068
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 17,076,243
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 555,728
GO, 2020 A, 2.5%, 12/01/49 .......................................... 6,935,000 7,060,510
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,686,906
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 13,983,493
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 3,932,622
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... 6,000,000 3,813,103
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,265,292
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,667,929
South-Western City School District , GO , 2019 A , 4% , 12/01/48 .................
3,500,000 4,086,306
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,529,019
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,577,445
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,612,948
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 11,966,725
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,649,323
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,360,451
GO, 2020 C, 5%, 3/01/37 ............................................ 2,185,000 2,934,055
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 3,080,035
GO, 2020 C, 5%, 3/01/39 ............................................ 1,750,000 2,337,246
GO, 2021 A, 5%, 5/01/40 ............................................ 2,675,000 3,578,339
GO, 2021 A, 5%, 6/15/41 ............................................ 2,380,000 3,182,943
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,265,062
GO, V, 5%, 5/01/34 ................................................ 4,000,000 5,047,935
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,379,245
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,125,295
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,487,188
Revenue, 2021 A, 5%, 2/01/29 ........................................ 2,400,000 3,118,882
Revenue, 2021 A, 5%, 2/01/30 ........................................ 3,300,000 4,375,583
Revenue, 2021 A, 5%, 2/01/31 ........................................ 2,900,000 3,924,322
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 11,115,021
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,327,464
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,322,811
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,464,164
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 985,873
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,167,985
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 1,003,239
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,300,759
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,919,823
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,710,610
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,167,233
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,727,889
Toledo City School District , GO , 2012 B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,405,095
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 428,427

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Toledo-Lucas County Port Authority, (continued)
Revenue, 2021 A, 3%, 5/15/51 ........................................ $ 1,160,000 $ 1,186,180
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 5,008,137
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 7,220,061
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 13,290,289
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,830,892
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 7,084,881
University of Cincinnati ,
Revenue, 2010 F, 5%, 6/01/32 ........................................ 140,000 140,458
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 7,010,875
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,404,617
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,708,688
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,868,290
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,141,017
Warren County Port Authority ,
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 532,522
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,465,294
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,994,775
Warrensville Heights City School District ,
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 534,285
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 213,432
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 2,039,418
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,702,828
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,742,038
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,925,435
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,736,837
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 12,018,467
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 8,014,879
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,461,448
1,672,798,372
U.S. Territories 0.5%
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,079,794
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,079,838
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 872,365
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 587,196
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 898,265
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 2,209,403

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 940,000 $ 1,020,214
7,747,075
Total U.S. Territories .................................................................... 7,747,075
Total Municipal Bonds (Cost $1,563,697,436) ...................................
1,684,169,242
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Ohio 0.1%
b
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.02% , 6/01/34 ........................... 1,410,000 1,410,000
Total Municipal Bonds (Cost $1,410,000) .......................................
1,410,000
Total Short Term Investments (Cost $1,410,000 ) .................................
1,410,000
a
Total Investments (Cost $1,565,107,436) 99.0% ..................................
$1,685,579,242
Other Assets, less Liabilities 1.0% .............................................
17,862,518
Net Assets 100.0% ...........................................................
$1,703,441,760
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Oregon Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Illinois 0.5%
State of Illinois ,
GO, 2017 D, 5%, 11/01/26 ........................................... $ 1,000,000 $ 1,207,932
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,268,627
GO, 2020 C, 4%, 10/01/42 ........................................... 1,000,000 1,142,509
GO, 2021 A, 5%, 3/01/35 ............................................ 2,250,000 2,878,845
6,497,913
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , Revenue , 2019 BB , 4% , 6/15/50 ...
500,000 559,963
Oregon 96.9%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ 1,325,000 1,381,887
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,958,353
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,929,238
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn ., 6/15/31 ...........
1,000,000 856,199
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,376,577
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,185,257
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,290,250
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,400,301
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,510,885
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,633,815
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,757,825
City of Eugene ,
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,305,507
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,975,428
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,969,369
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,649,571
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,847,782
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,530,000 1,535,301
City of Portland ,
GO, 2001 B, Zero Cpn ., 6/01/21 ....................................... 1,000,000 1,000,000
GO, 2011 A, Refunding, 5%, 6/01/28 ................................... 7,840,000 7,840,000
GO, 2011 A, Refunding, 5%, 6/01/29 ................................... 8,330,000 8,330,000
GO, 2011 A, Refunding, 5%, 6/01/30 ................................... 8,750,000 8,750,000
Tax Allocation, 2011 B, 5%, 6/15/29 .................................... 1,000,000 1,001,765
Tax Allocation, 2011 B, 5%, 6/15/30 .................................... 1,000,000 1,001,765
Tax Allocation, 2011 B, 5%, 6/15/31 .................................... 1,000,000 1,001,765
Tax Allocation, 2012 B, Refunding, 5%, 6/15/22 ........................... 1,035,000 1,087,667
Tax Allocation, 2012 C, 5%, 6/15/28 .................................... 1,000,000 1,047,134
Tax Allocation, 2012 C, 5%, 6/15/30 .................................... 1,000,000 1,046,813
Sewer System, Revenue, Second Lien, 2020 A, 4%, 3/01/34 ................. 5,000,000 6,195,510
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,078,306
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/37 ........................ 11,050,000 11,680,987
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 20,915,000 22,109,307
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,181,024
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 925,403
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,215,496
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,517,438

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn ., 6/15/40 ....................................... $ 10,000,000 $ 5,035,295
GO, 2017 A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 8,167,872
GO, 2017 A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,588,935
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 9,894,076
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 12,275,538
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,180,952
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 8,894,720
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 8,908,403
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,664,470
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 708,285
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,652,986
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,408,708
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,218,902
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,259,483
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,194
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 6,208,163
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ...
7,010,000 8,817,021
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,914,140
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,883,886
Deschutes & Jefferson Counties School District No. 2J Redmond ,
GO, 2004 A, Pre-Refunded, NATL Insured, 5%, 6/15/21 ..................... 85,000 85,151
GO, 2021, 4%, 6/15/31 ............................................. 300,000 381,052
GO, 2021, 4%, 6/15/32 ............................................. 285,000 360,803
GO, 2021, 4%, 6/15/33 ............................................. 480,000 602,858
GO, 2021, 4%, 6/15/34 ............................................. 390,000 488,185
GO, 2021, 4%, 6/15/35 ............................................. 300,000 374,793
GO, 2021, 4%, 6/15/36 ............................................. 300,000 373,610
GO, 2021, 4%, 6/15/37 ............................................. 385,000 477,851
GO, 2021, 4%, 6/15/38 ............................................. 650,000 804,571
GO, 2021, 4%, 6/15/40 ............................................. 1,000,000 1,231,838
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 6,064,932
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,797,440
Deschutes Public Library District ,
GO, 2021, 4%, 6/01/38 ............................................. 7,500,000 9,317,636
GO, 2021, 4%, 6/01/39 ............................................. 6,000,000 7,433,038
GO, 2021, 3%, 6/01/40 ............................................. 12,000,000 13,544,910
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc. ,
Revenue , 2012 , Refunding , 5% , 12/01/29 ................................ 3,690,000 3,888,399
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,560,234
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,209,721
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,568,635
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 419,344
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 404,792
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 333,746
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 431,166

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Jackson County School District No. 6 Central Point, (continued)
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... $ 1,115,000 $ 562,285
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 477,933
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 552,983
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 523,091
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 567,740
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 525,146
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,098,132
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,548,366
GO, 2013 B, Pre-Refunded, 5%, 6/15/30 ................................ 2,000,000 2,196,263
Klamath County School District ,
GO, 2013, 5%, 6/15/29 ............................................. 1,155,000 1,263,875
GO, 2013, 5%, 6/15/30 ............................................. 1,095,000 1,198,219
GO, 2013, 5%, 6/15/31 ............................................. 1,000,000 1,094,049
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,163,951
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,852,968
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,559,618
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,405,068
Lane Community College ,
GO, 2020 A, 4%, 6/15/37 ............................................ 5,345,000 6,564,477
GO, 2020 A, 4%, 6/15/38 ............................................ 2,500,000 3,062,760
GO, 2020 A, 4%, 6/15/39 ............................................ 2,795,000 3,415,402
GO, 2020 A, 4%, 6/15/40 ............................................ 1,200,000 1,463,646
Lane County School District No. 52 Bethel ,
GO, 2021 B, 4%, 6/15/34 ............................................ 400,000 504,990
GO, 2021 B, 4%, 6/15/35 ............................................ 750,000 945,003
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,502,673
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,639,171
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,444,051
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,755,821
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,430,886
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 4,500,000 5,762,728
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,615,228
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 10,057,680
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 9,104,471
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 13,077,580
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 9,679,262
GO, 2019 A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,697,903
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,615,473
GO, 2012 B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,287,930
GO, 2012 B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,475,698
GO, 2012 B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,496,026
GO, 2012 B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,294,299
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,326,442
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,643,523
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,724,293

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Multnomah County School District No. 40, (continued)
GO, 2012 B, Zero Cpn ., 6/15/32 ....................................... $ 2,000,000 $ 1,658,874
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,281,369
GO, 2020, Refunding, 4%, 6/15/39 ..................................... 2,250,000 2,732,391
GO, 2020, Refunding, 5%, 6/15/50 ..................................... 24,655,000 31,598,528
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 1,000,000 1,140,974
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 1,770,000 2,019,520
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 1,250,000 1,426,217
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,930,912
Oregon Health & Science University ,
Oregon Health & Science University Obligated Group, Revenue, 1995 A&B, NATL
Insured, Zero Cpn ., 7/01/21 ........................................ 2,320,000 2,319,714
Oregon Health & Science University Obligated Group, Revenue, 2017 A, 5%, 7/01/42 10,000,000 12,318,019
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%, 7/01/44 ... 8,910,000 9,382,379
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,625,000 1,678,794
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,774,905
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,227,467
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,421,345
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,625,775
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 9,072,617
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,791,324
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 269,153
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 10,180,093
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,283,864
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 6,750,000 7,825,561
Oregon State Lottery ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/28 ............................ 5,800,000 6,318,508
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/32 ............................ 5,000,000 5,446,990
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 14,376,495
Port of Portland ,
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 15,487,226
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 16,250,000 20,100,805
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,689,573
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 11,204,612
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 12,720,166
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 500,000 651,663
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 717,595
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 593,877
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/33 .................... 650,000 847,162
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 1,031,741
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 864,687
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,648,451
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 641,478
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 572,031
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,546,881
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 3,044,096
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,124,950
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 47,443,028

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn ., 6/15/30 ....................................... $ 8,500,000 $ 7,464,483
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 6,131,218
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 12,232,003
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,257,245
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,889,433
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,466,523
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 3,075,395
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,056,901
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,944,051
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 8,334,262
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,150,959
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,350,247
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,332,678
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,315,651
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,339,149
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,145,344
GO, 2021 A, 5%, 5/01/31 ............................................ 2,000,000 2,740,498
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,045,032
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 4,000,354
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 16,275,478
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 30,000,000 38,624,238
Department of Transportation, Revenue, Sub. Lien, 2020 A, 5%, 11/15/40 ....... 25,000,000 32,898,235
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 25,565,000 26,709,261
Housing & Community Services Department, Revenue, 2019 A, 2.9%, 7/01/43 .... 13,905,000 14,622,351
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,573,320
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,151,922
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,673,080
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,161,143
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,472,269
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 9,038,734
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,668,532
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 22,471,124
Revenue, Senior Lien, 2019 A, 4%, 9/01/39 .............................. 2,550,000 3,068,254
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,686,845
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 23,002,392
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,803,042
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 25,293,444
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 302,199
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 240,588
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 895,782
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 830,592
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,501,876
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,326,095
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 9,153,875

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton, (continued)
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ $ 11,000,000 $ 12,586,579
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 12,319,437
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 12,295,007
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,381,374
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,838,902
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,263,483
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 2,151,642
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,640,721
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,906,820
Yamhill Clackamas & Washington Counties School District No. 29J Newberg ,
GO, 2021 B, 4%, 6/15/33 ............................................ 1,710,000 2,147,682
GO, 2021 B, 4%, 6/15/34 ............................................ 4,565,000 5,714,270
GO, 2021 B, 4%, 6/15/35 ............................................ 3,935,000 4,916,040
GO, 2021 B, 4%, 6/15/36 ............................................ 3,320,000 4,134,618
1,287,687,244
U.S. Territories 1.3%
Puerto Rico 1.3%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,031,182
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,403,733
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,079,838
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 6,758,400
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,199,502
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 434,134
16,906,789
Total U.S. Territories .................................................................... 16,906,789
Total Municipal Bonds (Cost $1,212,761,516) ...................................
1,311,651,909
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Oregon 0.3%
c
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.02%, 8/01/34 ................................. 600,000 600,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.02%, 8/01/34 ................................. 1,600,000 1,600,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Oregon (continued)
c
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 0.02% ,
12/01/44 ........................................................ $ 2,200,000 $ 2,200,000
4,400,000
Total Municipal Bonds (Cost $4,400,000) .......................................
4,400,000
Total Short Term Investments (Cost $4,400,000 ) .................................
4,400,000
a
Total Investments (Cost $1,217,161,516) 99.0% ..................................
$1,316,051,909
Other Assets, less Liabilities 1.0% .............................................
13,128,886
Net Assets 100.0% ...........................................................
$1,329,180,795
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $9,950,327, representing 0.7% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.7%
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 5% , 6/15/39 ...
$ 2,240,000 $ 2,838,672
Pennsylvania 99.2%
Abington School District , GO , 2017 A , 4% , 10/01/42 .........................
12,000,000 13,765,331
Allegheny County Higher Education Building Authority ,
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,160,381
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,480,356
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 8,711,522
Avon Grove School District Chester County ,
GO, 2021 A, 4%, 11/15/35 ........................................... 500,000 603,674
GO, 2021 A, 4%, 11/15/36 ........................................... 1,000,000 1,204,123
GO, 2021 A, 4%, 11/15/37 ........................................... 1,250,000 1,500,320
GO, 2021 A, 4%, 11/15/38 ........................................... 1,890,000 2,263,344
GO, 2021 A, 4%, 11/15/40 ........................................... 2,700,000 3,220,506
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,143,413
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 682,125
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,382,951
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,160,009
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,114,873
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,213,900
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,204,889
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,391,378
Bucks County Industrial Development Authority ,
George School, Revenue, 2011, 5%, 9/15/41 ............................. 5,000,000 5,065,477
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,712,659
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 12,512,298
Bucks County Water and Sewer Authority , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 12/01/41 .............................................. 10,000,000 10,245,554
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,834,845
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,880,041
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,666,644
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,906,816
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,782,133
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,078,493
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,468,594
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,040,068
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ....................... 2,500,000 2,939,267
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 520,140
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,549,277
City of Bethlehem , GO , 2011 B , Pre-Refunded , AGMC Insured , 6.5% , 12/01/32 .....
4,965,000 4,965,000
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 455,802

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Erie Higher Education Building Authority, (continued)
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... $ 1,000,000 $ 1,123,229
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 580,677
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 4,225,065
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 6,311,670
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 3,175,677
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 3,161,852
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 12,056,239
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 3,148,025
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,704,648
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,145,483
Water & Wastewater, Revenue, 2015 A, 5%, 7/01/40 ....................... 10,000,000 11,271,423
Water & Wastewater, Revenue, 2015 A, 5%, 7/01/45 ....................... 5,000,000 5,611,303
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,405,428
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 6,109,583
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,258,114
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,330,920
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/50 .............. 5,000,000 6,440,193
City of Pittsburgh ,
GO, 2021, 4%, 9/01/36 ............................................. 750,000 889,647
GO, 2021, 4%, 9/01/37 ............................................. 500,000 590,220
GO, 2021, 4%, 9/01/38 ............................................. 760,000 895,064
GO, 2021, 4%, 9/01/39 ............................................. 730,000 857,224
Colonial School District ,
GO, 2021 A, 3%, 2/15/35 ............................................ 600,000 663,894
GO, 2021 A, 3%, 2/15/36 ............................................ 700,000 770,647
GO, 2021 A, 3%, 2/15/37 ............................................ 525,000 576,018
GO, 2021 A, 3%, 2/15/38 ............................................ 655,000 716,954
GO, 2021 A, 3%, 2/15/39 ............................................ 325,000 354,929
GO, 2021 A, 3%, 2/15/40 ............................................ 1,650,000 1,798,694
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,666,253
Commonwealth of Pennsylvania ,
GO, 2019, Refunding, 5%, 7/15/29 ..................................... 10,000,000 13,145,385
GO, First Series, 2020, 3%, 5/01/36 .................................... 22,495,000 25,341,407
GO, First Series, 2021, 3%, 5/15/34 .................................... 10,000,000 11,350,709
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,327,409
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,230,870
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,980,727
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,170,257
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,304,182
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,547,366
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 728,012
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 857,070
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 575,873
a
County of Monroe ,
GO, 2021 A, 4%, 7/15/36 ............................................ 5,440,000 6,510,985
GO, 2021 A, 4%, 7/15/37 ............................................ 5,500,000 6,568,685
County of Montgomery ,
GO, 2021 A, 5%, 1/01/38 ............................................ 6,825,000 9,135,465
GO, 2021 A, 5%, 1/01/39 ............................................ 7,175,000 9,578,862

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of York , GO , 2020 B , 4% , 6/01/38 .................................
$ 860,000 $ 1,036,753
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,771,679
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,703,103
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012 A , 5% ,
6/01/42 ......................................................... 15,590,000 16,197,109
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 3,040,000 3,323,814
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,745,695
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,339,152
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,301,890
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,376,221
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 3,250,000 3,376,075
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 3,750,000 4,024,014
Easton Area School District ,
GO, 2021, 4%, 4/01/32 ............................................. 1,450,000 1,765,358
GO, 2021, 4%, 4/01/33 ............................................. 600,000 728,242
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
6,000,000 7,251,070
a
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,317,043
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 1,100,314
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 1,097,041
GO, 2021, BAM Insured, 3%, 9/15/40 ................................... 1,080,000 1,181,608
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
2,210,000 2,259,626
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 19,055,000 22,719,232
Geisinger Health System Obligated Group, Revenue, 2020 A, Refunding, 4%,
4/01/39 ........................................................ 3,680,000 4,373,767
Geisinger Health System Obligated Group, Revenue, 2020 A, Refunding, 4%,
4/01/50 ........................................................ 13,000,000 15,150,139
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 13,657,323
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 793,613
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,981,121
GO, 2021, 3%, 4/01/35 ............................................. 810,000 883,051
GO, 2021, 3%, 4/01/36 ............................................. 625,000 679,712
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 1,084,524
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 1,082,005
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 1,095,682
GO, 2021, 4%, 4/01/40 ............................................. 800,000 936,448
GO, 2021, 4%, 4/01/41 ............................................. 1,100,000 1,285,616
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 2,038,317
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,100,018

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 C , 5% , 7/01/41 ........ $ 5,000,000 $ 5,024,878
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,970,634
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,144,878
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,658,835
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,195,177
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 2,207,817
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 820,144
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 871,170
St. Vincent College Corp., Revenue, 2013, 5%, 5/01/43 ..................... 4,120,000 4,333,379
Lehigh County Authority ,
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 3,136,480
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,688,738
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,559,012
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,661,360
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,761,228
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012 A , Pre-Refunded , 5% , 1/01/41 ............................ 4,000,000 4,109,910
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,698,388
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,516,005
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 688,925
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,392,127
Main Line Health System, Inc. Obligated Group, Revenue, 2012 A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 9,992,893
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,829,636
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,309,202
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 544,970
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,648,219
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,753,656
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 2,994,342
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,164,718
Wilkes University, Revenue, 2012 A, 5.25%, 3/01/42 ........................ 2,400,000 2,449,181
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 926,877
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 839,788
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 2,095,695
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 583,402
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,543,567

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... $ 5,000,000 $ 5,632,456
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,728,150
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 10,416,088
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/37 ........... 1,375,000 1,678,196
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,608,449
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,453,213
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,248,489
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/44 ................ 1,000,000 1,159,555
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/50 ..... 5,000,000 5,789,273
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012 A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,315,570
Gwynedd Mercy University, Revenue, 2012 KK-1, 5.375%, 5/01/42 ............ 1,800,000 1,851,893
Shippensburg University of Pennsylvania, Revenue, 2011, Pre-Refunded, 6.25%,
10/01/43 ....................................................... 7,000,000 7,141,518
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,490,412
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,129,161
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 3,937,204
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 15,613,894
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,502,881
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 3,337,672
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 16,882,533
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 4%, 2/15/43 .. 12,575,000 14,407,189
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 6,112,919
University of Pennsylvania Health System Obligated Group (The), Revenue, 2011 A,
Pre-Refunded, 5.75%, 8/15/41 ...................................... 3,950,000 3,995,562
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,511,686
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,716,130
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 11,051,861
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/44 .................................................... 6,000,000 7,014,563
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/49 .................................................... 3,000,000 3,475,912
University of Pennsylvania Health System Obligated Group (The), Revenue, 2021 A,
Refunding, 5%, 8/15/37 ............................................ 1,000,000 1,327,812
University of Pennsylvania Health System Obligated Group (The), Revenue, 2021 A,
Refunding, 5%, 8/15/38 ............................................ 1,000,000 1,324,236
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,242,974
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,337,326
Revenue, 2019-130A, 3%, 10/01/46 .................................... 5,000,000 5,193,737
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,755,635
Revenue, 2020-133, 2.5%, 10/01/45 ................................... 10,000,000 10,322,942
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,284,756
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 12,014,223
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 19,353,641
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 12,211,912

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania State University (The), (continued)
Revenue, 2018, 5%, 9/01/48 ......................................... $ 5,955,000 $ 7,387,991
Revenue, 2019 A, 5%, 9/01/37 ........................................ 3,585,000 4,635,136
Revenue, 2019 A, 5%, 9/01/45 ........................................ 5,475,000 6,958,878
Revenue, 2019 A, 5%, 9/01/49 ........................................ 6,720,000 8,506,739
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,512,806
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,660,947
Revenue, 2018 A, 5%, 12/01/48 ....................................... 18,600,000 23,200,589
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 3,200,835
Revenue, 2021 A, 4%, 12/01/50 ....................................... 10,000,000 11,740,934
Pequea Valley School District ,
GO, 2021, 3%, 5/15/32 ............................................. 500,000 556,890
GO, 2021, 3%, 5/15/36 ............................................. 500,000 551,251
GO, 2021, 3%, 5/15/37 ............................................. 500,000 549,685
GO, 2021, 3%, 5/15/38 ............................................. 300,000 329,056
GO, 2021, 3%, 5/15/39 ............................................. 350,000 382,988
GO, 2021, 3%, 5/15/40 ............................................. 300,000 327,721
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,007,958
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,621,051
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 236,801
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 358,714
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,951,364
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,750,271
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 13,242,539
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,209,235
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 6,040,809
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 7,176,934
Revenue, Sixteenth A, AGMC Insured, 4%, 8/01/45 ........................ 3,750,000 4,408,250
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/50 ........................ 7,000,000 8,826,290
Philadelphia Housing Authority , Revenue , 2002 A , AGMC Insured , 5% , 12/01/21 ....
2,560,000 2,569,106
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/45 ................... 1,700,000 2,011,769
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/50 ................... 6,105,000 7,200,350
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,617,726
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,551,995
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,919,791
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 4,119,318
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,705,978
GO, 2021, 4%, 8/15/39 ............................................. 1,400,000 1,665,278
GO, 2021, 4%, 8/15/40 ............................................. 1,250,000 1,484,131
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,787,402
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 3,288,814
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 4,231,652
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,682,314
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 18,875,198

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State College Area School District, (continued)
GO, 2018, 5%, 5/15/37 ............................................. $ 1,075,000 $ 1,345,820
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,324,797
State Public School Building Authority ,
Butler County Community College, Revenue, 2021, AGMC Insured, 4%, 6/15/36 .. 1,015,000 1,184,395
Butler County Community College, Revenue, 2021, AGMC Insured, 4%, 6/15/40 .. 1,515,000 1,736,993
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,650,633
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,648,785
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,098,391
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 639,299
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,189,520
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,000,000 5,202,485
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 1,103,413
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,652,053
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,400,362
GO, 2021 A, 4%, 1/15/51 ............................................ 5,000,000 5,829,581
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 932,774
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,659,148
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,856,833
a
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 3,026,787
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,531,428
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 2,223,994
1,073,742,744
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,187,774
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,079,838
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 4,968,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,035,934
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,957,459
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 892,201
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,400,081
13,521,287
Total U.S. Territories .................................................................... 13,521,287
Total Municipal Bonds (Cost $1,025,184,163) ...................................
1,090,102,703
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 184 .
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Pennsylvania 0.2%
c
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2002 B , Refunding , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 7/01/25 ...................... $ 2,400,000 $ 2,400,000
Total Municipal Bonds (Cost $2,400,000) .......................................
2,400,000
Total Short Term Investments (Cost $2,400,000 ) .................................
2,400,000
a
Total Investments (Cost $1,027,584,163) 100.9% ................................
$1,092,502,703
Other Assets, less Liabilities (0.9)% ...........................................
(10,106,332)
Net Assets 100.0% ...........................................................
$1,082,396,371
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2021
Franklin Virginia Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
$ 1,500,000 $ 1,839,267
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,268,627
3,107,894
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 559,964
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 3,250,000 4,268,849
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 500,000 594,506
5,423,319
Virginia 91.4%
Alexandria Industrial Development Authority , Goodwin House, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 10/01/45 ................................ 975,000 1,102,224
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 2,359,333
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 11,833,045
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,166,401
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,625,916
City of Bristol , Revenue , 2001 , AGMC Insured , ETM, 5% , 7/15/21 ...............
270,000 271,576
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,872,589
City of Newport News ,
GO, 2021 A, 4%, 2/01/33 ............................................ 1,750,000 2,192,417
GO, 2021 A, 4%, 2/01/34 ............................................ 850,000 1,059,523
GO, 2021 A, 4%, 2/01/35 ............................................ 800,000 990,799
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 6,459,879
GO, 2016 A, Pre-Refunded, 5%, 10/01/41 ............................... 1,040,000 1,284,630
GO, 2016 A, Pre-Refunded, 5%, 10/01/46 ............................... 2,500,000 3,088,052
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,135,257
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,485,174
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,423,698
City of Portsmouth , GO , 2012 A , 5% , 7/15/41 ..............................
4,010,000 4,208,901
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,792,676
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 11,998,921
Public Utility, Revenue, 2020 A, 4%, 1/15/38 .............................. 5,745,000 6,947,324
City of Roanoke , GO , 2021 A , 3% , 4/01/34 ................................
2,045,000 2,355,313
City of Virginia Beach ,
Storm Water Utility, Revenue, 2020 A, 5%, 11/15/31 ........................ 2,920,000 3,977,592
Storm Water Utility, Revenue, 2020 A, 3%, 11/15/43 ........................ 4,225,000 4,689,990
Commonwealth of Virginia , GO , 2020 A , 4% , 6/01/31 .........................
4,650,000 5,851,388
County of Arlington ,
GO, 2019, 4%, 6/15/34 ............................................. 2,000,000 2,445,916
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 9,190,000 11,389,561
County of Fairfax ,
GO, 2018 A, 4%, 10/01/34 ........................................... 3,000,000 3,583,871
GO, 2020 A, Refunding, 5%, 10/01/32 .................................. 5,735,000 7,666,677

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
County of Fairfax, (continued)
GO, 2020 A, Refunding, 5%, 10/01/35 .................................. $ 5,750,000 $ 7,604,914
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,606,036
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,429,181
County of Henrico ,
Water & Sewer, Revenue, 2020 A, 3%, 5/01/46 ........................... 2,150,000 2,394,569
Water & Sewer, Revenue, 2020 A, 4%, 5/01/50 ........................... 6,050,000 7,238,979
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,142,532
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,505,220
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,626,275
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,798,240
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,715,814
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,284,410
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 6,067,893
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,984,075
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,595,636
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,266,400
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 14,505,215
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 24,367,614
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 5,131,432
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 3,000,000 3,830,909
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,775,774
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 564,548
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 810,593
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,668,801
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,343,109
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, 5%, 1/01/42 2,000,000 2,138,244
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,374,962
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,827,203
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,549,894
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,250,035
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,433,012
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 595,423
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 2,079,350
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,267,558
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 1,009,559
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,660,487

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
$ 3,000,000 $ 3,401,920
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,421,211
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Refunding , 5% , 11/01/46 ........................ 10,000,000 10,584,739
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,070,520
Roanoke Economic Development Authority ,
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 3%, 7/01/45 ....... 6,000,000 6,381,827
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/51 ....... 12,055,000 14,127,689
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,122,247
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,646
University of Virginia , Revenue , 2017 A , Refunding , 5% , 4/01/47 ................
9,630,000 11,723,124
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 7,085,954
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 2,012,512
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,531,831
Virginia College Building Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 91,716
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,803,484
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 8,025,599
Revenue, 2019 A, 4%, 2/01/34 ........................................ 5,000,000 6,001,838
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 6,059,921
Revenue, 2021, Refunding, 4%, 6/01/36 ................................. 2,750,000 3,267,343
Revenue, 2021, Refunding, 3%, 6/01/41 ................................. 4,800,000 5,052,102
Revenue, 2021, Refunding, 4%, 6/01/46 ................................. 3,725,000 4,307,428
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 873,351
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 450,290
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 546,630
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 1,187,819
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,878,369
Washington & Lee University (The), Revenue, 2015 A, Refunding, 5%, 1/01/40 .... 5,000,000 5,708,994
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,764,926
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,891,345
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,445,086
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,904,007
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 4,208,133
Virginia Public Building Authority ,
Revenue, 2019 A, 4%, 8/01/35 ........................................ 1,250,000 1,520,122
Revenue, 2021 A-2, 4%, 8/01/34 ...................................... 6,000,000 7,546,138
Revenue, 2021 A-2, 4%, 8/01/35 ...................................... 5,000,000 6,275,024
Revenue, 2021 A-2, 4%, 8/01/37 ...................................... 3,000,000 3,743,630
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,477,822
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,761,497
Revenue, 2019 A, 5%, 8/01/30 ........................................ 3,535,000 4,660,107
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,446,685
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 5,190,000 6,459,192
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,912,986
County of Prince William, Revenue, 2019 A, 3%, 10/01/38 ................... 5,455,000 6,163,877

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Resources Authority ,
Revenue, 2015 A, Refunding, 5%, 11/01/38 .............................. $ 5,165,000 $ 6,132,679
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 6,181,862
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,523,253
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,862,550
Revenue, 2021 A, Refunding, 4%, 11/01/43 .............................. 2,000,000 2,462,734
Revenue, 2021 A, Refunding, 4%, 11/01/47 .............................. 2,000,000 2,445,084
Clean Water Revolving Fund, Revenue, 2020, 4%, 10/01/52 .................. 1,915,000 2,300,949
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,463,234
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,565,275
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,825,765
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,962,561
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 750,000 833,443
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,701,784
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,239,915
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,808,806
588,872,114
U.S. Territories 6.0%
District of Columbia 4.7%
Metropolitan Washington Airports Authority , Revenue , 2019 A , Refunding , 5% , 10/01/49
5,000,000 6,178,569
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,050,789
Revenue, 2020 A, 5%, 7/15/45 ........................................ 7,000,000 9,037,557
Revenue, 2020 A, 5%, 7/15/36 ........................................ 5,000,000 6,577,186
a
Revenue, 2021 A, 4%, 7/15/39 ........................................ 1,000,000 1,229,254
a
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,342,885
30,416,240
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,835,651
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 1,001,000
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,824,000
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 2,126,698
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,736,535
8,523,884
Total U.S. Territories .................................................................... 38,940,124
Total Municipal Bonds (Cost $598,127,516) .....................................
636,343,451
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 184 .
Short Term Investments 0.9%
a a
Principal
Amount
a
Value
Municipal Bonds 0.9%
Virginia 0.9%
c
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... $ 5,700,000 $ 5,700,000
Total Municipal Bonds (Cost $5,700,000) .......................................
5,700,000
Total Short Term Investments (Cost $5,700,000 ) .................................
5,700,000
a
Total Investments (Cost $603,827,516) 99.6% ...................................
$642,043,451
Other Assets, less Liabilities 0.4% .............................................
2,484,507
Net Assets 100.0% ...........................................................
$644,527,958
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Quarterly Statements of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $67,125,853 $— $— $ — $ 1,269,823 $ 68,395,676 2,515,000 $ 307,190
Total Affiliated Securities .... $67,125,853 $— $— $— $1,269,823 $68,395,676 $307,190
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $37,366,280 $— $— $ — $ 706,860 $ 38,073,140 1,400,000 $ 171,000
Total Affiliated Securities .... $37,366,280 $— $— $— $706,860 $38,073,140 $171,000
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $30,278,325 $6,625,875 $— $ — $ 686,575 $ 37,590,775 1,405,000 $ 209,178
Total Affiliated Securities .... $30,278,325 $6,625,875 $— $— $686,575 $37,590,775 $209,178

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 247,181,202 $ — $ 247,181,202
Total Investments in Securities ........... $— $247,181,202 $— $247,181,202
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,036,771,824 — 1,036,771,824
Short Term Investments ................... — 11,135,000 — 11,135,000
Total Investments in Securities ........... $— $1,047,906,824 $— $1,047,906,824
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 757,337,126 — 757,337,126
Short Term Investments ................... — 2,100,000 — 2,100,000
Total Investments in Securities ........... $— $759,437,126 $— $759,437,126
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 200,118,988 — 200,118,988
Total Investments in Securities ........... $— $200,118,988 $— $200,118,988
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 68,395,676 — — 68,395,676
Commercial Mortgage-Backed Securities ...... — 8,148,216 — 8,148,216
Municipal Bonds ......................... — 3,731,914,971 — 3,731,914,971
Short Term Investments ................... — 4,400,000 — 4,400,000
Total Investments in Securities ........... $68,395,676 $3,744,463,187 $— $3,812,858,863
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 38,073,140 — — 38,073,140
Municipal Bonds ......................... — 993,377,743 — 993,377,743
Short Term Investments ................... — 352,120,000 — 352,120,000
Total Investments in Securities ........... $38,073,140 $1,345,497,743 $— $1,383,570,883
Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 534,299,001 — 534,299,001
Short Term Investments ................... — 2,490,000 — 2,490,000
Total Investments in Securities ........... $— $536,789,001 $— $536,789,001
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 476,024,932 $ — $ 476,024,932
Short Term Investments ................... — 2,500,000 — 2,500,000
Total Investments in Securities ........... $— $478,524,932 $— $478,524,932
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 86,524,275 — — 86,524,275
Senior Floating Rate Interests ............... — 2,195,884 4,563,281 6,759,165
U.S. Government and Agency Securities ....... — — 1,900,000 1,900,000
Municipal Bonds ......................... — 6,822,900,147 — 6,822,900,147
Short Term Investments ................... — 49,215,000 — 49,215,000
Total Investments in Securities ........... $86,524,275 $6,874,311,031 $6,463,281 $6,967,298,587
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 144,720,231 — 144,720,231
Short Term Investments ................... — 1,460,000 — 1,460,000
Total Investments in Securities ........... $— $146,180,231 $— $146,180,231
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 389,228,655 — 389,228,655
Total Investments in Securities ........... $— $389,228,655 $— $389,228,655
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 421,494,301 — 421,494,301
Short Term Investments ................... — 1,100,000 — 1,100,000
Total Investments in Securities ........... $— $422,594,301 $— $422,594,301
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 445,278,511 — 445,278,511
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $445,878,511 $— $445,878,511
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 971,382,983 — 971,382,983
Short Term Investments ................... — 9,290,000 — 9,290,000
Total Investments in Securities ........... $— $980,672,983 $— $980,672,983
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,132,403,017 — 1,132,403,017
Short Term Investments ................... — 30,665,000 — 30,665,000
Total Investments in Securities ........... $— $1,163,068,017 $— $1,163,068,017
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,011,688,838 $ — $ 1,011,688,838
Short Term Investments ................... — 3,195,000 — 3,195,000
Total Investments in Securities ........... $— $1,014,883,838 $— $1,014,883,838
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 7,632,904 — 7,632,904
Total Investments in Securities ........... $— $7,632,904 $— $7,632,904
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 828,540,301 — 828,540,301
Short Term Investments ................... — 3,300,000 — 3,300,000
Total Investments in Securities ........... $— $831,840,301 $— $831,840,301
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 872,645,627 — 872,645,627
Total Investments in Securities ........... $— $872,645,627 $— $872,645,627
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,684,169,242 — 1,684,169,242
Short Term Investments ................... — 910,000 — 910,000
Total Investments in Securities ........... $— $1,685,079,242 $— $1,685,079,242
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,311,651,909 — 1,311,651,909
Short Term Investments ................... — 4,400,000 — 4,400,000
Total Investments in Securities ........... $— $1,316,051,909 $— $1,316,051,909
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,090,102,703 — 1,090,102,703
Short Term Investments ................... — 2,400,000 — 2,400,000
Total Investments in Securities ........... $— $1,092,502,703 $— $1,092,502,703
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 636,343,451 — 636,343,451
Short Term Investments ................... — 5,700,000 — 5,700,000
Total Investments in Securities ........... $— $642,043,451 $— $642,043,451
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.